UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549


                                   FORM N-CSR

   CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

                  Investment Company Act file number 811-00945
                                                     ---------

                              Phoenix Equity Trust
               --------------------------------------------------
               (Exact name of registrant as specified in charter)

                                101 Munson Street
                              Greenfield, MA 01301
               --------------------------------------------------
               (Address of principal executive offices) (Zip code)

        Kevin J. Carr, Esq.
Vice President, Chief Legal Officer,                  John H. Beers, Esq.
Counsel and Secretary for Registrant             Vice President and Secretary
   Phoenix Life Insurance Company               Phoenix Life Insurance Company
          One American Row                             One American Row
      Hartford, CT 06103-2899                       Hartford, CT 06103-2899
--------------------------------------------------------------------------------
                     (Name and address of agent for service)

       Registrant's telephone number, including area code: (800) 243-1574
                                                           --------------

                        Date of fiscal year end: June 30
                                                 -------

                   Date of reporting period:     December 31, 2005
                                            ----------------------


Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1. REPORTS TO STOCKHOLDERS.

The Report to Shareholders is attached herewith.



--------------------------------------------------------------------------------

                                                             DECEMBER 31, 2005
--------------------------------------------------------------------------------

  SEMIANNUAL REPORT

--------------------------------------------------------------------------------

       o  PHOENIX MID-CAP VALUE FUND

       o  PHOENIX PATHFINDER FUND

       o  PHOENIX RELATIVE VALUE FUND

       o  PHOENIX TOTAL VALUE FUND

       o  PHOENIX WORLDWIDE STRATEGIES FUND

            FORMERLY PHOENIX-ABERDEEN WORLDWIDE OPPORTUNITIES FUND


                                                          GET FUND DOCUMENTS
                                                          BY E-MAIL INSTEAD.

                                                        ELIGIBLE SHAREHOLDERS
                                                      MAY SIGN UP FOR E-DELIVERY
                                                         AT PHOENIXFUNDS.COM.


      TRUST NAME: PHOENIX EQUITY TRUST

      [LOGO] PHOENIXFUNDS(SM)

   --------------------------------------------------------------------------
    Mutual funds are not insured by the FDIC; are not deposits or other obligations of a bank and are not guaranteed by a bank; and are subject to investment risks, including possible loss of the principal invested.
   --------------------------------------------------------------------------


This report is not authorized for distribution to prospective investors in the Phoenix Equity Trust unless preceded or accompanied by an effective prospectus which includes information concerning the sales charge, each Fund's record and other pertinent information.

MESSAGE FROM THE CHAIRMAN


DEAR SHAREHOLDER:

      I encourage you to review this semiannual report for the Phoenix Mid-Cap Value Fund, Phoenix Pathfinder Fund, Phoenix Relative Value Fund, Phoenix Total Value Fund and Phoenix Worldwide Strategies Fund, which covers the six-month period ended December 31, 2005.

      Looking back at 2005, the equity market posted modest returns for the year, with most of the gains coming after Labor Day, driven by strong corporate earnings. The economy posted a 3.5% growth rate in 2005, down from 4% in 2004, as rising interest rates and energy prices continued to weigh on the consumer. As we enter a new year, the pace of U.S. economic growth continues to moderate.

      No matter what the market brings, short-term performance changes should not distract you from your long-term financial plan. Now may be an opportune time for you to review your portfolio with your financial advisor to make sure that your asset allocation remains on target. Keep in mind that finding the best balance of performance and protection requires discipline and diversification.(1) Your Phoenix mutual fund allocation may help in this effort.

      As an alternative to paper mail, if you would like to view your mutual fund communications electronically, including account statements, prospectuses, and annual and semiannual reports, sign up for our E-Delivery service. To register, go online to PhoenixFunds.com, select the Individual Investors option, and follow the E-Delivery instructions, or call Mutual Fund Services at 1-800-243-1574 and a customer service representative will be happy to assist you.


Sincerely,

/s/ Philip R. McLoughlin


Philip R. McLoughlin
Chairman, Phoenix Funds

JANUARY 2006


(1) DIVERSIFICATION DOES NOT GUARANTEE AGAINST A LOSS, AND THERE IS NO GUARANTEE THAT A DIVERSIFIED PORTFOLIO WILL OUTPERFORM A NON-DIVERSIFIED PORTFOLIO.

The preceding information is the opinion of the Chairman of the Phoenix Funds Board of Trustees. There is no guarantee that market forecasts discussed will be realized.

TABLE OF CONTENTS


Glossary .................................................................................  3

Phoenix Mid-Cap Value Fund ...............................................................  4

Phoenix Pathfinder Fund .................................................................. 10

Phoenix Relative Value Fund .............................................................. 16

Phoenix Total Value Fund ................................................................. 22

Phoenix Worldwide Strategies Fund ........................................................ 30

Notes to Financial Statements ............................................................ 41

Board of Trustees' Consideration of Investment Advisory and Subadvisory Agreements ....... 46


--------------------------------------------------------------------------------

PROXY VOTING PROCEDURES (FORM N-PX)

The Adviser and subadvisers vote proxies relating to portfolio securities in accordance with procedures that have been approved by the Trust's Board of Trustees. You may obtain a description of these procedures, along with information regarding how the Funds voted proxies during the most recent 12-month period ended June 30, 2005, free of charge, by calling toll-free 1-800-243-1574. This information is also available through the Securities and Exchange Commission's website at http://www.sec.gov.


FORM N-Q INFORMATION

The Trust files a complete schedule of portfolio holdings with the Securities and Exchange Commission (the "SEC") for the first and third quarters of each fiscal year on Form N-Q. Form N-Q is available on the SEC's website at http://www.sec.gov. Form N-Q may be reviewed and copied at the SEC's Public Reference Room. Information on the operation of the SEC's Public Reference Room can be obtained by calling toll-free 1-800-SEC-0330.

--------------------------------------------------------------------------------

GLOSSARY


ADR (AMERICAN DEPOSITARY RECEIPT)
Represents shares of foreign companies traded in U.S. dollars on U.S. exchanges that are held by a bank or a trust. Foreign companies use ADRs in order to make it easier for Americans to buy their shares.

REITS (REAL ESTATE INVESTMENT TRUSTS)
Real estate investment trusts are typically publicly traded companies that own, develop and operate income-producing real estate such as apartments, office buildings, hotels, shopping centers and other commercial properties.

SPONSORED ADR
An ADR which is issued with the cooperation of the company whose stock will underlie the ADR. These shares carry all the rights of the common share such as voting rights. ADRs must be sponsored to be able to trade on the NYSE.

PHOENIX MID-CAP VALUE FUND


ABOUT YOUR FUND'S EXPENSES (UNAUDITED)

      We believe it is important for you to understand the impact of costs on your investment. All mutual funds have operating expenses. As a shareholder of the Mid-Cap Value Fund, you incur two types of costs: (1) transaction costs, including sales charges on purchases of Class A shares and contingent deferred sales charges on Class C shares; and (2) ongoing costs, including investment advisory fees; distribution and service fees; and other expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. These examples are based on an investment of $1,000 invested at the beginning of the period and held for the entire period.

ACTUAL EXPENSES

      The first line of the accompanying tables provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

      The second line of the accompanying tables provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not your Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your Fund and other funds. To do so, compare these 5% hypothetical examples with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

      Please note that the expenses shown in the accompanying tables are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges or contingent deferred sales charges. Therefore, the second line of the accompanying tables is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs could have been higher. The calculations assume no shares were bought or sold during the period. Your actual costs may have been higher or lower, depending on the amount of your investment and the timing of any purchases or redemptions.

                            Beginning          Ending         Expenses Paid
  Mid-Cap Value Fund      Account Value     Account Value        During
        Class A           June 30, 2005   December 31, 2005      Period*
-----------------------   -------------   -----------------   -------------
Actual                      $1,000.00         $1,024.30           $6.37

Hypothetical (5% return
   before expenses)          1,000.00          1,018.83            6.37

* EXPENSES ARE EQUAL TO THE FUND'S CLASS A ANNUALIZED EXPENSE RATIO OF 1.25%, WHICH INCLUDES WAIVED FEES AND REIMBURSED EXPENSES, IF APPLICABLE, MULTIPLIED BY THE AVERAGE ACCOUNT VALUE OVER THE PERIOD, MULTIPLIED BY THE NUMBER OF DAYS IN THE MOST RECENT FISCAL HALF-YEAR, THEN DIVIDED BY 365 TO REFLECT THE ONE-HALF YEAR PERIOD.

                            Beginning          Ending         Expenses Paid
  Mid-Cap Value Fund      Account Value     Account Value        During
        Class C           June 30, 2005   December 31, 2005      Period*
-----------------------   -------------   -----------------   -------------
Actual                      $1,000.00         $1,020.20          $10.20

Hypothetical (5% return
   before expenses)          1,000.00          1,014.98           10.23

* EXPENSES ARE EQUAL TO THE FUND'S CLASS C ANNUALIZED EXPENSE RATIO OF 2.00%, WHICH INCLUDES WAIVED FEES AND REIMBURSED EXPENSES, IF APPLICABLE, MULTIPLIED BY THE AVERAGE ACCOUNT VALUE OVER THE PERIOD, MULTIPLIED BY THE NUMBER OF DAYS IN THE MOST RECENT FISCAL HALF-YEAR, THEN DIVIDED BY 365 TO REFLECT THE PERIOD.

  YOU CAN FIND MORE INFORMATION ABOUT THE FUND'S EXPENSES IN THE FINANCIAL STATEMENTS SECTION THAT FOLLOWS. FOR ADDITIONAL INFORMATION ON OPERATING EXPENSES AND OTHER SHAREHOLDER COSTS REFER TO THE PROSPECTUS.

PHOENIX MID-CAP VALUE FUND


--------------------------------------------------------------------------------
 SECTOR WEIGHTINGS (UNAUDITED)                                         12/31/05
--------------------------------------------------------------------------------

As a percentage of total investments

  [THE FOLLOWING TABLE WAS REPRESENTED BY A PIE CHART IN THE PRINTED MATERIAL.]

                       Consumer Discretionary        24%
                       Industrials                   21
                       Utilities                     17
                       Materials                     17
                       Consumer Staples              13
                       Energy                         1
                       Financials                     1
                       Other                          6

                             SCHEDULE OF INVESTMENTS
                                DECEMBER 31, 2005
                                   (UNAUDITED)

                                                    SHARES         VALUE
                                                   ---------  ---------------

DOMESTIC COMMON STOCKS--84.9%

AEROSPACE & DEFENSE--3.3%
Raytheon Co. ...................................     199,200  $     7,997,880

APPAREL RETAIL--8.8%
Foot Locker, Inc. ..............................     495,600       11,691,204
Limited Brands, Inc. ...........................     429,400        9,597,090
                                                              ---------------
                                                                   21,288,294
                                                              ---------------

AUTO PARTS & EQUIPMENT--3.5%
Lear Corp. .....................................     298,400        8,492,464

DEPARTMENT STORES--4.2%
Penney (J.C.) Co., Inc. ........................     183,000       10,174,800

DIVERSIFIED CHEMICALS--3.4%
Hercules, Inc.(b) ..............................     729,400        8,242,220

ELECTRIC UTILITIES--4.3%
Cinergy Corp. ..................................     163,300        6,933,718
Reliant Energy, Inc.(b) ........................     341,300        3,522,216
                                                              ---------------
                                                                   10,455,934
                                                              ---------------

ELECTRICAL COMPONENTS & EQUIPMENT--2.4%
Thomas & Betts Corp.(b) ........................     137,000        5,748,520

ENVIRONMENTAL & FACILITIES SERVICES--6.7%
Allied Waste Industries, Inc.(b) ...............     954,800        8,344,952
Waste Management, Inc. .........................     260,800        7,915,280
                                                              ---------------
                                                                   16,260,232
                                                              ---------------

FOOD RETAIL--3.5%
SUPERVALU, Inc. ................................     256,300        8,324,624

GAS UTILITIES--3.3%
ONEOK, Inc. ....................................     295,900        7,879,817

                                                    SHARES         VALUE
                                                   ---------  ---------------

GENERAL MERCHANDISE STORES--2.8%
Big Lots, Inc.(b) ..............................     552,100  $     6,630,721

HOUSEWARES & SPECIALTIES--2.9%
Fortune Brands, Inc. ...........................      90,800        7,084,216

INDEPENDENT POWER PRODUCERS & ENERGY TRADERS--9.7%
Duke Energy Corp. ..............................     440,400       12,088,980
Dynegy, Inc. Class A(b) ........................   1,293,700        6,261,508
NRG Energy, Inc.(b) ............................     107,900        5,084,248
                                                              ---------------
                                                                   23,434,736
                                                              ---------------

LEISURE PRODUCTS--1.9%
Brunswick Corp. ................................     112,900        4,590,514

METAL & GLASS CONTAINERS--6.5%
Crown Holdings, Inc.(b) ........................     458,300        8,950,599
Pactiv Corp.(b) ................................     303,800        6,683,600
                                                              ---------------
                                                                   15,634,199
                                                              ---------------

OFFICE SERVICES & SUPPLIES--2.1%
ACCO Brands Corp.(b) ...........................     204,332        5,006,134

OIL & GAS EQUIPMENT & SERVICES--0.9%
FMC Technologies, Inc.(b) ......................      50,500        2,167,460

PACKAGED FOODS & MEATS--5.7%
Del Monte Foods Co.(b) .........................     774,500        8,078,035
Sara Lee Corp. .................................     295,100        5,577,390
                                                              ---------------
                                                                   13,655,425
                                                              ---------------

PAPER PACKAGING--4.1%
Packaging Corporation of America................     428,500        9,834,075

PROPERTY & CASUALTY INSURANCE--0.8%
Alleghany Corp.(b) .............................       6,995        1,986,580


                       See Notes to Financial Statements                       5

PHOENIX MID-CAP VALUE FUND


                                                    SHARES         VALUE
                                                   ---------  ---------------

TRUCKING--4.1%
Laidlaw International, Inc. ....................     421,900  $     9,800,737
-----------------------------------------------------------------------------
TOTAL DOMESTIC COMMON STOCKS
(IDENTIFIED COST $197,659,394)                                    204,689,582
-----------------------------------------------------------------------------

FOREIGN COMMON STOCKS(c)--9.5%

COMMODITY CHEMICALS--2.8%
NOVA Chemicals Corp. (United States)............     199,000        6,646,600

FOOD RETAIL--4.4%
Koninklijke Ahold NV Sponsored ADR
(Netherlands)(b) ...............................   1,404,000       10,572,120

HEAVY ELECTRICAL EQUIPMENT--2.3%
ABB Ltd. Sponsored ADR (Switzerland)(b) ........     572,500        5,564,700
-----------------------------------------------------------------------------
TOTAL FOREIGN COMMON STOCKS
(IDENTIFIED COST $22,072,261)                                      22,783,420
-----------------------------------------------------------------------------
TOTAL LONG TERM INVESTMENTS--94.4%
(IDENTIFIED COST $219,731,655)                                    227,473,002
-----------------------------------------------------------------------------

                                                      PAR
                                                     VALUE
                                                     (000)         VALUE
                                                   ---------  ---------------

SHORT-TERM INVESTMENTS--5.9%

COMMERCIAL PAPER(d)--5.1%
UBS Finance Delaware LLC 4.19%, 1/3/06..........   $   1,010  $     1,009,765
Verizon Network Funding Corp. 4.27%, 1/6/06 ....       4,440        4,437,367
CAFCO LLC 4.20%, 1/10/06........................       2,415        2,412,464
Old Line Funding Corp. 4.32%, 1/13/06...........       3,053        3,048,604
NetJets, Inc. 4.27%, 1/26/06....................       1,450        1,445,700
General Electric Capital Corp. 2%, 1/30/06......       2,020        2,016,574
-----------------------------------------------------------------------------
TOTAL SHORT-TERM INVESTMENTS
(IDENTIFIED COST $14,370,007)                                      14,370,474
-----------------------------------------------------------------------------

TOTAL INVESTMENTS--100.3%
(IDENTIFIED COST $234,101,662)                                $   241,843,476(a)

Other assets and liabilities, net--(0.3)%                            (632,443)
                                                              ---------------
NET ASSETS--100.0%                                            $   241,211,033
                                                              ===============


(a) Federal Income Tax Information: Net unrealized appreciation of investment securities is comprised of gross appreciation of $14,127,798 and gross depreciation of $6,507,463 for federal income tax purposes. At December 31, 2005, the aggregate cost of securities for federal income tax purposes was $234,223,141.

(b) Non-income producing.

(c) Foreign common stocks are determined based on the country in which the security is issued. The country of risk is determined based on criteria described in Note 2G "Foreign security country determination" in the Notes to Financial Statements.

(d) The rate shown is the discount rate.


6                      See Notes to Financial Statements

PHOENIX MID-CAP VALUE FUND


                       STATEMENT OF ASSETS AND LIABILITIES
                                DECEMBER 31, 2005
                                   (UNAUDITED)

ASSETS
Investment securities at value
    (Identified cost $234,101,662)                             $  241,843,476
Cash                                                                    3,688
Receivables
    Fund shares sold                                                1,966,330
    Dividends and interest                                            224,012
Prepaid expenses                                                       39,229
                                                               --------------
       Total assets                                               244,076,735
                                                               --------------
LIABILITIES
Payables
    Investment securities purchased                                 2,033,482
    Fund shares repurchased                                           569,027
    Distribution and service fees                                     100,155
    Investment advisory fee                                            68,557
    Transfer agent fee                                                 30,732
    Financial agent fee                                                12,815
    Trustees' fee                                                       1,785
    Other accrued expenses                                             49,149
                                                               --------------
       Total liabilities                                            2,865,702
                                                               --------------
NET ASSETS                                                     $  241,211,033
                                                               ==============

NET ASSETS CONSIST OF:
Capital paid in on shares of beneficial interest               $  233,510,173
Distributions in excess of net investment income                       (7,666)
Accumulated net realized loss                                         (33,288)
Net unrealized appreciation                                         7,741,814
                                                               --------------
NET ASSETS                                                     $  241,211,033
                                                               ==============

CLASS A
Shares of beneficial interest outstanding, no par value,
    unlimited authorization (Net Assets $159,930,958)               7,986,100
Net asset value per share                                              $20.03
Offering price per share $20.03/(1-5.75%)                              $21.25

CLASS C
Shares of beneficial interest outstanding, no par value,
    unlimited authorization (Net Assets $81,280,075)                4,081,054
Net asset value and offering price per share                           $19.92

                             STATEMENT OF OPERATIONS
                       SIX MONTHS ENDED DECEMBER 31, 2005
                                   (UNAUDITED)

INVESTMENT INCOME
Dividends                                                      $    1,494,247
Interest                                                              309,832
Foreign taxes withheld                                                 (6,083)
                                                               --------------
       Total investment income                                      1,797,996
                                                               --------------
EXPENSES
Investment advisory fee                                               748,508
Service fees, Class A                                                 171,716
Distribution and service fees, Class C                                311,146
Financial agent fee                                                    73,733
Transfer agent                                                        160,731
Printing                                                               33,360
Professional                                                           29,245
Registration                                                           26,799
Trustees                                                               16,637
Custodian                                                              11,577
Miscellaneous                                                          11,770
                                                               --------------
       Total expenses                                               1,595,222
Less expenses reimbursed by investment adviser                       (114,234)
Custodian fees paid indirectly                                           (116)
                                                               --------------
       Net expenses                                                 1,480,872
                                                               --------------
NET INVESTMENT INCOME (LOSS)                                          317,124
                                                               --------------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
Net realized gain (loss) on investments                               314,308
Net change in unrealized appreciation (depreciation) on
    investments                                                     3,768,192
                                                               --------------
NET GAIN (LOSS) ON INVESTMENTS                                      4,082,500
                                                               --------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM
    OPERATIONS                                                 $    4,399,624
                                                               ==============


                       See Notes to Financial Statements                       7

PHOENIX MID-CAP VALUE FUND


                                           STATEMENT OF CHANGES IN NET ASSETS

                                                                                      Six Months
                                                                                         Ended
                                                                                   December 31, 2005      Year Ended
                                                                                      (Unaudited)        June 30, 2005
                                                                                   -----------------   -----------------
FROM OPERATIONS
   Net investment income (loss)                                                    $         317,124   $         153,913
   Net realized gain (loss)                                                                  314,308             997,903
   Net change in unrealized appreciation (depreciation)                                    3,768,192           2,676,643
                                                                                   -----------------   -----------------
   INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS                             4,399,624           3,828,459
                                                                                   -----------------   -----------------
FROM DISTRIBUTIONS TO SHAREHOLDERS
   Net investment income, Class A                                                           (412,540)            (62,712)
   Net investment income, Class C                                                                 --              (2,651)
   Net realized short-term gains, Class A                                                    (79,346)                 --
   Net realized short-term gains, Class C                                                    (40,162)                 --
   Net realized long-term gains, Class A                                                     (31,734)                 --
   Net realized long-term gains, Class C                                                     (16,063)                 --
                                                                                   -----------------   -----------------
   DECREASE IN NET ASSETS FROM DISTRIBUTIONS TO SHAREHOLDERS                                (579,845)            (65,363)
                                                                                   -----------------   -----------------
FROM SHARE TRANSACTIONS
CLASS A
   Proceeds from sales of shares (4,532,075 and 5,675,016 shares, respectively)           89,489,716         108,216,121
   Net asset value of shares issued from reinvestment of distributions (22,707
      and 2,604 shares, respectively)                                                        452,089              50,100
   Cost of shares repurchased (1,550,403 and 1,071,683 shares, respectively)             (30,266,985)        (20,198,444)
                                                                                   -----------------   -----------------
Total                                                                                     59,674,820          88,067,777
                                                                                   -----------------   -----------------
CLASS C
   Proceeds from sales of shares (2,252,972 and 1,962,426 shares, respectively)           44,200,702          37,882,372
   Net asset value of shares issued from reinvestment of distributions
      (1,825 and 90 shares, respectively)                                                     36,147               1,724
   Cost of shares repurchased (114,954 and 21,305 shares, respectively)                   (2,224,750)           (414,196)
                                                                                   -----------------   -----------------
Total                                                                                     42,012,099          37,469,900
                                                                                   -----------------   -----------------
   INCREASE (DECREASE) IN NET ASSETS FROM SHARE TRANSACTIONS                             101,686,919         125,537,677
                                                                                   -----------------   -----------------
   NET INCREASE (DECREASE) IN NET ASSETS                                                 105,506,698         129,300,773

NET ASSETS
   Beginning of period                                                                   135,704,335           6,403,562
                                                                                   -----------------   -----------------
   END OF PERIOD [INCLUDING DISTRIBUTIONS IN EXCESS OF NET INVESTMENT INCOME AND
      UNDISTRIBUTED NET INVESTMENT INCOME OF ($7,666) AND $87,750, RESPECTIVELY]   $     241,211,033   $     135,704,335
                                                                                   =================   =================


8                      See Notes to Financial Statements

PHOENIX MID-CAP VALUE FUND


                                                      FINANCIAL HIGHLIGHTS
                             (SELECTED DATA FOR A SHARE OUTSTANDING THROUGHOUT THE INDICATED PERIOD)

                                                                                   CLASS A(1)
                                               ----------------------------------------------------------------------------------
                                                  SIX MONTHS
                                                     ENDED                               YEAR ENDED JUNE 30,
                                               DECEMBER 31, 2005    -------------------------------------------------------------
                                                  (UNAUDITED)          2005         2004         2003          2002        2001
Net asset value, beginning of period             $     19.63        $   17.04     $  12.18      $ 13.21      $ 12.15     $  8.74
INCOME FROM INVESTMENT OPERATIONS
    Net investment income (loss)(2)                     0.05             0.08        (0.01)        0.01        (0.01)       0.02
    Net realized and unrealized gain (loss)             0.41             2.55         4.88        (1.04)        1.09        3.46
                                                 -----------        ---------     --------      -------      -------     -------
       TOTAL FROM INVESTMENT OPERATIONS                 0.46             2.63         4.87        (1.03)        1.08        3.48
                                                 -----------        ---------     --------      -------      -------     -------
LESS DISTRIBUTIONS
    Dividends from net investment income               (0.05)           (0.04)       (0.01)          --        (0.02)      (0.07)
    Distributions from net realized gains              (0.01)              --           --           --           --          --
                                                 -----------        ---------     --------      -------      -------     -------
       TOTAL DISTRIBUTIONS                             (0.06)           (0.04)       (0.01)          --        (0.02)      (0.07)
                                                 -----------        ---------     --------      -------      -------     -------
Change in net asset value                               0.40             2.59         4.86        (1.03)        1.06        3.41
                                                 -----------        ---------     --------      -------      -------     -------
NET ASSET VALUE, END OF PERIOD                   $     20.03        $   19.63     $  17.04      $ 12.18      $ 13.21     $ 12.15
                                                 ===========        =========     ========      =======      =======     =======
Total return(3)                                         2.43%(5)        15.39%       40.03%       (7.80)%       8.89%      39.98%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (thousands)            $   159,931        $  97,771     $  6,404      $ 3,800      $ 5,240     $ 4,901
RATIO TO AVERAGE NET ASSETS OF:
    Net operating expenses                              1.25%(4)         1.25%        1.30%        1.30%        1.30%       1.30%
    Gross operating expenses                            1.36%(4)         1.65%        2.76%        3.05%        2.68%       2.25%
    Net investment income (loss)                        0.55%(4)         0.49%       (0.06)%       0.09%       (0.05)%      0.17%
Portfolio turnover                                         6%(5)            9%          53%          23%          49%         27%

                                                               CLASS C
                                               ----------------------------------------
                                                  SIX MONTHS
                                                     ENDED            FROM INCEPTION
                                               DECEMBER 31, 2005    OCTOBER 22, 2004 TO
                                                  (UNAUDITED)          JUNE 30, 2005
                                               -----------------    -------------------
Net asset value, beginning of period              $  19.54               $ 17.77
INCOME FROM INVESTMENT OPERATIONS
    Net investment income (loss)(2)                  (0.02)                (0.04)
    Net realized and unrealized gain (loss)           0.41                  1.84
                                                  --------               -------
       TOTAL FROM INVESTMENT OPERATIONS               0.39                  1.80
                                                  --------               -------
LESS DISTRIBUTIONS
    Dividends from net investment income                --                 (0.03)
    Distributions from net realized gains            (0.01)                   --
                                                  --------               -------
       TOTAL DISTRIBUTIONS                           (0.01)                (0.03)
                                                  --------               -------
Change in net asset value                             0.38                  1.77
                                                  --------               -------
NET ASSET VALUE, END OF PERIOD                    $  19.92               $ 19.54
                                                  ========               =======
Total return(3)                                       2.02%(5)             10.13%(5)
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (thousands)             $ 81,280               $37,934
RATIO TO AVERAGE NET ASSETS OF:
    Net operating expenses                            2.00%(4)              2.00%(4)
    Gross operating expenses                          2.12%(4)              2.29%(4)
    Net investment income (loss)                     (0.19)%(4)            (0.28)%(4)
Portfolio turnover                                       6%(5)                 9%(5)

(1) Due to a reorganization on October 22, 2004, the Mid-Cap Value Fund is the successor of the FMI Sasco Contrarian Value Fund. The Mid-Cap Value Fund Class A treats the past performance of the FMI Sasco Contrarian Value Fund as its own.

(2) Computed using average shares outstanding.

(3) Sales charges are not reflected in the total return calculation.

(4) Annualized.

(5) Not annualized.


                       See Notes to Financial Statements                       9

PHOENIX PATHFINDER FUND

ABOUT YOUR FUND'S EXPENSES (UNAUDITED)

      We believe it is important for you to understand the impact of costs on your investment. All mutual funds have operating expenses. As a shareholder of the Pathfinder Fund, you incur two types of costs: (1) transaction costs, including sales charges on purchases of Class A shares and contingent deferred sales charges on Class C shares; and (2) ongoing costs, including investment advisory fees; distribution and service fees; and other expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The first two lines of these examples are based on an investment of $1,000 invested on inception date and held to December 31, 2005. The third lines of these examples are based on an investment of $1,000 invested on June 30, 2005 and held for the entire six-month period.

ACTUAL EXPENSES

      The first line of the accompanying tables provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES
(since inception date)

      The first hypothetical example provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not your Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or the expenses you paid for the period. This example is based on the period from inception of the fund to December 31, 2005.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES
(for entire six-month period)

      The second hypothetical example provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not your Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. This example is based on the period from June 30, 2005, to December 31, 2005. You may use this information to compare the ongoing costs of investing in your Fund and other funds. To do so, compare these 5% hypothetical examples with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

      Please note that for both the since inception and six-month examples, the expenses shown in the accompanying tables are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges or contingent deferred sales charges. Therefore, the hypothetical example of the accompanying tables is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. If you have incurred transactional costs, your costs could have been higher. The calculations assume no shares were bought or sold during the period. Your actual costs may have been higher or lower, depending on the amount of your investment and the timing of any purchases or redemptions.

                                  Beginning          Ending        Expenses Paid
     Pathfinder Fund            Account Value     Account Value       During
         Class A                July 29, 2005   December 31, 2005     Period*
------------------------------  -------------   -----------------  -------------
Actual                             $1,000.00          $1,013.73         $5.92
Hypothetical (5% return before
   expenses since inception)        1,000.00           1,015.02          5.94

                                  Beginning
                                Account Value
                                June 30, 2005
                                -------------
Hypothetical (5% return before
   expenses six-month period)      $1,000.00           1,018.05          7.16

* EXPENSES ARE EQUAL TO THE FUND'S CLASS A ANNUALIZED EXPENSE RATIO OF 1.40%, WHICH IS NET OF WAIVED FEES AND REIMBURSED EXPENSES, IF APPLICABLE. FOR THE ACTUAL AND HYPOTHETICAL EXAMPLE, THE EXPENSE RATIO IS MULTIPLIED BY THE AVERAGE ACCOUNT VALUE OVER THE PERIOD, MULTIPLIED BY THE NUMBER OF DAYS EXPENSES ACCRUED SINCE INCEPTION, THEN DIVIDED BY 365 TO REFLECT THE PERIOD SINCE INCEPTION.

  FOR THE HYPOTHETICAL EXAMPLE FOR THE ENTIRE SIX-MONTH PERIOD, THE EXPENSE RATIO IS MULTIPLIED BY THE AVERAGE ACCOUNT VALUE OVER THE SIX-MONTH PERIOD, MULTIPLIED BY THE NUMBER OF DAYS IN THE MOST RECENT FISCAL HALF YEAR, THEN DIVIDED BY 365 TO REFLECT THE ONE HALF YEAR PERIOD.

                                  Beginning          Ending        Expenses Paid
     Pathfinder Fund            Account Value     Account Value       During
         Class C                July 29, 2005   December 31, 2005     Period*
------------------------------  -------------   -----------------  -------------
Actual                             $1,000.00          $1,010.50         $9.08
Hypothetical (5% return before
   expenses since inception)        1,000.00           1,011.83          9.12

                                  Beginning
                                Account Value
                                June 30, 2005
                                -------------
Hypothetical (5% return before
   expenses six-month period)      $1,000.00           1,014.21         11.00

* EXPENSES ARE EQUAL TO THE FUND'S CLASS C ANNUALIZED EXPENSE RATIO OF 2.15%, WHICH IS NET OF WAIVED FEES AND REIMBURSED EXPENSES, IF APPLICABLE. FOR THE ACTUAL AND HYPOTHETICAL EXAMPLE, THE EXPENSE RATIO IS MULTIPLIED BY THE AVERAGE ACCOUNT VALUE OVER THE PERIOD, MULTIPLIED BY THE NUMBER OF DAYS EXPENSES ACCRUED SINCE INCEPTION, THEN DIVIDED BY 365 TO REFLECT THE PERIOD SINCE INCEPTION.

  FOR THE HYPOTHETICAL EXAMPLE FOR THE ENTIRE SIX-MONTH PERIOD, THE EXPENSE RATIO IS MULTIPLIED BY THE AVERAGE ACCOUNT VALUE OVER THE SIX-MONTH PERIOD, MULTIPLIED BY THE NUMBER OF DAYS IN THE MOST RECENT FISCAL HALF YEAR, THEN DIVIDED BY 365 TO REFLECT THE ONE HALF YEAR PERIOD.

  YOU CAN FIND MORE INFORMATION ABOUT THE FUND'S EXPENSES IN THE FINANCIAL STATEMENTS SECTION THAT FOLLOWS. FOR ADDITIONAL INFORMATION ON OPERATING EXPENSES AND OTHER SHAREHOLDER COSTS REFER TO THE PROSPECTUS.

PHOENIX PATHFINDER FUND


--------------------------------------------------------------------------------
 SECTOR WEIGHTINGS (UNAUDITED)                                         12/31/05
--------------------------------------------------------------------------------

As a percentage of total investments

  [THE FOLLOWING TABLE WAS REPRESENTED BY A PIE CHART IN THE PRINTED MATERIAL.]

                       Financials                     36%
                       Energy                         17
                       Industrials                    10
                       Materials                       7
                       Telecommunication Services      7
                       Consumer Discretionary          6
                       Information Technology          6
                       Other                          11

                             SCHEDULE OF INVESTMENTS
                               DECEMBER 31, 2005
                                  (UNAUDITED)

                                                        SHARES       VALUE
                                                      ----------  -----------
DOMESTIC COMMON STOCKS--98.4%

AEROSPACE & DEFENSE--3.9%
Lockheed Martin Corp. .............................          200  $    12,726
Northrop Grumman Corp. ............................        1,300       78,143
                                                                  -----------
                                                                       90,869
                                                                  -----------

AGRICULTURAL PRODUCTS--0.5%
Archer-Daniels-Midland Co. ........................          500       12,330

ASSET MANAGEMENT & CUSTODY BANKS--0.8%
Franklin Resources, Inc. ..........................          200       18,802

BIOTECHNOLOGY--0.9%
Gilead Sciences, Inc.(b)...........................          400       21,052

BUILDING PRODUCTS--1.7%
USG Corp.(b).......................................          597       38,805

CONSTRUCTION MATERIALS--0.5%
Lafarge North America, Inc.........................          200       11,004

DIVERSIFIED BANKS--5.8%
Bank of America Corp. .............................        2,657      122,621
Wells Fargo & Co. .................................          200       12,566
                                                                  -----------
                                                                      135,187
                                                                  -----------

DIVERSIFIED METALS & MINING--3.5%
Phelps Dodge Corp. ................................          565       81,287

ELECTRIC UTILITIES--0.2%
Edison International...............................          100        4,361

FOREST PRODUCTS--1.8%
Louisiana-Pacific Corp. ...........................        1,500       41,205

GAS UTILITIES--1.6%
Questar Corp. .....................................          500       37,850

                                                        SHARES       VALUE
                                                      ----------  -----------
HEALTH CARE DISTRIBUTORS--2.8%
AmerisourceBergen Corp. ...........................        1,600  $    66,240

HOME IMPROVEMENT RETAIL--0.3%
Home Depot, Inc. (The).............................          200        8,096

HOMEBUILDING--0.9%
William Lyon Homes, Inc.(b)..................                200       20,180

INDEPENDENT POWER PRODUCERS & ENERGY TRADERS--2.0%
TXU Corp. .........................................          918       46,074

INTEGRATED OIL & GAS--9.7%
Amerada Hess Corp. ................................          200       25,364
Chevron Corp. .....................................        1,370       77,775
ConocoPhillips.....................................        1,400       81,452
Exxon Mobil Corp. .................................          760       42,689
                                                                  -----------
                                                                      227,280
                                                                  -----------

INTEGRATED TELECOMMUNICATION SERVICES--6.2%
AT&T, Inc. ........................................        4,000       97,960
CenturyTel, Inc. ..................................        1,300       43,108
Talk America Holdings, Inc.(b).....................          600        5,178
                                                                  -----------
                                                                      146,246
                                                                  -----------

INTERNET RETAIL--0.1%
NetFlix, Inc.(b)...................................          100        2,706

INVESTMENT BANKING & BROKERAGE--4.7%
Bear Stearns Cos., Inc. (The)......................          300       34,659
Lehman Brothers Holdings, Inc. ....................          600       76,902
                                                                  -----------
                                                                      111,561
                                                                  -----------

LIFE & HEALTH INSURANCE--3.4%
MetLife, Inc. .....................................        1,500       73,500
Torchmark Corp. ...................................          125        6,950
                                                                  -----------
                                                                       80,450
                                                                  -----------


                       See Notes to Financial Statements                      11

PHOENIX PATHFINDER FUND


                                                        SHARES       VALUE
                                                      ----------  -----------
MOTORCYCLE MANUFACTURERS--2.8%
Harley-Davidson, Inc. .............................        1,300  $    66,937

MULTI-LINE INSURANCE--3.5%
Hartford Financial Services Group, Inc. (The)......          954       81,939

OIL & GAS EXPLORATION & PRODUCTION--4.0%
Devon Energy Corp. ................................        1,400       87,556
EOG Resources, Inc. ...............................          100        7,337
                                                                  -----------
                                                                       94,893
                                                                  -----------

OIL & GAS REFINING, MARKETING & TRANSPORTATION--2.5%
Sunoco, Inc. ......................................          100        7,838
Valero Energy Corp. ...............................        1,000       51,600
                                                                  -----------
                                                                       59,438
                                                                  -----------

OTHER DIVERSIFIED FINANCIAL SERVICES--0.7%
Citigroup, Inc. ...................................          330       16,015

PACKAGED FOODS & MEATS--0.1%
Gold Kist, Inc.(b).................................          163        2,437

PHARMACEUTICALS--0.6%
King Pharmaceuticals, Inc.(b)......................          900       15,228

PROPERTY & CASUALTY INSURANCE--7.6%
Chubb Corp. (The)..................................          700       68,355
First American Corp. ..............................        1,100       49,830
Progressive Corp. (The)............................           17        1,985
St. Paul Travelers Cos., Inc. (The)................        1,300       58,071
                                                                  -----------
                                                                      178,241
                                                                  -----------

RAILROADS--4.0%
CSX Corp. .........................................        1,400       71,078
Norfolk Southern Corp. ............................          500       22,415
                                                                  -----------
                                                                       93,493
                                                                  -----------

REGIONAL BANKS--7.9%
KeyCorp............................................          200        6,586
PNC Financial Services Group, Inc. (The)...........        1,200       74,196
SunTrust Banks, Inc. ..............................          500       36,380
Zions Bancorp......................................          900       68,004
                                                                  -----------
                                                                      185,166
                                                                  -----------

                                                        SHARES       VALUE
                                                      ----------  -----------
REITS--0.8%
Rayonier, Inc. ....................................          450  $    17,932

RESTAURANTS--2.0%
Darden Restaurants, Inc. ..........................        1,200       46,656

SEMICONDUCTORS--5.9%
Intel Corp. .......................................        2,200       54,912
Micron Technology, Inc.(b).........................        4,900       65,219
Texas Instruments, Inc. ...........................          600       19,242
                                                                  -----------
                                                                      139,373
                                                                  -----------

SOFT DRINKS--1.8%
Coca-Cola Co. (The)................................        1,033       41,640

STEEL--1.4%
Nucor Corp. .......................................          482       32,159

THRIFTS & MORTGAGE FINANCE--0.7%
Radian Group, Inc. ................................          300       17,577

WIRELESS TELECOMMUNICATION SERVICES--0.8%
ALLTEL Corp. ......................................          300       18,930
-----------------------------------------------------------------------------
TOTAL DOMESTIC COMMON STOCKS
(IDENTIFIED COST $2,215,110)                                        2,309,639
-----------------------------------------------------------------------------
TOTAL INVESTMENTS--98.4%
(IDENTIFIED COST $2,215,110)                                        2,309,639(a)

Other assets and liabilities, net--1.6%                                38,569
                                                                  -----------
NET ASSETS--100.0%                                                $ 2,348,208
                                                                  ===========


(a) Federal Income Tax Information: Net unrealized appreciation of investment securities is comprised of gross appreciation of $137,126 and gross depreciation of $42,687 for federal income tax purposes. At December 31, 2005, the aggregate cost of securities for federal income tax purposes was $2,215,200.

(b) Non-income producing.


12                     See Notes to Financial Statements

PHOENIX PATHFINDER FUND


                      STATEMENT OF ASSETS AND LIABILITIES
                               DECEMBER 31, 2005
                                  (UNAUDITED)

ASSETS
Investment securities at value
    (Identified cost $2,215,110)                                  $ 2,309,639
Cash                                                                   34,491
Receivables
    Receivable from adviser                                            11,921
    Dividends                                                           1,644
Prepaid expenses                                                       22,243
                                                                  -----------
       Total assets                                                 2,379,938
                                                                  -----------
LIABILITIES
Payables
    Fund shares repurchased                                               235
    Professional fee                                                   10,247
    Transfer agent fee                                                  7,077
    Printing fee                                                        4,242
    Financial agent fee                                                 2,954
    Trustees' fee                                                       1,785
    Distribution and service fees                                         580
    Other accrued expenses                                              4,610
                                                                  -----------
       Total liabilities                                               31,730
                                                                  -----------
NET ASSETS                                                        $ 2,348,208
                                                                  ===========
NET ASSETS CONSIST OF:
Capital paid in on shares of beneficial interest                  $ 2,315,895
Distributions in excess of net investment income                         (198)
Accumulated net realized loss                                         (62,018)
Net unrealized appreciation                                            94,529
                                                                  -----------
NET ASSETS                                                        $ 2,348,208
                                                                  ===========

CLASS A
Shares of beneficial interest outstanding, no par value,
    unlimited authorization (Net Assets $2,226,307)                   220,463
Net asset value per share                                              $10.10
Offering price per share $10.10/(1-5.75%)                              $10.72

CLASS C
Shares of beneficial interest outstanding, no par value,
    unlimited authorization (Net Assets $121,901)                      12,070
Net asset value and offering price per share                           $10.10

                             STATEMENT OF OPERATIONS
                         FROM INCEPTION JULY 29, 2005 TO
                                DECEMBER 31, 2005
                                   (UNAUDITED)

INVESTMENT INCOME
Dividends                                                         $    19,832
Interest                                                                1,012
                                                                  -----------
       Total investment income                                         20,844
                                                                  -----------

EXPENSES
Investment advisory fee                                                 7,127
Service fees, Class A                                                   2,115
Distribution and service fees, Class C                                    448
Financial agent fee                                                    14,339
Transfer agent                                                         16,096
Professional                                                           10,984
Registration                                                           10,633
Trustees                                                                8,435
Printing                                                                4,725
Custodian                                                               3,230
Miscellaneous                                                           6,667
                                                                  -----------
       Total expenses                                                  84,799
Less expenses reimbursed by investment adviser                        (71,608)
Custodian fees paid indirectly                                           (361)
                                                                  -----------
       Net expenses                                                    12,830
                                                                  -----------
NET INVESTMENT INCOME (LOSS)                                            8,014
                                                                  -----------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
Net realized gain (loss) on investments                               (62,018)
Net change in unrealized appreciation (depreciation) on
    investments                                                        94,529
                                                                  -----------
NET GAIN (LOSS) ON INVESTMENTS                                         32,511
                                                                  -----------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING
    FROM OPERATIONS                                               $    40,525
                                                                  ===========


                        See Notes to Financial Statements                     13

PHOENIX PATHFINDER FUND


                                       STATEMENT OF CHANGES IN NET ASSETS

                                                                                              From Inception
                                                                                             July 29, 2005 to
                                                                                            December 31, 2005
                                                                                               (Unaudited)
                                                                                            ------------------
FROM OPERATIONS
    Net investment income (loss)                                                               $       8,014
    Net realized gain (loss)                                                                         (62,018)
    Net change in unrealized appreciation (depreciation)                                              94,529
                                                                                               -------------
    INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS                                       40,525
                                                                                               -------------
FROM DISTRIBUTIONS TO SHAREHOLDERS
    Net investment income, Class A                                                                    (8,152)
    Net investment income, Class C                                                                       (60)
                                                                                               -------------
    DECREASE IN NET ASSETS FROM DISTRIBUTIONS TO SHAREHOLDERS                                         (8,212)
                                                                                               -------------
FROM SHARE TRANSACTIONS
CLASS A
    Proceeds from sales of shares (219,666 shares)                                                 2,187,197
    Net asset value of shares issued from reinvestment of distributions (797 shares)                   8,152
    Cost of shares repurchased (0 shares)                                                                 --
                                                                                               -------------
Total                                                                                              2,195,349
                                                                                               -------------
CLASS C
    Proceeds from sales of shares (12,064 shares)                                                    120,486
    Net asset value of shares issued from reinvestment of distributions (6 shares)                        60
    Cost of shares repurchased (0 shares)                                                                 --
                                                                                               -------------
Total                                                                                                120,546
                                                                                               -------------
    INCREASE (DECREASE) IN NET ASSETS FROM SHARE TRANSACTIONS                                      2,315,895
                                                                                               -------------
    NET INCREASE (DECREASE) IN NET ASSETS                                                          2,348,208

NET ASSETS
    Beginning of period                                                                                   --
                                                                                               -------------
    END OF PERIOD [INCLUDING DISTRIBUTIONS IN EXCESS OF NET INVESTMENT INCOME OF ($198)]       $   2,348,208
                                                                                               =============


14                      See Notes to Financial Statements

PHOENIX PATHFINDER FUND


                              FINANCIAL HIGHLIGHTS
     (SELECTED DATA FOR A SHARE OUTSTANDING THROUGHOUT THE INDICATED PERIOD)

                                                                    CLASS A
                                                               -----------------
                                                                FROM INCEPTION
                                                               JULY 29, 2005 TO
                                                               DECEMBER 31, 2005
                                                                  (UNAUDITED)
Net asset value, beginning of period                              $    10.00
INCOME FROM INVESTMENT OPERATIONS
    Net investment income (loss)(2)                                     0.04
    Net realized and unrealized gain (loss)                             0.10
                                                                  ----------
       TOTAL FROM INVESTMENT OPERATIONS                                 0.14
                                                                  ----------
LESS DISTRIBUTIONS
    Dividends from net investment income                               (0.04)
                                                                  ----------
       TOTAL DISTRIBUTIONS                                             (0.04)
                                                                  ----------
Change in net asset value                                               0.10
                                                                  ----------
NET ASSET VALUE, END OF PERIOD                                    $    10.10
                                                                  ==========
Total return(1)                                                         1.37%(4)
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (thousands)                             $    2,226
RATIO TO AVERAGE NET ASSETS OF:
    Net operating expenses                                              1.40%(3)
    Gross operating expenses                                            9.43%(3)
    Net investment income (loss)                                        0.94%(3)
Portfolio turnover                                                        59%(4)

                                                                    CLASS C
                                                               -----------------
                                                                FROM INCEPTION
                                                               JULY 29, 2005 TO
                                                               DECEMBER 31, 2005
                                                                  (UNAUDITED)
Net asset value, beginning of period                              $    10.00

INCOME FROM INVESTMENT OPERATIONS
    Net investment income (loss)(2)                                     0.01
    Net realized and unrealized gain (loss)                             0.10
                                                                  ----------
    TOTAL FROM INVESTMENT OPERATIONS                                    0.11
                                                                  ----------
LESS DISTRIBUTIONS
    Dividends from net investment income                               (0.01)
                                                                  ----------
    TOTAL DISTRIBUTIONS                                                (0.01)
                                                                  ----------
Change in net asset value                                               0.10
                                                                  ----------
NET ASSET VALUE, END OF PERIOD                                    $    10.10
                                                                  ==========
Total return(1)                                                         1.05%(4)
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (thousands)                             $      122
RATIO TO AVERAGE NET ASSETS OF:
    Net operating expenses                                              2.15%(3)
    Gross operating expenses                                           10.33%(3)
    Net investment income (loss)                                        0.15%(3)
Portfolio turnover                                                        59%(4)

(1) Sales charges are not reflected in the total return calculation.

(2) Computed using average shares outstanding.

(3) Annualized.

(4) Not annualized.


                        See Notes to Financial Statements                     15

PHOENIX RELATIVE VALUE FUND

ABOUT YOUR FUND'S EXPENSES (UNAUDITED)

      We believe it is important for you to understand the impact of costs on your investment. All mutual funds have operating expenses. As a shareholder of the Pathfinder Fund, you incur two types of costs: (1) transaction costs, including sales charges on purchases of Class A shares and contingent deferred sales charges on Class C shares; and (2) ongoing costs, including investment advisory fees; distribution and service fees; and other expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The first two lines of these examples are based on an investment of $1,000 invested on inception date and held to December 31, 2005. The third lines of these examples are based on an investment of $1,000 invested on June 30, 2005 and held for the entire six-month period.

ACTUAL EXPENSES

      The first line of the accompanying tables provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES
(since inception date)

      The first hypothetical example provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not your Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or the expenses you paid for the period. This example is based on the period from inception of the fund to December 31, 2005.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES
(for entire six-month period)

      The second hypothetical example provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not your Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. This example is based on the period from June 30, 2005, to December 31, 2005. You may use this information to compare the ongoing costs of investing in your Fund and other funds. To do so, compare these 5% hypothetical examples with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

      Please note that for both the since inception and six-month examples, the expenses shown in the accompanying tables are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges or contingent deferred sales charges. Therefore, the hypothetical example of the accompanying tables is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. If you have incurred transactional costs, your costs could have been higher. The calculations assume no shares were bought or sold during the period. Your actual costs may have been higher or lower, depending on the amount of your investment and the timing of any purchases or redemptions.

                                  Beginning         Ending        Expenses Paid
    Relative Value Fund         Account Value    Account Value        During
          Class A               July 29, 2005  December 31, 2005     Period*
------------------------------  -------------  -----------------  -------------
Actual                             $1,000.00       $1,006.00          $5.89
Hypothetical (5% return before
   expenses since inception)        1,000.00        1,015.03           5.93

                                  Beginning
                                Account Value
                                June 30, 2005
                                -------------
Hypothetical (5% return before
   expenses six-month period)      $1,000.00        1,018.06           7.15

* EXPENSES ARE EQUAL TO THE FUND'S CLASS A ANNUALIZED EXPENSE RATIO OF 1.40%, WHICH IS NET OF WAIVED FEES AND REIMBURSED EXPENSES, IF APPLICABLE. FOR THE ACTUAL AND HYPOTHETICAL EXAMPLE, THE EXPENSE RATIO IS MULTIPLIED BY THE AVERAGE ACCOUNT VALUE OVER THE PERIOD, MULTIPLIED BY THE NUMBER OF DAYS EXPENSES ACCRUED SINCE INCEPTION, THEN DIVIDED BY 365 TO REFLECT THE PERIOD SINCE INCEPTION.

  FOR THE HYPOTHETICAL EXAMPLE FOR THE ENTIRE SIX-MONTH PERIOD, THE EXPENSE RATIO IS MULTIPLIED BY THE AVERAGE ACCOUNT VALUE OVER THE SIX-MONTH PERIOD, MULTIPLIED BY THE NUMBER OF DAYS IN THE MOST RECENT FISCAL HALF YEAR, THEN DIVIDED BY 365 TO REFLECT THE ONE HALF YEAR PERIOD.

                                  Beginning         Ending        Expenses Paid
    Relative Value Fund         Account Value    Account Value        During
          Class C               July 29, 2005  December 31, 2005     Period*
------------------------------  -------------  -----------------  -------------
Actual                             $1,000.00       $1,004.00          $9.06
Hypothetical (5% return before
   expenses since inception)        1,000.00        1,011.83           9.13

                                  Beginning
                                Account Value
                                June 30, 2005
                                -------------
Hypothetical (5% return before
   expenses six-month period)      $1,000.00        1,014.20          11.01

* EXPENSES ARE EQUAL TO THE FUND'S CLASS C ANNUALIZED EXPENSE RATIO OF 2.15%, WHICH IS NET OF WAIVED FEES AND REIMBURSED EXPENSES, IF APPLICABLE. FOR THE ACTUAL AND HYPOTHETICAL EXAMPLE, THE EXPENSE RATIO IS MULTIPLIED BY THE AVERAGE ACCOUNT VALUE OVER THE PERIOD, MULTIPLIED BY THE NUMBER OF DAYS EXPENSES ACCRUED SINCE INCEPTION, THEN DIVIDED BY 365 TO REFLECT THE PERIOD SINCE INCEPTION.

  FOR THE HYPOTHETICAL EXAMPLE FOR THE ENTIRE SIX-MONTH PERIOD, THE EXPENSE RATIO IS MULTIPLIED BY THE AVERAGE ACCOUNT VALUE OVER THE SIX-MONTH PERIOD, MULTIPLIED BY THE NUMBER OF DAYS IN THE MOST RECENT FISCAL HALF YEAR, THEN DIVIDED BY 365 TO REFLECT THE ONE HALF YEAR PERIOD.

  YOU CAN FIND MORE INFORMATION ABOUT THE FUND'S EXPENSES IN THE FINANCIAL STATEMENTS SECTION THAT FOLLOWS. FOR ADDITIONAL INFORMATION ON OPERATING EXPENSES AND OTHER SHAREHOLDER COSTS REFER TO THE PROSPECTUS.

PHOENIX RELATIVE VALUE FUND


--------------------------------------------------------------------------------
 SECTOR WEIGHTINGS (UNAUDITED)                                         12/31/05
--------------------------------------------------------------------------------

As a percentage of total investments

  [THE FOLLOWING TABLE WAS REPRESENTED BY A PIE CHART IN THE PRINTED MATERIAL.]

                       Financials                 22%
                       Information Technology     19
                       Health Care                14
                       Consumer Discretionary     12
                       Industrials                10
                       Energy                      7
                       Consumer Staples            6
                       Other                      10

                             SCHEDULE OF INVESTMENTS
                                DECEMBER 31, 2005
                                   (UNAUDITED)

                                                        SHARES      VALUE
                                                      ----------  -----------

DOMESTIC COMMON STOCKS--91.1%

AEROSPACE & DEFENSE--2.1%
United Technologies Corp. .........................          840  $    46,964

ASSET MANAGEMENT & CUSTODY BANKS--3.9%
Mellon Financial Corp. ............................        1,320       45,210
Northern Trust Corp. ..............................          850       44,047
                                                                  -----------
                                                                       89,257
                                                                  -----------

COMMUNICATIONS EQUIPMENT--1.9%
Motorola, Inc. ....................................        1,920       43,373

COMPUTER HARDWARE--3.9%
Hewlett-Packard Co. ...............................        1,570       44,949
International Business Machines Corp. .............          530       43,566
                                                                  -----------
                                                                       88,515
                                                                  -----------

DATA PROCESSING & OUTSOURCED SERVICES--4.0%
Affiliated Computer Services, Inc. Class A(b)                820       48,527
Computer Sciences Corp.(b)...................                870       44,057
                                                                  -----------
                                                                       92,584
                                                                  -----------

DEPARTMENT STORES--2.1%
Federated Department Stores, Inc. .................          710       47,094

DIVERSIFIED BANKS--3.7%
Bank of America Corp. .............................          990       45,689
Comerica, Inc. ....................................          700       39,732
                                                                  -----------
                                                                       85,421
                                                                  -----------

ELECTRIC UTILITIES--1.8%
Exelon Corp. ......................................          790       41,981

ELECTRICAL COMPONENTS & EQUIPMENT--2.1%
Cooper Industries Ltd. Class A.....................          660       48,180

FOOTWEAR--2.1%
NIKE, Inc. Class B.................................          560       48,602

                                                        SHARES       VALUE
                                                      ----------  -----------

HEALTH CARE EQUIPMENT--4.1%
Becton, Dickinson & Co. ...........................          800  $    48,064
Thermo Electron Corp.(b)...........................        1,485       44,743
                                                                  -----------
                                                                       92,807
                                                                  -----------

HEALTH CARE SUPPLIES--1.6%
Bausch & Lomb, Inc. ...............................          540       36,666

HOMEBUILDING--1.8%
Lennar Corp. Class A...............................          690       42,104

HOUSEHOLD APPLIANCES--2.1%
Black & Decker Corp. (The).........................          550       47,828

HOUSEHOLD PRODUCTS--3.8%
Clorox Co. (The)...................................          750       42,667
Procter & Gamble Co. (The).........................          760       43,989
                                                                  -----------
                                                                       86,656
                                                                  -----------

INDUSTRIAL CONGLOMERATES--2.0%
3M Co. ............................................          580       44,950

INDUSTRIAL GASES--2.1%
Praxair, Inc. .....................................          890       47,134

INDUSTRIAL MACHINERY--2.2%
Eaton Corp. .......................................          740       49,647

INSURANCE BROKERS--2.1%
AON Corp. .........................................        1,330       47,814

INTEGRATED OIL & GAS--6.9%
Chevron Corp. .....................................          690       39,171
ConocoPhillips.....................................          650       37,817
Exxon Mobil Corp. .................................          700       39,319
Occidental Petroleum Corp. ........................          510       40,739
                                                                  -----------
                                                                      157,046
                                                                  -----------

PHOENIX RELATIVE VALUE FUND


                                                        SHARES       VALUE
                                                      ----------  -----------

INVESTMENT BANKING & BROKERAGE--4.2%
Lehman Brothers Holdings, Inc. ....................          390  $    49,986
Merrill Lynch & Co., Inc. .........................          670       45,379
                                                                  -----------
                                                                       95,365
                                                                  -----------

LIFE & HEALTH INSURANCE--3.8%
Lincoln National Corp. ............................          840       44,545
MetLife, Inc. .....................................          870       42,630
                                                                  -----------
                                                                       87,175
                                                                  -----------

MANAGED HEALTH CARE--4.3%
Aetna, Inc. .......................................          520       49,041
UnitedHealth Group, Inc. ..........................          800       49,712
                                                                  -----------
                                                                       98,753
                                                                  -----------
MOTORCYCLE MANUFACTURERS--1.9%
Harley-Davidson, Inc. .............................          850       43,767

PACKAGED FOODS & MEATS--1.8%
Kellogg Co. .......................................          940       40,627

PHARMACEUTICALS--3.6%
Johnson & Johnson..................................          660       39,666
Wyeth..............................................          920       42,384
                                                                  -----------
                                                                       82,050
                                                                  -----------
PROPERTY & CASUALTY INSURANCE--1.8%
Allstate Corp. (The)...............................          770       41,634

SEMICONDUCTORS--3.9%
Intel Corp. .......................................        1,680       41,933
Texas Instruments, Inc. ...........................        1,440       46,181
                                                                  -----------
                                                                       88,114
                                                                  -----------

SPECIALTY STORES--2.2%
Office Depot, Inc.(b)..............................        1,590       49,926

SYSTEMS SOFTWARE--3.5%
Microsoft Corp. ...................................        1,600       41,840
Oracle Corp.(b)....................................        3,210       39,194
                                                                  -----------
                                                                       81,034
                                                                  -----------

WIRELESS TELECOMMUNICATION SERVICES--3.8%
ALLTEL Corp. ......................................          690       43,539
Sprint Nextel Corp. ...............................        1,872       43,730
                                                                  -----------
                                                                       87,269
                                                                  -----------
-----------------------------------------------------------------------------
TOTAL DOMESTIC COMMON STOCKS
(IDENTIFIED COST $2,044,341)                                        2,080,337
-----------------------------------------------------------------------------

                                                        SHARES       VALUE
                                                      ----------  -----------

FOREIGN COMMON STOCKS(c)--5.8%

APPLICATION SOFTWARE--1.9%
Amdocs Ltd. (United States)(b).....................        1,550  $    42,625

INDUSTRIAL CONGLOMERATES--1.9%
Tyco International Ltd. (United States)............        1,530       44,156

PROPERTY & CASUALTY INSURANCE--2.0%
ACE Ltd. (United States)...........................          850       45,424
-----------------------------------------------------------------------------
TOTAL FOREIGN COMMON STOCKS
(IDENTIFIED COST $131,460)                                            132,205
-----------------------------------------------------------------------------

EXCHANGE TRADED FUNDS--2.3%
iShares S&P 500 Index Fund.........................          420       52,361
-----------------------------------------------------------------------------
TOTAL EXCHANGE TRADED FUNDS
(IDENTIFIED COST $51,481)                                              52,361
-----------------------------------------------------------------------------

TOTAL INVESTMENTS--99.2%
(IDENTIFIED COST $2,227,282)                                        2,264,903(a)

Other assets and liabilities, net--0.8%                                17,290
                                                                  -----------
NET ASSETS--100.0%                                                $ 2,282,193
                                                                  ===========


(a) Federal Income Tax Information: Net unrealized appreciation of investment securities is comprised of gross appreciation of $98,494 and gross depreciation of $61,336 for federal income tax purposes. At December 31, 2005, the aggregate cost of securities for federal income tax purposes was $2,227,745.

(b) Non-income producing.

(c) Foreign common stocks are determined based on the country in which the security is issued. The country of risk is determined based on criteria described in Note 2G "Foreign security country determination" in the Notes to Financial Statements.


18                      See Notes to Financial Statements

PHOENIX RELATIVE VALUE FUND


                      STATEMENT OF ASSETS AND LIABILITIES
                               DECEMBER 31, 2005
                                  (UNAUDITED)

ASSETS
Investment securities at value
    (Identified cost $2,227,282)                                  $ 2,264,903
Cash                                                                   12,132
Receivables
    Receivable from adviser                                            12,099
    Dividends                                                           2,664
    Fund shares sold                                                       76
Prepaid expenses                                                       22,243
                                                                  -----------
       Total assets                                                 2,314,117
                                                                  -----------
LIABILITIES
Payables
    Professional fee                                                   10,247
    Transfer agent fee                                                  7,044
    Printing fee                                                        4,240
    Financial agent fee                                                 2,958
    Custodian fee                                                       2,412
    Trustees' fee                                                       1,785
    Distribution and service fees                                         653
    Other accrued expenses                                              2,585
                                                                  -----------
       Total liabilities                                               31,924
                                                                  -----------
NET ASSETS                                                        $ 2,282,193
                                                                  ===========
NET ASSETS CONSIST OF:
Capital paid in on shares of beneficial interest                  $ 2,266,851
Undistributed net investment income                                        50
Accumulated net realized loss                                         (22,329)
Net unrealized appreciation                                            37,621
                                                                  -----------
NET ASSETS                                                        $ 2,282,193
                                                                  ===========

CLASS A
Shares of beneficial interest outstanding, no par value,
    unlimited authorization (Net Assets $2,046,696)                   203,563
Net asset value per share                                         $     10.05
Offering price per share $10.05/(1-5.75%)                         $     10.66

CLASS C
Shares of beneficial interest outstanding, no par value,
    unlimited authorization (Net Assets $235,497)                      23,468
Net asset value and offering price per share                      $     10.03

                             STATEMENT OF OPERATIONS
                         FROM INCEPTION JULY 29, 2005 TO
                                DECEMBER 31, 2005
                                   (UNAUDITED)

INVESTMENT INCOME
Dividends                                                         $    15,202
Interest                                                                  587
                                                                  -----------
       Total investment income                                         15,789
                                                                  -----------
EXPENSES
Investment advisory fee                                                 7,405
Service fees, Class A                                                   2,068
Distribution and service fees, Class C                                    985
Financial agent fee                                                    14,364
Transfer agent                                                         16,097
Professional                                                           10,984
Registration                                                           10,633
Trustees                                                                8,435
Printing                                                                4,725
Custodian                                                               4,370
Miscellaneous                                                           6,082
                                                                  -----------
       Total expenses                                                  86,148
Less expenses reimbursed by investment adviser                        (72,146)
Custodian fees paid indirectly                                           (297)
                                                                  -----------
       Net expenses                                                    13,705
                                                                  -----------
NET INVESTMENT INCOME (LOSS)                                            2,084
                                                                  -----------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
Net realized gain (loss) on investments                               (22,329)
Net change in unrealized appreciation (depreciation)
    on investments                                                     37,621
                                                                  -----------
NET GAIN (LOSS) ON INVESTMENTS                                         15,292
                                                                  -----------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING
    FROM OPERATIONS                                               $    17,376
                                                                  ===========


                      See Notes to Financial Statements                       19

PHOENIX RELATIVE VALUE FUND


                                        STATEMENT OF CHANGES IN NET ASSETS
                                                                                             From Inception
                                                                                            July 29, 2005 to
                                                                                            December 31, 2005
                                                                                               (Unaudited)
                                                                                            -----------------
FROM OPERATIONS
    Net investment income (loss)                                                               $      2,084
    Net realized gain (loss)                                                                        (22,329)
    Net change in unrealized appreciation (depreciation)                                             37,621
                                                                                               ------------
    INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS                                      17,376
                                                                                               ------------
FROM DISTRIBUTIONS TO SHAREHOLDERS
    Net investment income, Class A                                                                   (2,034)
    Net investment income, Class C                                                                       --
                                                                                               ------------
    DECREASE IN NET ASSETS FROM DISTRIBUTIONS TO SHAREHOLDERS                                        (2,034)
                                                                                               ------------
FROM SHARE TRANSACTIONS
CLASS A
    Proceeds from sales of shares (205,298 shares)                                                2,051,564
    Net asset value of shares issued from reinvestment of distributions (196 shares)                  1,990
    Cost of shares repurchased (1,931 shares)                                                       (19,520)
                                                                                               ------------
Total                                                                                             2,034,034
                                                                                               ------------
CLASS C
    Proceeds from sales of shares (29,902 shares)                                                   297,374
    Net asset value of shares issued from reinvestment of distributions (0 shares)                       --
    Cost of shares repurchased (6,434 shares)                                                       (64,557)
                                                                                               ------------
Total                                                                                               232,817
                                                                                               ------------
    INCREASE (DECREASE) IN NET ASSETS FROM SHARE TRANSACTIONS                                     2,266,851
                                                                                               ------------
    NET INCREASE (DECREASE) IN NET ASSETS                                                         2,282,193

NET ASSETS
    Beginning of period                                                                                  --
                                                                                               ------------
    END OF PERIOD [INCLUDING UNDISTRIBUTED NET INVESTMENT INCOME OF $50]                       $  2,282,193
                                                                                               ============


20                       See Notes to Financial Statements

PHOENIX RELATIVE VALUE FUND


                              FINANCIAL HIGHLIGHTS
     (SELECTED DATA FOR A SHARE OUTSTANDING THROUGHOUT THE INDICATED PERIOD)

                                                                  CLASS A
                                                             -----------------
                                                              FROM INCEPTION
                                                             JULY 29, 2005 TO
                                                             DECEMBER 31, 2005
                                                                (UNAUDITED)
Net asset value, beginning of period                             $   10.00
INCOME FROM INVESTMENT OPERATIONS
    Net investment income (loss)(2)                                   0.01
    Net realized and unrealized gain (loss)                           0.05
                                                                 ---------
       TOTAL FROM INVESTMENT OPERATIONS                               0.06
                                                                 ---------
LESS DISTRIBUTIONS
    Dividends from net investment income                             (0.01)
                                                                 ---------
       TOTAL DISTRIBUTIONS                                           (0.01)
                                                                 ---------
Change in net asset value                                             0.05
                                                                 ---------
NET ASSET VALUE, END OF PERIOD                                   $   10.05
                                                                 =========
Total return(1)                                                       0.60%(4)
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (thousands)                            $   2,047
RATIO TO AVERAGE NET ASSETS OF:
    Net operating expenses                                            1.40%(3)
    Gross operating expenses                                          9.20%(3)
    Net investment income (loss)                                      0.31%(3)
Portfolio turnover                                                      12%(4)

                                                                  CLASS C
                                                             -----------------
                                                              FROM INCEPTION
                                                             JULY 29, 2005 TO
                                                             DECEMBER 31, 2005
                                                                (UNAUDITED)
Net asset value, beginning of period                             $   10.00
INCOME FROM INVESTMENT OPERATIONS
    Net investment income (loss)(2)                                  (0.02)
    Net realized and unrealized gain (loss)                           0.05
                                                                 ---------
       TOTAL FROM INVESTMENT OPERATIONS                               0.03
                                                                 ---------
Change in net asset value                                             0.03
                                                                 ---------
NET ASSET VALUE, END OF PERIOD                                   $   10.03
                                                                 =========
Total return(1)                                                       0.40%(4)

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (thousands)                            $     235
RATIO TO AVERAGE NET ASSETS OF:
    Net operating expenses                                            2.15%(3)
    Gross operating expenses                                          9.90%(3)
    Net investment income (loss)                                     (0.49)%(3)
Portfolio turnover                                                      12%(4)

(1) Sales charges are not reflected in the total return calculation.

(2) Computed using average shares outstanding.

(3) Annualized.

(4) Not annualized.


                      See Notes to Financial Statements                       21

PHOENIX TOTAL VALUE FUND


ABOUT YOUR FUND'S EXPENSES (UNAUDITED)

      We believe it is important for you to understand the impact of costs on your investment. All mutual funds have operating expenses. As a shareholder of the Pathfinder Fund, you incur two types of costs: (1) transaction costs, including sales charges on purchases of Class A shares and contingent deferred sales charges on Class C shares; and (2) ongoing costs, including investment advisory fees; distribution and service fees; and other expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The first two lines of these examples are based on an investment of $1,000 invested on inception date and held to December 31, 2005. The third lines of these examples are based on an investment of $1,000 invested on June 30, 2005 and held for the entire six-month period.

ACTUAL EXPENSES

      The first line of the accompanying tables provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES
(since inception date)

      The first hypothetical example provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not your Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or the expenses you paid for the period. This example is based on the period from inception of the fund to December 31, 2005.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES
(for entire six-month period)

      The second hypothetical example provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not your Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. This example is based on the period from June 30, 2005, to December 31, 2005. You may use this information to compare the ongoing costs of investing in your Fund and other funds. To do so, compare these 5% hypothetical examples with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

      Please note that for both the since inception and six-month examples, the expenses shown in the accompanying tables are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges or contingent deferred sales charges. Therefore, the hypothetical example of the accompanying tables is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. If you have incurred transactional costs, your costs could have been higher. The calculations assume no shares were bought or sold during the period. Your actual costs may have been higher or lower, depending on the amount of your investment and the timing of any purchases or redemptions.

                                  Beginning          Ending        Expenses Paid
      Total Value Fund          Account Value     Account Value       During
           Class A              July 29, 2005   December 31, 2005     Period*
-----------------------------   -------------   -----------------  -------------
Actual                           $ 1,000.00        $ 1,030.90         $ 5.96
Hypothetical (5% return before
   expenses since inception)       1,000.00          1,015.02           5.94

                                  Beginning
                                Account Value
                                June 30, 2005
                                -------------
Hypothetical (5% return before
   expenses six-month period)    $ 1,000.00          1,018.05           7.15

* EXPENSES ARE EQUAL TO THE FUND'S CLASS A ANNUALIZED EXPENSE RATIO OF 1.40%, WHICH IS NET OF WAIVED FEES AND REIMBURSED EXPENSES, IF APPLICABLE. FOR THE ACTUAL AND HYPOTHETICAL EXAMPLE, THE EXPENSE RATIO IS MULTIPLIED BY THE AVERAGE ACCOUNT VALUE OVER THE PERIOD, MULTIPLIED BY THE NUMBER OF DAYS EXPENSES ACCRUED SINCE INCEPTION, THEN DIVIDED BY 365 TO REFLECT THE PERIOD SINCE INCEPTION.

  FOR THE HYPOTHETICAL EXAMPLE FOR THE ENTIRE SIX-MONTH PERIOD, THE EXPENSE RATIO IS MULTIPLIED BY THE AVERAGE ACCOUNT VALUE OVER THE SIX-MONTH PERIOD, MULTIPLIED BY THE NUMBER OF DAYS IN THE MOST RECENT FISCAL HALF YEAR, THEN DIVIDED BY 365 TO REFLECT THE ONE HALF YEAR PERIOD.

                                  Beginning          Ending        Expenses Paid
      Total Value Fund          Account Value     Account Value       During
           Class C              July 29, 2005   December 31, 2005     Period*
-----------------------------   -------------   -----------------  -------------
Actual                           $ 1,000.00        $ 1,028.00         $ 9.12
Hypothetical (5% return before
   expenses since inception)       1,000.00          1,011.87           9.09

                                  Beginning
                                Account Value
                                June 30, 2005
                                -------------
Hypothetical (5% return before
   expenses six-month period)    $ 1,000.00          1,014.25          10.95

* EXPENSES ARE EQUAL TO THE FUND'S CLASS C ANNUALIZED EXPENSE RATIO OF 2.15%, WHICH IS NET OF WAIVED FEES AND REIMBURSED EXPENSES, IF APPLICABLE. FOR THE ACTUAL AND HYPOTHETICAL EXAMPLE, THE EXPENSE RATIO IS MULTIPLIED BY THE AVERAGE ACCOUNT VALUE OVER THE PERIOD, MULTIPLIED BY THE NUMBER OF DAYS EXPENSES ACCRUED SINCE INCEPTION, THEN DIVIDED BY 365 TO REFLECT THE PERIOD SINCE INCEPTION.

  FOR THE HYPOTHETICAL EXAMPLE FOR THE ENTIRE SIX-MONTH PERIOD, THE EXPENSE RATIO IS MULTIPLIED BY THE AVERAGE ACCOUNT VALUE OVER THE SIX-MONTH PERIOD, MULTIPLIED BY THE NUMBER OF DAYS IN THE MOST RECENT FISCAL HALF YEAR, THEN DIVIDED BY 365 TO REFLECT THE ONE HALF YEAR PERIOD.

  YOU CAN FIND MORE INFORMATION ABOUT THE FUND'S EXPENSES IN THE FINANCIAL STATEMENTS SECTION THAT FOLLOWS. FOR ADDITIONAL INFORMATION ON OPERATING EXPENSES AND OTHER SHAREHOLDER COSTS REFER TO THE PROSPECTUS.


22                       See Notes to Financial Statements

PHOENIX TOTAL VALUE FUND


--------------------------------------------------------------------------------
  SECTOR WEIGHTINGS (UNAUDITED)                                         12/31/05
--------------------------------------------------------------------------------

As a percentage of total investments

  [THE FOLLOWING TABLE WAS REPRESENTED BY A PIE CHART IN THE PRINTED MATERIAL.]

                       Financials                     30%
                       Energy                         13
                       Information Technology         12
                       Industrials                    10
                       Health Care                     8
                       Consumer Discretionary          8
                       Utilities                       5
                       Other                          14

                             SCHEDULE OF INVESTMENTS
                                DECEMBER 31, 2005
                                   (UNAUDITED)

                                                        SHARES       VALUE
                                                      ----------  -----------
DOMESTIC COMMON STOCKS--96.2%

ADVERTISING--0.2%
Donnelley (R.H.) Corp.(b)..........................          700  $    43,134

AEROSPACE & DEFENSE--2.5%
General Dynamics Corp. ............................        2,500      285,125
Lockheed Martin Corp. .............................        1,400       89,082
Northrop Grumman Corp. ............................          814       48,930
Precision Castparts Corp. .........................        1,300       67,353
United Technologies Corp. .........................        3,420      191,212
                                                                  -----------
                                                                      681,702
                                                                  -----------

AGRICULTURAL PRODUCTS--0.2%
Archer-Daniels-Midland Co. ........................        2,000       49,320

APPAREL RETAIL--0.1%
American Eagle Outfitters, Inc. ...................        1,550       35,619

ASSET MANAGEMENT & CUSTODY BANKS--2.6%
Franklin Resources, Inc. ..........................        3,300      310,233
Mellon Financial Corp. ............................        5,590      191,457
Northern Trust Corp. ..............................        3,280      169,970
Nuveen Investments, Inc. Class A...................        1,000       42,620
                                                                  -----------
                                                                      714,280
                                                                  -----------

AUTOMOTIVE RETAIL--0.2%
AutoNation, Inc.(b)................................        2,800       60,844

BIOTECHNOLOGY--0.2%
Gilead Sciences, Inc.(b)...........................        1,200       63,156

BUILDING PRODUCTS--0.4%
USG Corp.(b).......................................        1,624      105,560

COAL & CONSUMABLE FUELS--0.3%
Peabody Energy Corp. ..............................          900       74,178

                                                        SHARES       VALUE
                                                      ----------  -----------
COMMUNICATIONS EQUIPMENT--0.7%
Motorola, Inc. ....................................        8,230  $   185,916

COMPUTER HARDWARE--2.3%
Hewlett-Packard Co. ...............................       15,250      436,607
International Business Machines Corp. .............        2,130      175,086
                                                                  -----------
                                                                      611,693
                                                                  -----------

COMPUTER STORAGE & PERIPHERALS--1.0%
EMC Corp.(b).......................................        9,500      129,390
Western Digital Corp.(b)...........................        7,050      131,200
                                                                  -----------
                                                                      260,590
                                                                  -----------

CONSTRUCTION MATERIALS--0.8%
Lafarge North America, Inc. .......................        3,800      209,076

CONSUMER FINANCE--0.7%
AmeriCredit Corp.(b)...............................        1,700       43,571
Capital One Financial Corp. .......................        1,600      138,240
                                                                  -----------
                                                                      181,811
                                                                  -----------

DATA PROCESSING & OUTSOURCED SERVICES--1.8%
Affiliated Computer Services, Inc. Class A(b)              3,300      195,294
Computer Sciences Corp.(b).........................        5,750      291,180
                                                                  -----------
                                                                      486,474
                                                                  -----------

DEPARTMENT STORES--0.6%
Federated Department Stores, Inc. .................        2,300      152,559

DIVERSIFIED BANKS--6.3%
Bank of America Corp. .............................       21,356      985,579
Comerica, Inc. ....................................        2,830      160,631
U.S. Bancorp.......................................        9,950      297,406
Wachovia Corp. ....................................        5,100      269,586
                                                                  -----------
                                                                    1,713,202
                                                                  -----------

PHOENIX TOTAL VALUE FUND


                                                      SHARES       VALUE
                                                     --------   ------------
DIVERSIFIED COMMERCIAL & PROFESSIONAL SERVICES--0.6%
Dun & Bradstreet Corp.(b) ..................              850   $     56,916
PHH Corp.(b) ...............................            3,909        109,530
                                                                ------------
                                                                     166,446
                                                                ------------

DIVERSIFIED METALS & MINING--1.3%
Phelps Dodge Corp. .........................            2,500        359,675

ELECTRIC UTILITIES--2.5%
Allegheny Energy, Inc.(b) ..................            2,500         79,125
Edison International........................            1,417         61,795
Exelon Corp. ...............................            7,760        412,367
FPL Group, Inc. ............................            2,900        120,524
                                                                ------------
                                                                     673,811
                                                                ------------

ELECTRICAL COMPONENTS & EQUIPMENT--0.7%
Cooper Industries Ltd. Class A..............            2,650        193,450

ELECTRONIC MANUFACTURING SERVICES--0.9%
Jabil Circuit, Inc.(b) .....................            6,900        255,921

ENVIRONMENTAL & FACILITIES SERVICES--0.9%
Republic Services, Inc. ....................            6,750        253,462

FOOTWEAR--0.7%
NIKE, Inc. Class B..........................            2,190        190,070

GAS UTILITIES--0.2%
ONEOK, Inc. ................................            2,200         58,586

HEALTH CARE DISTRIBUTORS--0.7%
AmerisourceBergen Corp. ....................            4,600        190,440

HEALTH CARE EQUIPMENT--1.3%
Becton, Dickinson & Co. ....................            3,120        187,450
Thermo Electron Corp.(b) ...................            5,900        177,767
                                                                ------------
                                                                     365,217
                                                                ------------

HEALTH CARE SERVICES--0.2%
Caremark Rx, Inc.(b)........................            1,050         54,380

HEALTH CARE SUPPLIES--0.5%
Bausch & Lomb, Inc. ........................            2,090        141,911

HOME ENTERTAINMENT SOFTWARE--0.3%
Activision, Inc.(b) ........................            5,133         70,527

HOMEBUILDING--0.6%
Lennar Corp. Class A........................            2,780        169,636

HOUSEHOLD APPLIANCES--0.9%
Black & Decker Corp. (The)..................            2,710        235,662

HOUSEHOLD PRODUCTS--1.3%
Clorox Co. (The)............................            3,000        170,670
Procter & Gamble Co. (The)..................            3,120        180,586
                                                                ------------
                                                                     351,256
                                                                ------------

                                                      SHARES       VALUE
                                                     --------   ------------
INDEPENDENT POWER PRODUCERS & ENERGY TRADERS--0.4%
TXU Corp. ..................................            2,380   $    119,452

INDUSTRIAL CONGLOMERATES--2.0%
3M Co. .....................................            2,410        186,775
General Electric Co. .......................            9,900        346,995
                                                                ------------
                                                                     533,770
                                                                ------------

INDUSTRIAL GASES--0.7%
Praxair, Inc. ..............................            3,330        176,357

INDUSTRIAL MACHINERY--0.7%
Eaton Corp. ................................            2,680        179,801

INSURANCE BROKERS--0.7%
AON Corp. ..................................            5,000        179,750

INTEGRATED OIL & GAS--8.3%
Chevron Corp. ..............................            4,461        253,251
ConocoPhillips..............................           13,550        788,339
Exxon Mobil Corp. ..........................           13,117        736,782
Marathon Oil Corp. .........................            5,141        313,447
Occidental Petroleum Corp. .................            2,170        173,339
                                                                ------------
                                                                   2,265,158
                                                                ------------

INTEGRATED TELECOMMUNICATION SERVICES--3.0%
AT&T, Inc. .................................           16,100        394,289
BellSouth Corp. ............................           13,000        352,300
CenturyTel, Inc. ...........................            1,800         59,688
Talk America Holdings, Inc.(b) .............              600          5,178
Verizon Communications, Inc. ...............              400         12,048
                                                                ------------
                                                                     823,503
                                                                ------------

INTERNET SOFTWARE & SERVICES--0.2%
ValueClick, Inc.(b) ........................            2,900         52,519

INVESTMENT BANKING & BROKERAGE--3.1%
Lehman Brothers Holdings, Inc. .............            2,830        362,721
Merrill Lynch & Co., Inc. ..................            4,100        277,693
Schwab (Charles) Corp. (The)................           13,600        199,512
                                                                ------------
                                                                     839,926
                                                                ------------

LIFE & HEALTH INSURANCE--4.1%
AmerUs Group Co. ...........................            1,350         76,504
Conseco, Inc.(b) ...........................            2,100         48,657
Lincoln National Corp. .....................            3,490        185,075
MetLife, Inc. ..............................           11,282        552,818
Principal Financial Group, Inc. (The).......            2,000         94,860
Prudential Financial, Inc. .................            2,041        149,381
                                                                ------------
                                                                   1,107,295
                                                                ------------

MANAGED HEALTH CARE--3.3%
Aetna, Inc. ................................            2,130        200,880
CIGNA Corp. ................................            2,050        228,985


24                      See Notes to Financial Statements

PHOENIX TOTAL VALUE FUND


                                                      SHARES       VALUE
                                                     --------   ------------
MANAGED HEALTH CARE--CONTINUED
Health Net, Inc.(b) ........................            3,416   $    176,095
Humana, Inc.(b) ............................            1,700         92,361
UnitedHealth Group, Inc. ...................            3,040        188,906
                                                                ------------
                                                                     887,227
                                                                ------------

MOTORCYCLE MANUFACTURERS--0.6%
Harley-Davidson, Inc. ......................            3,290        169,402

MOVIES & ENTERTAINMENT--0.2%
Time Warner, Inc. ..........................            2,700         47,088

MULTI-LINE INSURANCE--2.3%
Assurant, Inc. .............................            3,500        152,215
Genworth Financial, Inc. Class A............            2,750         95,095
Hartford Financial Services Group, Inc. (The)           4,025        345,707
HCC Insurance Holdings, Inc. ...............            1,300         38,584
                                                                ------------
                                                                     631,601
                                                                ------------

MULTI-UTILITIES--1.8%
Ameren Corp. ...............................              259         13,271
NiSource, Inc. .............................            6,300        131,418
PG&E Corp. .................................            5,350        198,592
Sempra Energy...............................            1,950         87,438
Xcel Energy, Inc. ..........................            3,400         62,764
                                                                ------------
                                                                     493,483
                                                                ------------

OIL & GAS EXPLORATION & PRODUCTION--1.9%
Burlington Resources, Inc. .................            1,500        129,300
Devon Energy Corp. .........................            5,256        328,710
Southwestern Energy Co.(b) .................            1,400         50,316
                                                                ------------
                                                                     508,326
                                                                ------------

OIL & GAS REFINING, MARKETING & TRANSPORTATION--2.4%
Sunoco, Inc. ...............................            3,286        257,557
Tesoro Corp. ...............................            1,700        104,635
Valero Energy Corp. ........................            5,824        300,518
                                                                ------------
                                                                     662,710
                                                                ------------

OTHER DIVERSIFIED FINANCIAL SERVICES--1.6%
Citigroup, Inc. ............................            6,754        327,772
JPMorgan Chase & Co. .......................            2,600        103,194
                                                                ------------
                                                                     430,966
                                                                ------------

PACKAGED FOODS & MEATS--2.2%
Campbell Soup Co. ..........................            6,000        178,620
Gold Kist, Inc.(b) .........................            3,200         47,840
Kellogg Co. ................................            3,770        162,939
Pilgrim's Pride Corp. ......................            6,150        203,934
                                                                ------------
                                                                     593,333
                                                                ------------

PHARMACEUTICALS--2.3%
Alpharma, Inc. Class A......................              100          2,851
Johnson & Johnson...........................            3,710        222,971

                                                      SHARES       VALUE
                                                     --------   ------------
PHARMACEUTICALS--CONTINUED
King Pharmaceuticals, Inc.(b) ..............            4,390   $     74,279
Pfizer, Inc. ...............................            6,150        143,418
Wyeth.......................................            3,750        172,762
                                                                ------------
                                                                     616,281
                                                                ------------

PROPERTY & CASUALTY INSURANCE--4.5%
Allstate Corp. (The)........................            2,860        154,640
Axis Capital Holdings Ltd. .................            4,050        126,684
Berkley (W.R.) Corp. .......................            3,650        173,813
Chubb Corp. (The)...........................            4,350        424,777
Progressive Corp. (The).....................              128         14,948
St. Paul Travelers Cos., Inc. (The).........            7,079        316,219
                                                                ------------
                                                                   1,211,081
                                                                ------------

RAILROADS--0.9%
Burlington Northern Santa Fe Corp. .........            1,500        106,230
CSX Corp. ..................................            2,865        145,456
                                                                ------------
                                                                     251,686
                                                                ------------

REAL ESTATE MANAGEMENT & DEVELOPMENT--0.3%
CB Richard Ellis Group, Inc. Class A(b).....            1,550         91,218

REGIONAL BANKS--3.0%
AmSouth Bancorp.............................            1,200         31,452
BB&T Corp. .................................            2,000         83,820
KeyCorp. ...................................            8,000        263,440
PNC Financial Services Group, Inc. (The)....            3,400        210,222
TD Banknorth, Inc. .........................            5,500        159,775
Zions Bancorp. .............................              900         68,004
                                                                ------------
                                                                     816,713
                                                                ------------

RESTAURANTS--2.4%
Brinker International, Inc. ................            2,000         77,320
Darden Restaurants, Inc. ...................           11,750        456,840
Yum! Brands, Inc. ..........................            2,350        110,168
                                                                ------------
                                                                     644,328
                                                                ------------

SEMICONDUCTORS--2.5%
Intel Corp. ................................            8,710        217,402
NVIDIA Corp.(b) ............................              714         26,104
Texas Instruments, Inc. ....................           13,637        437,338
                                                                ------------
                                                                     680,844
                                                                ------------

SPECIALIZED CONSUMER SERVICES--0.5%
ServiceMaster Co. (The).....................           10,850        129,658

SPECIALTY STORES--0.7%
Office Depot, Inc.(b) ......................            6,080        190,912

STEEL--1.1%
Nucor Corp. ................................            3,543        236,389
United States Steel Corp. ..................            1,300         62,491
                                                                ------------
                                                                     298,880
                                                                ------------


                        See Notes to Financial Statements                     25

PHOENIX TOTAL VALUE FUND


                                                      SHARES       VALUE
                                                     --------   ------------
SYSTEMS SOFTWARE--1.4%
Microsoft Corp. ............................            6,280   $    164,222
Oracle Corp.(b) ............................           17,800        217,338
                                                                ------------
                                                                     381,560
                                                                ------------

THRIFTS & MORTGAGE FINANCE--0.2%
Radian Group, Inc. .........................              300         17,577
Sovereign Bancorp, Inc. ....................            1,800         38,916
                                                                ------------
                                                                      56,493
                                                                ------------

TRUCKING--0.6%
Laidlaw International, Inc. ................            4,800        111,504
Yellow Roadway Corp.(b) ....................            1,300         57,993
                                                                ------------
                                                                     169,497
                                                                ------------

WIRELESS TELECOMMUNICATION SERVICES--1.8%
ALLTEL Corp. ...............................            3,698        233,344
Sprint Nextel Corp. ........................           11,310        264,201
                                                                ------------
                                                                     497,545
                                                                ------------

----------------------------------------------------------------------------
TOTAL DOMESTIC COMMON STOCKS
(IDENTIFIED COST $25,172,861)                                     26,097,927
----------------------------------------------------------------------------

FOREIGN COMMON STOCKS(c)--2.6%

APPLICATION SOFTWARE--0.6%
Amdocs Ltd. (United States)(b) .............            5,650        155,375

INDUSTRIAL CONGLOMERATES--0.7%
Tyco International Ltd. (United States).....            6,250        180,375

IT CONSULTING & OTHER SERVICES--0.6%
Accenture Ltd. Class A (United States)......            5,550        160,229

PROPERTY & CASUALTY INSURANCE--0.7%
ACE Ltd. (United States)....................            3,440        183,834

REINSURANCE--0.0%
Endurance Specialty Holdings Ltd. (United States)         322         11,544
----------------------------------------------------------------------------
TOTAL FOREIGN COMMON STOCKS
(IDENTIFIED COST $654,192)                                           691,357
----------------------------------------------------------------------------
TOTAL LONG TERM INVESTMENTS--98.8%
(IDENTIFIED COST $25,827,053)                                     26,789,284
----------------------------------------------------------------------------

                                                        PAR
                                                       VALUE
                                                       (000)       VALUE
                                                      -------   ------------
SHORT-TERM INVESTMENTS--1.9%

COMMERCIAL PAPER(d)--1.9%
UBS Finance Delaware LLC 4.30%, 1/4/06......          $   530   $    529,810
----------------------------------------------------------------------------
TOTAL SHORT-TERM INVESTMENTS
(IDENTIFIED COST $529,810)                                           529,810
----------------------------------------------------------------------------
TOTAL INVESTMENTS--100.7%
(IDENTIFIED COST $26,356,863)                                     27,319,094(a)

Other assets and liabilities, net--(0.7)%                           (179,719)
                                                                ------------
NET ASSETS--100.0%                                              $ 27,139,375
                                                                ============

(a) Federal Income Tax Information: Net unrealized appreciation of investment securities is comprised of gross appreciation of $1,502,771 and gross depreciation of $552,272 for federal income tax purposes. At December 31, 2005, the aggregate cost of securities for federal income tax purposes was $26,368,595.

(b) Non-income producing.

(c) Foreign common stocks are determined based on the country in which the security is issued. The country of risk is determined based on criteria described in Note 2G "Foreign security country determination" in the Notes to Financial Statements.

(d) The rate shown is the discount rate.


26                      See Notes to Financial Statements

PHOENIX TOTAL VALUE FUND


                       STATEMENT OF ASSETS AND LIABILITIES
                                DECEMBER 31, 2005
                                   (UNAUDITED)

ASSETS
Investment securities at value
   (Identified cost $26,356,863)                                $ 27,319,094
Receivables
   Fund shares sold                                                  597,502
   Dividends                                                          38,490
Prepaid expenses                                                      22,353
                                                                ------------
      Total assets                                                27,977,439
                                                                ------------
LIABILITIES
Cash overdraft                                                        11,087
Payables
   Fund shares repurchased                                           767,328
   Transfer agent fee                                                 13,107
   Investment advisory fee                                             6,271
   Distribution and service fees                                       6,034
   Financial agent fee                                                 5,597
   Trustees' fee                                                       1,785
   Other accrued expenses                                             26,855
                                                                ------------
      Total liabilities                                              838,064
                                                                ------------
NET ASSETS                                                      $ 27,139,375
                                                                ============

NET ASSETS CONSIST OF:
Capital paid in on shares of beneficial interest                $ 26,373,616
Undistributed net investment income                                    6,056
Accumulated net realized loss                                       (202,528)
Net unrealized appreciation                                          962,231
                                                                ------------
NET ASSETS                                                      $ 27,139,375
                                                                ============

CLASS A
Shares of beneficial interest outstanding, no par value,
   unlimited authorization (Net Assets $26,795,528)                2,606,638
Net asset value per share                                             $10.28
Offering price per share $10.28/(1-5.75%)                             $10.91

CLASS C
Shares of beneficial interest outstanding, no par value,
   unlimited authorization (Net Assets $343,847)                      33,457
Net asset value and offering price per share                          $10.28

                            STATEMENT OF OPERATIONS
                        FROM INCEPTION JULY 29, 2005 TO
                               DECEMBER 31, 2005
                                  (UNAUDITED)

INVESTMENT INCOME
Dividends                                                       $    222,768
Interest                                                              11,606
                                                                ------------
      Total investment income                                        234,374
                                                                ------------
EXPENSES
Investment advisory fee                                               86,481
Service fees, Class A                                                 26,705
Distribution and service fees, Class C                                 1,283
Financial agent fee                                                   27,234
Transfer agent                                                        22,174
Custodian                                                             14,683
Professional                                                          10,984
Registration                                                          10,633
Trustees                                                               8,435
Printing                                                               4,870
Miscellaneous                                                          7,599
                                                                ------------
      Total expenses                                                 221,081
Less expenses reimbursed by investment adviser                       (68,083)
Custodian fees paid indirectly                                          (563)
                                                                ------------
      Net expenses                                                   152,435
                                                                ------------
NET INVESTMENT INCOME (LOSS)                                          81,939
                                                                ------------
NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
Net realized gain (loss) on investments                             (202,528)
Net change in unrealized appreciation (depreciation)
   on investments                                                    962,231
                                                                ------------
NET GAIN (LOSS) ON INVESTMENTS                                       759,703
                                                                ------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING
   FROM OPERATIONS                                              $    841,642
                                                                ============


                        See Notes to Financial Statements                     27

PHOENIX TOTAL VALUE FUND


                                     STATEMENT OF CHANGES IN NET ASSETS

                                                                                            From Inception
                                                                                           July 29, 2005 to
                                                                                           December 31, 2005
                                                                                              (Unaudited)
                                                                                          ------------------
FROM OPERATIONS
   Net investment income (loss)                                                             $       81,939
   Net realized gain (loss)                                                                       (202,528)
   Net change in unrealized appreciation (depreciation)                                            962,231
                                                                                            --------------
   INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS                                     841,642
                                                                                            --------------
FROM DISTRIBUTIONS TO SHAREHOLDERS
   Net investment income, Class A                                                                  (75,883)
   Net investment income, Class C                                                                       --
                                                                                            --------------
   DECREASE IN NET ASSETS FROM DISTRIBUTIONS TO SHAREHOLDERS                                       (75,883)
                                                                                            --------------
FROM SHARE TRANSACTIONS
CLASS A
   Proceeds from sales of shares (2,804,116 shares)                                             28,039,518
   Net asset value of shares issued from reinvestment of distributions (7,325 shares)               75,883
   Cost of shares repurchased (204,803 shares)                                                  (2,077,413)
                                                                                            --------------
Total                                                                                           26,037,988
                                                                                            --------------
CLASS C
   Proceeds from sales of shares (33,457 shares)                                                   335,628
   Net asset value of shares issued from reinvestment of distributions (0 shares)                       --
   Cost of shares repurchased (0 shares)                                                                --
                                                                                            --------------
Total                                                                                              335,628
                                                                                            --------------
   INCREASE (DECREASE) IN NET ASSETS FROM SHARE TRANSACTIONS                                    26,373,616
                                                                                            --------------
   NET INCREASE (DECREASE) IN NET ASSETS                                                        27,139,375

NET ASSETS
   Beginning of period                                                                                  --
                                                                                            --------------
   END OF PERIOD [INCLUDING UNDISTRIBUTED NET INVESTMENT INCOME OF $6,056]                  $   27,139,375
                                                                                            ==============


28                      See Notes to Financial Statements

PHOENIX TOTAL VALUE FUND


                              FINANCIAL HIGHLIGHTS
     (SELECTED DATA FOR A SHARE OUTSTANDING THROUGHOUT THE INDICATED PERIOD)

                                                                  CLASS A
                                                             -----------------
                                                              FROM INCEPTION
                                                             JULY 29, 2005 TO
                                                             DECEMBER 31, 2005
                                                                (UNAUDITED)
Net asset value, beginning of period                            $      10.00
INCOME FROM INVESTMENT OPERATIONS
   Net investment income (loss)(2)                                      0.03
   Net realized and unrealized gain (loss)                              0.28
                                                                ------------
      TOTAL FROM INVESTMENT OPERATIONS                                  0.31
                                                                ------------
LESS DISTRIBUTIONS
   Dividends from net investment income                                (0.03)
                                                                ------------
      TOTAL DISTRIBUTIONS                                              (0.03)
                                                                ------------
Change in net asset value                                               0.28
                                                                ------------
NET ASSET VALUE, END OF PERIOD                                  $      10.28
                                                                ============
Total return(1)                                                         3.09%(4)
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (thousands)                           $     26,796
RATIO TO AVERAGE NET ASSETS OF:
   Net operating expenses                                               1.40%(3)
   Gross operating expenses                                             2.03%(3)
   Net investment income (loss)                                         0.77%(3)
Portfolio turnover                                                        31%(4)

                                                                  CLASS C
                                                             -----------------
                                                              FROM INCEPTION
                                                             JULY 29, 2005 TO
                                                             DECEMBER 31, 2005
                                                                (UNAUDITED)
Net asset value, beginning of period                            $      10.00
INCOME FROM INVESTMENT OPERATIONS
   Net investment income (loss)(2)                                        --(5)
   Net realized and unrealized gain (loss)                              0.28
                                                                ------------
      TOTAL FROM INVESTMENT OPERATIONS                                  0.28
                                                                ------------
Change in net asset value                                               0.28
                                                                ------------
NET ASSET VALUE, END OF PERIOD                                  $      10.28
                                                                ============
Total return(1)                                                         2.80%(4)
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (thousands)                           $        344
RATIO TO AVERAGE NET ASSETS OF:
   Net operating expenses                                               2.15%(3)
   Gross operating expenses                                             2.82%(3)
   Net investment income (loss)                                         0.05%(3)
Portfolio turnover                                                        31%(4)

(1) Sales charges are not reflected in the total return calculation.

(2) Computed using average shares outstanding.

(3) Annualized.

(4) Not annualized.

(5) Amount is less than $0.01.


                        See Notes to Financial Statements                     29

PHOENIX WORLDWIDE STRATEGIES FUND


ABOUT YOUR FUND'S EXPENSES (UNAUDITED)

      We believe it is important for you to understand the impact of costs on your investment. All mutual funds have operating expenses. As a shareholder of the Worldwide Strategies Fund, you incur two types of costs: (1) transaction costs, including sales charges on purchases of Class A shares and contingent deferred sales charges on Class B and Class C shares; and (2) ongoing costs, including investment advisory fees; distribution and service fees; and other expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. These examples are based on an investment of $1,000 invested at the beginning of the period and held for the entire period.

ACTUAL EXPENSES

      The first line of the accompanying tables provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

      The second line of the accompanying tables provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not your Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your Fund and other funds. To do so, compare these 5% hypothetical examples with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

      Please note that the expenses shown in the accompanying tables are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges or contingent deferred sales charges. Therefore, the second line of the accompanying tables is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs could have been higher. The calculations assume no shares were bought or sold during the period. Your actual costs may have been higher or lower, depending on the amount of your investment and the timing of any purchases or redemptions.

     Worldwide              Beginning           Ending          Expenses Paid
  Strategies Fund         Account Value      Account Value         During
      Class A             June 30, 2005    December 31, 2005       Period*
-----------------         -------------    -----------------    -------------
Actual                     $ 1,000.00         $ 1,107.00           $ 8.52

Hypothetical (5% return
   before expenses)          1,000.00           1,017.02             8.19

* EXPENSES ARE EQUAL TO THE FUND'S CLASS A ANNUALIZED EXPENSE RATIO OF 1.60%, WHICH INCLUDES WAIVED FEES AND REIMBURSED EXPENSES, IF APPLICABLE, MULTIPLIED BY THE AVERAGE ACCOUNT VALUE OVER THE PERIOD, MULTIPLIED BY THE NUMBER OF DAYS IN THE MOST RECENT FISCAL HALF-YEAR, THEN DIVIDED BY 365 TO REFLECT THE ONE-HALF YEAR PERIOD.

     Worldwide              Beginning           Ending          Expenses Paid
  Strategies Fund         Account Value      Account Value         During
      Class B             June 30, 2005    December 31, 2005       Period*
-----------------         -------------    -----------------    -------------
Actual                     $ 1,000.00         $ 1,101.70           $ 12.48

Hypothetical (5% return
   before expenses)          1,000.00           1,013.18             12.02

* EXPENSES ARE EQUAL TO THE FUND'S CLASS B ANNUALIZED EXPENSE RATIO OF 2.36%, WHICH INCLUDES WAIVED FEES AND REIMBURSED EXPENSES, IF APPLICABLE, MULTIPLIED BY THE AVERAGE ACCOUNT VALUE OVER THE PERIOD, MULTIPLIED BY THE NUMBER OF DAYS IN THE MOST RECENT FISCAL HALF-YEAR, THEN DIVIDED BY 365 TO REFLECT THE ONE-HALF YEAR PERIOD.

      Worldwide             Beginning           Ending          Expenses Paid
   Strategies Fund        Account Value      Account Value         During
       Class C            June 30, 2005    December 31, 2005       Period*
-----------------         -------------    -----------------    -------------
Actual                     $ 1,000.00         $ 1,102.10           $ 12.48

Hypothetical (5% return
   before expenses)          1,000.00           1,013.18             12.03

* EXPENSES ARE EQUAL TO THE FUND'S CLASS C ANNUALIZED EXPENSE RATIO OF 2.36%, WHICH INCLUDES WAIVED FEES AND REIMBURSED EXPENSES, IF APPLICABLE, MULTIPLIED BY THE AVERAGE ACCOUNT VALUE OVER THE PERIOD, MULTIPLIED BY THE NUMBER OF DAYS IN THE MOST RECENT FISCAL HALF-YEAR, THEN DIVIDED BY 365 TO REFLECT THE ONE-HALF YEAR PERIOD.

  YOU CAN FIND MORE INFORMATION ABOUT THE FUND'S EXPENSES IN THE FINANCIAL STATEMENTS SECTION THAT FOLLOWS. FOR ADDITIONAL INFORMATION ON OPERATING EXPENSES AND OTHER SHAREHOLDER COSTS REFER TO THE PROSPECTUS.


30                      See Notes to Financial Statements

PHOENIX WORLDWIDE STRATEGIES FUND


--------------------------------------------------------------------------------
 COUNTRY WEIGHTINGS (UNAUDITED)                                        12/31/05
--------------------------------------------------------------------------------

As a percentage of total investments

  [THE FOLLOWING TABLE WAS REPRESENTED BY A PIE CHART IN THE PRINTED MATERIAL.]

                         United States             35%
                         Japan                     14
                         United Kingdom            12
                         France                     5
                         Switzerland                4
                         Germany                    4
                         Australia                  3
                         Other                     23

                            SCHEDULE OF INVESTMENTS
                               DECEMBER 31, 2005
                                  (UNAUDITED)

                                                       SHARES       VALUE
                                                      --------   ------------
DOMESTIC COMMON STOCKS--33.5%

UNITED STATES--33.5%
Alaska Air Group, Inc. (Airlines)(b) ...............    12,300   $    439,356

Alliance Data Systems Corp. (Data Processing &
Outsourced Services)(b) ............................    16,000        569,600

Anadarko Petroleum Corp. (Oil & Gas Exploration
& Production) ......................................     5,800        549,550

AT&T, Inc. (Integrated Telecommunication
Services)...........................................     9,000        220,410

Bank of America Corp. (Diversified Banks) ..........    30,700      1,416,805
Beckman Coulter, Inc. (Health Care Equipment) ......    13,000        739,700
Centene Corp. (Managed Health Care)(b) .............    18,100        475,849
CIGNA Corp. (Managed Health Care) ..................     5,600        625,520

Cisco Systems, Inc. (Communications
Equipment)(b) ......................................    60,800      1,040,896

Citigroup, Inc. (Other Diversified Financial
Services) ..........................................     9,700        470,741

Coca-Cola Co. (The) (Soft Drinks) ..................    22,100        890,851
Colgate-Palmolive Co. (Household Products) .........     9,500        521,075
CommScope, Inc. (Communications Equipment)(b) ......    22,800        458,964

Coventry Health Care, Inc. (Managed Health
Care)(b) ...........................................     7,000        398,720

CVS Corp. (Drug Retail) ............................    12,600        332,892
Danaher Corp. (Industrial Machinery) ...............     4,500        251,010
Dean Foods Co. (Packaged Foods & Meats)(b) .........    10,600        399,196
Dell, Inc. (Computer Hardware)(b) ..................     7,000        209,930
DPL, Inc. (Electric Utilities) .....................    16,000        416,160

Emerson Electric Co. (Electrical Components &
Equipment) .........................................     4,800        358,560

Express Scripts, Inc. (Health Care Services)(b) ....     4,500        377,100

                                                       SHARES       VALUE
                                                      --------   ------------
UNITED STATES--CONTINUED
Exxon Mobil Corp. (Integrated Oil & Gas) ...........    21,600   $  1,213,272
FedEx Corp. (Air Freight & Logistics) ..............     5,800        599,662

Fisher Scientific International, Inc. (Health Care
Equipment)(b) ......................................    14,600        903,156

General Electric Co. (Industrial Conglomerates) ....    63,400      2,222,170
Harte-Hanks, Inc. (Advertising) ....................    22,500        593,775
Intel Corp. (Semiconductors) .......................    12,600        314,496

International Business Machines Corp. (Computer
Hardware) ..........................................    12,900      1,060,380

Johnson & Johnson (Pharmaceuticals) ................    18,000      1,081,800

JPMorgan Chase & Co. (Other Diversified Financial
Services) ..........................................    30,100      1,194,669

Kellogg Co. (Packaged Foods & Meats) ...............     5,000        216,100

Manpower, Inc. (Human Resources & Employment
Services) ..........................................    13,600        632,400

McDonald's Corp. (Restaurants) .....................    15,300        515,916

Mellon Financial Corp. (Asset Management &
Custody Banks) .....................................    11,600        397,300

Merrill Lynch & Co., Inc. (Investment Banking &
Brokerage) .........................................    11,100        751,803

Microsoft Corp. (Systems Software) .................    37,000        967,550
NIKE, Inc. Class B (Footwear) ......................     4,700        407,913
Norfolk Southern Corp. (Railroads) .................    18,400        824,872
Omnicom Group, Inc. (Advertising) ..................     9,100        774,683
Patterson-UTI Energy, Inc. (Oil & Gas Drilling) ....     6,500        214,175
Pfizer, Inc. (Pharmaceuticals) .....................    21,200        494,384
PG&E Corp. (Multi-Utilities) .......................    19,800        734,976
Procter & Gamble Co. (The) (Household Products) ....    22,800      1,319,664
Spectrum Brands, Inc. (Household Products)(b) ......    11,600        235,596


                        See Notes to Financial Statements                     31

PHOENIX WORLDWIDE STRATEGIES FUND


                                                       SHARES       VALUE
                                                      --------   ------------
UNITED STATES--CONTINUED
Sprint Nextel Corp. (Wireless Telecommunication
Services) ..........................................    17,079   $    398,966

Tellabs, Inc. (Communications Equipment)(b).........    42,500        463,250
Thermo Electron Corp. (Health Care Equipment)(b)....    20,500        617,665
Transocean, Inc. (Oil & Gas Drilling)(b)............     5,400        376,326

TreeHouse Foods, Inc. (Packaged Foods &
Meats)(b) ..........................................     2,160         40,435

United Technologies Corp. (Aerospace & Defense) ....    18,700      1,045,517

Verizon Communications, Inc. (Integrated
Telecommunication Services) ........................     9,400        283,128

Wachovia Corp. (Diversified Banks) .................    18,800        993,768
Walt Disney Co. (The) (Movies & Entertainment) .....    36,100        865,317

Waste Management, Inc. (Environmental & Facilities
Services) ..........................................    20,800        631,280

WellCare Health Plans, Inc. (Managed Health Care)(b)     5,700        232,845
WellPoint, Inc. (Managed Health Care)(b) ...........     8,600        686,194
Wells Fargo & Co. (Diversified Banks) ..............    19,900      1,250,317
-----------------------------------------------------------------------------
TOTAL DOMESTIC COMMON STOCKS
(IDENTIFIED COST $32,742,527)                                      36,718,605
-----------------------------------------------------------------------------

FOREIGN COMMON STOCKS(c)--62.6%

AUSTRALIA--3.2%
AXA Asia Pacific Holdings Ltd. (Multi-line
Insurance) .........................................    18,810         70,051

Babcock & Brown Ltd. (Investment Banking &
Brokerage) .........................................    19,448        244,513

Caltex Australia Ltd. (Oil & Gas Refining, Marketing
& Transportation) ..................................     8,207        116,601

Leighton Holdings Ltd. (Construction & Engineering).    10,521        137,907
Orica Ltd. (Diversified Chemicals) .................     4,390         65,653

Publishing & Broadcasting Ltd. (Movies &
Entertainment) .....................................    20,539        248,142

Rinker Group Ltd. (Construction Materials) .........    89,300      1,076,913
Rio Tinto Ltd. (Diversified Metals & Mining) .......     7,800        394,554
Santos Ltd. (Oil & Gas Exploration & Production) ...    65,879        591,625

Westfield Group (Real Estate Management &
Development) .......................................    26,000        346,141

Woodside Petroleum Ltd. (Oil & Gas Exploration &
Production) ........................................     8,000        229,842
                                                                 ------------
                                                                    3,521,942
                                                                 ------------

BELGIUM--0.7%
Dexia (Diversified Banks) ..........................    16,994        391,920
Fortis (Multi-Sector Holdings) .....................     7,600        242,485
KBC Groep NV (Diversified Banks) ...................     1,655        154,103

                                                       SHARES       VALUE
                                                      --------   ------------
BELGIUM--CONTINUED
Omega Pharma SA (Health Care Distributors) .........       522   $     27,198
                                                                 ------------
                                                                      815,706
                                                                 ------------

CANADA--0.7%
EnCana Corp. (Oil & Gas Exploration &
Production) ........................................     7,000        317,347

Teck Cominco Ltd. Class B (Gold) ...................     8,000        427,029

TELUS Corp. (Integrated Telecommunication
Services) ..........................................       900         36,133
                                                                 ------------
                                                                      780,509
                                                                 ------------

CHINA--1.0%
ASM Pacific Technology Ltd. (Semiconductor
Equipment) .........................................    11,500         64,889

Bank of Communications Ltd. (Diversified Banks)(b) .   143,000         65,011

China Petroleum & Chemical Corp. Class H
(Integrated Oil & Gas) .............................   602,000        298,917

PetroChina Co. Ltd. Class H (Integrated
Oil & Gas) .........................................   850,000        696,124
                                                                 ------------
                                                                    1,124,941
                                                                 ------------

DENMARK--0.7%
A P Moller - Maersk A/S (Marine) ...................        30        310,378
Danske Bank A/S (Diversified Banks) ................    10,500        369,883
DSV A/S (Trucking) .................................       650         80,244
                                                                 ------------
                                                                      760,505
                                                                 ------------

FINLAND--0.6%
Metso Corp. (Industrial Machinery)..................     3,800        104,012
Nokia OYJ (Communications Equipment)................    19,000        347,532
Sampo OYJ Class A (Multi-line Insurance)............     8,900        155,100
                                                                 ------------
                                                                      606,644
                                                                 ------------

FRANCE--5.3%
Alcatel SA (Communications Equipment)(b) ...........    29,100        360,705

Alcatel SA Sponsored ADR (Communications
Equipment)(b) ......................................    34,100        422,840

Assurances Generales de France (Multi-line
Insurance) .........................................     2,300        227,912

AXA SA (Multi-line Insurance) ......................    15,700        506,686
BNP Paribas SA (Diversified Banks) .................     4,800        388,412
Bouygues SA (Construction & Engineering) ...........     7,300        356,932
CapGemini SA (IT Consulting & Other Services)(b) ...     6,800        272,992
Carrefour SA (Food Retail) .........................     5,300        248,350

France Telecom SA (Integrated Telecommunication
Services) ..........................................     6,707        166,669

Lafarge SA (Construction Materials) ................     2,700        242,935
Sanofi-aventis (Pharmaceuticals) ...................     5,700        499,367
Societe Generale (Diversified Banks) ...............     5,200        639,634


32                      See Notes to Financial Statements

PHOENIX WORLDWIDE STRATEGIES FUND


                                                       SHARES       VALUE
                                                      --------   ------------
FRANCE--CONTINUED
Total SA (Integrated Oil & Gas) ....................     4,672   $  1,173,711
Vivendi Universal SA (Movies & Entertainment) ......    11,000        344,584
                                                                 ------------
                                                                    5,851,729
                                                                 ------------

GERMANY--3.6%
Allianz AG Registered Shares (Multi-line
Insurance) .........................................     5,238        793,386

BASF AG (Diversified Chemicals) ....................     8,839        677,154

Bayerische Motoren Werke AG (Automobile
Manufacturers) .....................................     3,700        162,294

Celesio AG (Health Care Distributors) ..............     2,900        249,463
Continental AG (Auto Parts & Equipment) ............     1,786        158,540

Deutsche Telekom AG Registered Shares (Integrated
Telecommunication Services) ........................    14,600        243,371

E.ON AG (Electric Utilities) .......................     3,600        372,756
Fresenius Medical Care AG (Health Care Services) ...     2,200        231,807
Metro AG (Department Stores) .......................    11,000        531,332

Mobilcom AG (Wireless Telecommunication
Services) ..........................................     2,638         58,090

Salzgitter AG (Steel) ..............................     4,573        246,930
SAP AG (Application Software) ......................     1,300        235,723
                                                                 ------------
                                                                    3,960,846
                                                                 ------------

GREECE--0.6%
Alpha Bank A.E. (Regional Banks) ...................    12,100        353,831

COSMOTE Mobile Telecommunications S.A.
(Wireless Telecommunication Services) ..............    12,286        273,161
                                                                 ------------
                                                                      626,992
                                                                 ------------

HONG KONG--2.3%
Cheung Kong Holdings Ltd. (Real Estate
Management & Development) ..........................    32,000        328,310

China Mobile Ltd. (Wireless Telecommunication
Services) ..........................................    51,000        241,396

China Telecom Corporation Ltd. (Integrated
Telecommunication Services) ........................    38,000         13,968

CNOOC Ltd. (Oil & Gas Exploration & Production) ....   874,000        591,786

Guangdong Investments Ltd. (Industrial
Conglomerates) .....................................   592,000        221,418

Li & Fung Ltd. (Trading Companies &
Distributors) ......................................    80,000        154,250

Solomon Systech International Ltd.
(Semiconductors) ...................................   752,000        312,782

Sun Hung Kai Properties Ltd. (Real Estate
Management & Development) ..........................    24,000        233,696

                                                       SHARES       VALUE
                                                      --------   ------------
HONG KONG--CONTINUED
Television Broadcasts Ltd. (Broadcasting & Cable
TV) ................................................    39,000   $    207,231
VTech Holdings Ltd. (Communications Equipment)......    60,000        205,065
                                                                 ------------
                                                                    2,509,902
                                                                 ------------

ITALY--2.1%
Banca Intesa S.p.A. (Diversified Banks).............    69,337        367,342
Capitalia S.p.A. (Diversified Banks)................    21,200        122,732
ENI S.p.A. (Integrated Oil & Gas)...................    32,314        896,347
Fondiaria - Sai S.p.A. (Multi-line Insurance).......     5,500        181,148
Mediaset S.p.A. (Broadcasting & Cable TV)...........    14,900        157,878
UniCredito Italiano S.p.A. (Diversified Banks)......    91,400        629,770
                                                                 ------------
                                                                    2,355,217
                                                                 ------------
JAPAN--14.4%
AEON Co. Ltd. (Food Retail) ........................    35,500        903,040
Aisin Seiko Co. Ltd. (Auto Parts & Equipment) ......       500         18,358
Ajinomoto Co., Inc. (Packaged Foods & Meats) .......    34,000        347,971
Chugai Pharmaceutical Co. Ltd. (Pharmaceuticals) ...     1,500         32,179
Japan Tobacco, Inc. (Tobacco) ......................        20        291,686
Kaneka Corp. (Fertilizers & Agricultural Chemicals)     28,000        338,322
Kanto Auto Works Ltd. (Auto Parts & Equipment) .....     1,700         24,779
Kao Corp. (Personal Products) ......................    13,000        348,327

KDDI Corp. (Wireless Telecommunication
Services) ..........................................       119        686,141

Keyence Corp. (Electronic Equipment
Manufacturers) .....................................       900        256,031

Makita Corp. (Household Appliances) ................    20,400        501,632

Millea Holdings, Inc. (Property & Casualty
Insurance) .........................................        30        516,386

Mitsui O.S.K. Lines Ltd. (Marine) ..................   151,000      1,317,497

Mitsui Sumitomo Insurance Co. Ltd. (Property &
Casualty Insurance) ................................    26,000        318,124

Mizuho Financial Group, Inc. (Multi-Sector
Holdings) ..........................................       127      1,007,945

Momiji Holdings, Inc. (Regional Banks)(b) ..........        17         60,974

Murata Manufacturing Co. Ltd. (Electronic
Equipment Manufacturers) ...........................     5,300        339,747

Nikko Cordial Corp. (Investment Banking &
Brokerage) .........................................    28,000        443,499

Nippon Oil Corp. (Oil & Gas Refining, Marketing &
Transportation) ....................................    59,000        457,752

Nippon Steel Corp. (Steel) .........................    33,000        117,522
Nippon Yusen Kabushiki Kaisha (Marine) .............   105,000        719,379

Nissan Diesel Motor Co. Ltd. (Construction, Farm
Machinery & Heavy Trucks) ..........................     6,000         41,311



                        See Notes to Financial Statements                     33

PHOENIX WORLDWIDE STRATEGIES FUND


                                                       SHARES       VALUE
                                                      --------   ------------
JAPAN--CONTINUED
Nissin Kogyo Co. Ltd (Auto Parts & Equipment) ......     6,400   $    350,023

Nomura Holdings, Inc. (Investment Banking &
Brokerage) .........................................    33,600        643,880

NTT DoCoMo, Inc. (Wireless Telecommunication
Services) ..........................................       214        326,621

OMRON Corp. (Electronic Equipment
Manufacturers) .....................................    18,800        433,595

ORIX Corp. (Consumer Finance) ......................     3,600        917,285
Secom Co. Ltd. (Specialized Consumer Services) .....     8,500        444,694
Seino Holdings Co. Ltd. (Trucking) .................    26,000        283,292
Sharp Corp. (Household Appliances) .................    26,000        395,506
Shinsei Bank Ltd. (Diversified Banks) ..............    85,000        491,542

Sumitomo Trust & Banking Co. Ltd. (The)
(Diversified Banks) ................................    73,000        745,877

Suzuki Motor Corp (Automobile Manufacturers) .......     4,900         90,783
Teijin Ltd. (Textiles) .............................    41,000        260,389

Yamaha Motor Co. Ltd. (Automobile
Manufacturers) .....................................    51,000      1,331,920
                                                                 ------------
                                                                   15,804,009
                                                                 ------------

LUXEMBOURG--0.3%
Arcelor (Steel) ....................................    14,603        362,192

MALAYSIA--0.1%
DiGi.Com Berhad (Integrated Telecommunication
Services)(b) .......................................    22,200         45,815

Shell Refining Co. (Oil & Gas Refining, Marketing
& Transportation) ..................................     4,700         12,125
                                                                 ------------
                                                                       57,940
                                                                 ------------

NETHERLANDS--2.9%
ABN AMRO Holding N.V. (Diversified Banks) ..........     4,615        120,693
ASML Holding N.V. (Semiconductor Equipment)(b) .....    20,000        400,156

ING Groep N.V. (Other Diversified Financial
Services) ..........................................    59,945      2,079,378

Unilever N.V. (Packaged Foods & Meats) .............     2,400        164,372
Wolters Kluwer N.V. (Publishing & Printing) ........    20,300        410,485
                                                                 ------------
                                                                    3,175,084
                                                                 ------------

NEW ZEALAND--0.0%
Fletcher Building Ltd. (Construction Materials) ....     7,722         39,811

NORWAY--0.4%
Statoil ASA (Integrated Oil & Gas) .................    18,800        431,748

RUSSIA--0.5%
LUKOIL Sponsored ADR (Integrated Oil & Gas) ........     6,400        380,800

Mobile TeleSystems OJSC Sponsored ADR
(Wireless Telecommunication Services) ..............     6,400        224,000
                                                                 ------------
                                                                      604,800
                                                                 ------------

                                                       SHARES       VALUE
                                                      --------   ------------
SINGAPORE--1.1%
Flextronics International Ltd. (Electronic
Manufacturing Services)(b) .........................    50,500   $    527,220

SembCorp Industries Ltd. (Construction, Farm
Machinery & Heavy Trucks) ..........................   194,000        319,706

Starhub Ltd. (Integrated Telecommunication
Services) ..........................................    98,000        120,831

United Overseas Bank Ltd. (Regional Banks) .........    22,000        193,186
                                                                 ------------
                                                                    1,160,943
                                                                 ------------

SOUTH KOREA--0.3%
Samsung Electronics Co. Ltd. GDR
(Semiconductors) ...................................       910        296,627

SPAIN--2.6%
Actividades de Construccion y Servicios SA
(Construction & Engineering) .......................     5,699        183,586

Banco Bilbao Vizcaya Argentaria SA (Diversified
Banks) .............................................    20,400        364,204

Banco Santander Central Hispano SA (Diversified
Banks) .............................................    96,919      1,279,371

Repsol YPF SA (Integrated Oil & Gas) ...............    34,300      1,001,789
                                                                 ------------
                                                                    2,828,950
                                                                 ------------

SWEDEN--1.1%
Assa Abloy AB Class B (Industrial Machinery) .......     2,830         44,528
Nordea Bank AB (Regional Banks) ....................    91,000        944,993

Securitas AB Class B (Hotels, Resorts & Cruise
Lines) .............................................    14,100        234,275
                                                                 ------------
                                                                    1,223,796
                                                                 ------------

SWITZERLAND--3.8%
Actelion Ltd. (Biotechnology)(b) ...................       947         78,337

Nestle S.A. Registered Shares (Packaged Foods &
Meats) .............................................     1,189        355,601

Novartis AG Registered Shares (Pharmaceuticals) ....    15,200        798,721

Phonak Holding AG Registered Shares (Health
Care Equipment) ....................................     1,930         83,131

Roche Holding AG (Pharmaceuticals) .................     4,700        705,688
Syngenta AG (Fertilizers & Agricultural
Chemicals)(b) ......................................       680         84,609

UBS AG Registered Shares (Diversified Capital
Markets) ...........................................     4,700        447,448

Zurich Financial Services AG Registered Shares
(Multi-line Insurance)(b) ..........................     7,427      1,582,558
                                                                 ------------
                                                                    4,136,093
                                                                 ------------


34                      See Notes to Financial Statements

PHOENIX WORLDWIDE STRTEGIES FUND


                                                       SHARES       VALUE
                                                      --------   ------------
TAIWAN--1.0%
Chunghwa Telecom Co., Ltd. (Integrated
Telecommunication Services) ........................    71,000   $    122,852
Taiwan Semiconductor Manufacturing Co. Ltd.
Sponsored ADR (Semiconductors) .....................    93,600        927,576
                                                                 ------------
                                                                    1,050,428
                                                                 ------------

THAILAND--0.2%
Advanced Info Service Public Co. Ltd. NVDR
(Wireless Telecommunication Services) ..............    86,000        226,399

UNITED KINGDOM--11.7%
Antofagasta plc (Diversified Metals & Mining) ......    21,637        695,758
Ashtead Group plc (Consumer Finance)(b) ............    25,029         78,373
AstraZeneca plc (Pharmaceuticals) ..................    33,891      1,649,565
Aviva plc (Multi-line Insurance) ...................    35,500        430,595
BAE Systems plc (Aerospace & Defense) ..............    41,000        269,287
Barclays plc (Diversified Banks) ...................    31,600        332,185
BHP Billiton plc (Diversified Metals & Mining) .....     4,885         79,802
British American Tobacco plc (Tobacco) .............    60,000      1,341,982
Diageo plc (Distillers & Vintners) .................     7,919        114,787
Emap plc (Publishing & Printing) ...................   103,556      1,537,581
GlaxoSmithKline plc (Pharmaceuticals) ..............    42,200      1,066,562
HBOS plc (Diversified Banks) .......................    10,000        170,845
HSBC Holdings plc (Diversified Banks) ..............    45,248        726,328
Legal & General Group plc (Multi-line Insurance) ...   193,300        405,736

Michael Page International plc (Human Resources &
Employment Services) ...............................    23,656        109,890

NETeller plc (Other Diversified
  Financial Services)(b) ...........................    15,300        193,872
Rolls-Royce Group plc (Aerospace & Defense)(b) .....    60,000        441,305
Scottish & Newcastle plc (Brewers) .................    38,100        318,904
Scottish Power plc (Electric Utilities) ............    62,788        587,122
Standard Chartered plc (Diversified Banks) .........    66,900      1,490,554

Vodafone Group plc (Wireless Telecommunication
Services) ..........................................   369,000        796,750
                                                                 ------------
                                                                   12,837,783
                                                                 ------------

                                                       SHARES       VALUE
                                                      --------   ------------
UNITED STATES--1.3%
AEGON N.V. (Life & Health Insurance) ...............    25,108   $    408,722
Amdocs Ltd. (Application Software)(b) ..............    15,900        437,250

Royal Dutch Shell plc Class A (Integrated Oil
& Gas) .............................................    19,000        578,927
                                                                 ------------
                                                                    1,424,899
                                                                 ------------

VENEZUELA--0.1%
Compania Anonima Nacional Telefonos de Venezuela
ADR (Integrated Telecommunication Services) ........     5,200         74,360
-----------------------------------------------------------------------------
TOTAL FOREIGN COMMON STOCKS
(IDENTIFIED COST $59,365,435)                                      68,650,795
-----------------------------------------------------------------------------

EXCHANGE TRADED FUNDS--0.9%
SPDR Trust Series I (Exchange Traded Funds) ........     7,700        958,727
-----------------------------------------------------------------------------
TOTAL EXCHANGE TRADED FUNDS
(IDENTIFIED COST $853,709)                                            958,727
-----------------------------------------------------------------------------
TOTAL LONG TERM INVESTMENTS--97.0%
(IDENTIFIED COST $92,961,671)                                    $106,328,127
-----------------------------------------------------------------------------

                                                        PAR
                                                       VALUE
                                                       (000)
                                                      --------
SHORT-TERM INVESTMENTS--2.6%

COMMERCIAL PAPER(d)--2.6%
UBS Finance Delaware LLC 4.19%, 1/3/06 .............  $  1,385      1,384,677
Honeywell International, Inc. 4.27%, 1/4/06 ........     1,540      1,539,452
-----------------------------------------------------------------------------
TOTAL SHORT-TERM INVESTMENTS
(IDENTIFIED COST $2,924,129)                                        2,924,129
-----------------------------------------------------------------------------

TOTAL INVESTMENTS--99.6%
(IDENTIFIED COST $95,885,800)                                     109,252,256(a)

Other assets and liabilities, net--0.4%                               409,553
                                                                 ------------
NET ASSETS--100.0%                                               $109,661,809
                                                                 ============


(a) Federal Income Tax Information: Net unrealized appreciation of investment securities is comprised of gross appreciation of $14,282,178 and gross depreciation of $1,539,182 for federal income tax purposes. At December 31, 2005, the aggregate cost of securities for federal income tax purposes was $95,509,260.

(b) Non-income producing.

(c) Foreign common stocks are determined based on the country in which the security is issued. The country of risk is determined based on criteria described in Note 2G "Foreign security country determination" in the Notes to Financial Statements.

(d) The rate shown is the discount rate.


                        See Notes to Financial Statements                     35

PHOENIX WORLDWIDE STRATEGIES FUND


                            INDUSTRY DIVERSIFICATION
                        AS A PERCENTAGE OF TOTAL VALUE OF
                           TOTAL LONG-TERM INVESTMENTS
                                   (UNAUDITED)

Advertising................................................       1.3%
Aerospace & Defense........................................       1.7
Air Freight & Logistics....................................       0.6
Airlines...................................................       0.4
Application Software.......................................       0.6
Asset Management & Custody Banks...........................       0.4
Auto Parts & Equipment.....................................       0.5
Automobile Manufacturers...................................       1.5
Biotechnology..............................................       0.1
Brewers....................................................       0.3
Broadcasting & Cable TV....................................       0.3
Communications Equipment...................................       3.1
Computer Hardware..........................................       1.2
Construction & Engineering.................................       0.6
Construction Materials.....................................       1.3
Construction, Farm Machinery & Heavy Trucks................       0.3
Consumer Finance...........................................       0.9
Data Processing & Outsourced Services......................       0.5
Department Stores..........................................       0.5
Distillers & Vintners......................................       0.1
Diversified Banks..........................................      11.8
Diversified Capital Markets................................       0.4
Diversified Chemicals......................................       0.7
Diversified Metals & Mining................................       1.1
Drug Retail................................................       0.3
Electric Utilities.........................................       1.3
Electrical Components & Equipment..........................       0.3
Electronic Equipment Manufacturers.........................       1.0
Electronic Manufacturing Services..........................       0.5
Environmental & Facilities Services........................       0.6
Exchange Traded Funds......................................       0.9
Fertilizers & Agricultural Chemicals.......................       0.4
Food Retail................................................       1.1
Footwear...................................................       0.4
Gold.......................................................       0.4
Health Care Distributors...................................       0.3
Health Care Equipment......................................       2.2
Health Care Services.......................................       0.6
Hotels, Resorts & Cruise Lines.............................       0.2
Household Appliances.......................................       0.8
Household Products.........................................       2.0%
Human Resources & Employment Services......................       0.7
IT Consulting & Other Services.............................       0.3
Industrial Conglomerates...................................       2.3
Industrial Machinery.......................................       0.4
Integrated Oil & Gas.......................................       6.3
Integrated Telecommunication Services......................       1.2
Investment Banking & Brokerage.............................       2.0
Life & Health Insurance....................................       0.4
Managed Health Care........................................       2.3
Marine.....................................................       2.2
Movies & Entertainment.....................................       1.4
Multi-Sector Holdings......................................       1.2
Multi-Utilities............................................       0.7
Multi-line Insurance.......................................       4.1
Oil & Gas Drilling.........................................       0.6
Oil & Gas Exploration & Production.........................       2.1
Oil & Gas Refining, Marketing & Transportation.............       0.6
Other Diversified Financial Services.......................       3.7
Packaged Foods & Meats.....................................       1.4
Personal Products..........................................       0.3
Pharmaceuticals............................................       6.0
Property & Casualty Insurance..............................       0.8
Publishing & Printing......................................       1.8
Railroads..................................................       0.8
Real Estate Management & Development.......................       0.9
Regional Banks.............................................       1.5
Restaurants................................................       0.5
Semiconductor Equipment....................................       0.4
Semiconductors.............................................       1.7
Soft Drinks................................................       0.8
Specialized Consumer Services..............................       0.4
Steel......................................................       0.7
Systems Software...........................................       0.9
Textiles...................................................       0.2
Tobacco....................................................       1.5
Trading Companies & Distributors...........................       0.1
Trucking...................................................       0.3
Wireless Telecommunication Services........................       3.0
                                                                -----
                                                                100.0%
                                                                =====


36                      See Notes to Financial Statements

PHOENIX WORLDWIDE STRATEGIES FUND


                      STATEMENT OF ASSETS AND LIABILITIES
                               DECEMBER 31, 2005
                                  (UNAUDITED)

ASSETS
Investment securities at value
   (Identified cost $95,885,800)                           $ 109,252,256
Foreign currency at value
   (Identified cost $229,708)                                    229,352
Cash                                                              75,600
Receivables
   Investment securities sold                                  1,234,397
   Dividends                                                     126,490
   Tax reclaims                                                   45,207
   Fund shares sold                                               23,357
Prepaid expenses                                                  28,993
                                                           -------------
      Total assets                                           111,015,652
                                                           -------------
LIABILITIES
Payables
   Investment securities purchased                             1,101,856
   Fund shares repurchased                                        37,893
   Investment advisory fee                                        69,934
   Transfer agent fee                                             64,445
   Distribution and service fees                                  28,724
   Financial agent fee                                             9,335
   Trustees' fee                                                   1,785
   Other accrued expenses                                         39,871
                                                           -------------
      Total liabilities                                        1,353,843
                                                           -------------
NET ASSETS                                                 $ 109,661,809
                                                           =============
NET ASSETS CONSIST OF:
Capital paid in on shares of beneficial interest           $ 110,444,580
Distributions in excess of net investment income                (533,404)
Accumulated net realized loss                                (13,610,192)
Net unrealized appreciation                                   13,360,825
                                                           -------------
NET ASSETS                                                 $ 109,661,809
                                                           =============

CLASS A
Shares of beneficial interest outstanding, no par value,
   unlimited authorization (Net Assets $101,140,404)          11,020,354
Net asset value per share                                          $9.18
Offering price per share $9.18/(1-5.75%)                           $9.74

CLASS B
Shares of beneficial interest outstanding, no par value,
   unlimited authorization (Net Assets $5,418,099)               645,982
Net asset value and offering price per share                       $8.39

CLASS C
Shares of beneficial interest outstanding, no par value,
   unlimited authorization (Net Assets $3,103,306)               371,113
Net asset value and offering price per share                       $8.36

                            STATEMENT OF OPERATIONS
                       SIX MONTHS ENDED DECEMBER 31, 2005
                                  (UNAUDITED)

INVESTMENT INCOME
Dividends                                                  $     927,045
Interest                                                          40,487
Foreign taxes withheld                                           (39,883)
                                                           -------------
      Total investment income                                    927,649
                                                           -------------
EXPENSES
Investment advisory fee                                          465,474
Service fees, Class A                                            126,496
Distribution and service fees, Class B                            26,232
Distribution and service fees, Class C                            15,403
Financial agent fee                                               57,524
Transfer agent                                                   136,232
Custodian                                                         34,960
Professional                                                      32,047
Registration                                                      23,998
Trustees                                                          16,637
Printing                                                          13,113
Miscellaneous                                                     16,430
                                                           -------------
      Total expenses                                             964,546
Less advisory fees waived                                        (54,762)
Custodian fees paid indirectly                                        (4)
                                                           -------------
      Net expenses                                               909,780
                                                           -------------
NET INVESTMENT INCOME (LOSS)                                      17,869
                                                           -------------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
Net realized gain (loss) on investments                       12,519,299
Net realized gain (loss) on foreign currency transactions          4,949
Net change in unrealized appreciation (depreciation)
   on investments                                             (1,617,698)
Net change in unrealized appreciation (depreciation)
   on foreign currency transactions and translation                 (469)
                                                           -------------
NET GAIN (LOSS) ON INVESTMENTS                                10,906,081
                                                           -------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING
   FROM OPERATIONS                                         $  10,923,950
                                                           =============


                        See Notes to Financial Statements                     37

PHOENIX WORLDWIDE STRATEGIES FUND


                       STATEMENT OF CHANGES IN NET ASSETS

                                                                                      Six Months
                                                                                         Ended
                                                                                   December 31, 2005      Year Ended
                                                                                      (Unaudited)       June 30, 2005
                                                                                   -----------------   ----------------
FROM OPERATIONS
   Net investment income (loss)                                                    $          17,869   $      1,036,568
   Net realized gain (loss)                                                               12,524,248          7,786,341
   Net change in unrealized appreciation (depreciation)                                   (1,618,167)         1,868,312
                                                                                   -----------------   ----------------
   INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS                            10,923,950         10,691,221
                                                                                   -----------------   ----------------
FROM DISTRIBUTIONS TO SHAREHOLDERS
   Net investment income, Class A                                                         (1,060,418)        (1,259,036)
   Net investment income, Class B                                                            (24,423)           (32,323)
   Net investment income, Class C                                                            (14,105)           (18,474)
                                                                                   -----------------   ----------------
   DECREASE IN NET ASSETS FROM DISTRIBUTIONS TO SHAREHOLDERS                              (1,098,946)        (1,309,833)
                                                                                   -----------------   ----------------
FROM SHARE TRANSACTIONS
CLASS A
   Proceeds from sales of shares (104,501 and 451,797 shares, respectively)                  920,675          3,693,803
   Net asset value of shares issued from reinvestment of distributions
     (102,741 and 133,507 shares, respectively)                                              946,246          1,122,793
   Cost of shares repurchased (1,169,782 and 2,538,575 shares, respectively)             (10,262,273)       (20,564,708)
                                                                                   -----------------   ----------------
Total                                                                                     (8,395,352)       (15,748,112)
                                                                                   -----------------   ----------------
CLASS B
   Proceeds from sales of shares (40,455 and 114,451 shares, respectively)                   327,776            863,208
   Net asset value of shares issued from reinvestment of distributions
     (2,688 and 3,950 shares, respectively)                                                   22,634             30,419
   Cost of shares repurchased (63,666 and 301,329 shares, respectively)                     (508,151)        (2,225,452)
                                                                                   -----------------   ----------------
Total                                                                                       (157,741)        (1,331,825)
                                                                                   -----------------   ----------------
CLASS C
   Proceeds from sales of shares (35,139 and 40,869 shares, respectively)                    278,396            304,320
   Net asset value of shares issued from reinvestment of distributions
     (1,391 and 1,921 shares, respectively)                                                   11,674             14,756
   Cost of shares repurchased (42,716 and 135,956 shares, respectively)                     (340,609)          (992,548)
                                                                                   -----------------   ----------------
Total                                                                                        (50,539)          (673,472)
                                                                                   -----------------   ----------------
   INCREASE (DECREASE) IN NET ASSETS FROM SHARE TRANSACTIONS                              (8,603,632)       (17,753,409)
                                                                                   -----------------   ----------------
   NET INCREASE (DECREASE) IN NET ASSETS                                                   1,221,372         (8,372,021)

NET ASSETS
   Beginning of period                                                                   108,440,437        116,812,458
                                                                                   -----------------   ----------------
   END OF PERIOD [INCLUDING DISTRIBUTIONS IN EXCESS OF NET INVESTMENT INCOME AND
     UNDISTRIBUTED NET INVESTMENT INCOME OF ($533,404) AND $547,673 RESPECTIVELY]  $     109,661,809   $    108,440,437
                                                                                   =================   ================


38                      See Notes to Financial Statements

PHOENIX WORLDWIDE STRATEGIES FUND


                                                 FINANCIAL HIGHLIGHTS
                       (SELECTED DATA FOR A SHARE OUTSTANDING THROUGHOUT THE INDICATED PERIOD)

                                                                            CLASS A
                                         -----------------------------------------------------------------------------
                                            SIX MONTHS
                                               ENDED                           YEAR ENDED JUNE 30,
                                         DECEMBER 31, 2005 -----------------------------------------------------------
                                            (UNAUDITED)      2005        2004        2003         2002         2001

Net asset value, beginning of period         $    8.38     $    7.72   $    6.37   $    7.03    $    7.87    $   10.46
INCOME FROM INVESTMENT OPERATIONS
   Net investment income (loss)(1)                  --(3)       0.08        0.03        0.05         0.03         0.01
   Net realized and unrealized gain (loss)        0.90          0.68        1.41       (0.71)       (0.84)       (1.44)
                                             ---------     ---------   ---------   ---------    ---------    ---------
      TOTAL FROM INVESTMENT OPERATIONS            0.90          0.76        1.44       (0.66)       (0.81)       (1.43)
                                             ---------     ---------   ---------   ---------    ---------    ---------
LESS DISTRIBUTIONS
   Dividends from net investment income          (0.10)        (0.10)      (0.09)         --           --        (0.02)
   Distributions from net realized gains            --            --          --          --        (0.03)       (1.14)
                                             ---------     ---------   ---------   ---------    ---------    ---------
      TOTAL DISTRIBUTIONS                        (0.10)        (0.10)      (0.09)         --        (0.03)       (1.16)
                                             ---------     ---------   ---------   ---------    ---------    ---------
Change in net asset value                         0.80          0.66        1.35       (0.66)       (0.84)       (2.59)
                                             ---------     ---------   ---------   ---------    ---------    ---------
NET ASSET VALUE, END OF PERIOD               $    9.18     $    8.38   $    7.72   $    6.37    $    7.03    $    7.87
                                             =========     =========   =========   =========    =========    =========
Total return(2)                                  10.70%(5)      9.80%      22.65%      (9.39)%     (10.35)%     (14.81)%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (thousands)        $ 101,140     $ 100,469   $ 107,520   $  98,135    $ 125,216    $ 158,775
RATIO TO AVERAGE NET ASSETS OF:
   Net operating expenses                         1.60%(4)      1.57%       1.62%       1.73%        1.56%        1.54%
   Gross operating expenses                       1.70%(4)      1.57%       1.62%       1.73%        1.56%        1.54%
   Net investment income (loss)                   0.09%(4)      0.97%       0.46%       0.81%        0.39%        0.10%
Portfolio turnover                                  79%(5)        49%        122%        160%          99%         168%

                                                                            CLASS B
                                         -----------------------------------------------------------------------------
                                            SIX MONTHS
                                               ENDED                           YEAR ENDED JUNE 30,
                                         DECEMBER 31, 2005 -----------------------------------------------------------
                                            (UNAUDITED)      2005        2004        2003         2002         2001

Net asset value, beginning of period         $    7.65     $    7.05   $    5.81   $    6.46    $    7.29    $    9.84
INCOME FROM INVESTMENT OPERATIONS
   Net investment income (loss)(1)               (0.03)         0.02       (0.02)         --(3)     (0.03)       (0.06)
   Net realized and unrealized gain (loss)        0.81          0.63        1.28       (0.65)       (0.77)       (1.35)
                                             ---------     ---------   ---------   ---------    ---------    ---------
      TOTAL FROM INVESTMENT OPERATIONS            0.78          0.65        1.26       (0.65)       (0.80)       (1.41)
                                             ---------     ---------   ---------   ---------    ---------    ---------
LESS DISTRIBUTIONS
   Dividends from net investment income          (0.04)        (0.05)      (0.02)         --           --           --
   Distributions from net realized gains            --            --          --          --        (0.03)       (1.14)
                                             ---------     ---------   ---------   ---------    ---------    ---------
      TOTAL DISTRIBUTIONS                        (0.04)        (0.05)      (0.02)         --        (0.03)       (1.14)
                                             ---------     ---------   ---------   ---------    ---------    ---------
Change in net asset value                         0.74          0.60        1.24       (0.65)       (0.83)       (2.55)
                                             ---------     ---------   ---------   ---------    ---------    ---------
NET ASSET VALUE, END OF PERIOD               $    8.39     $    7.65   $    7.05   $    5.81    $    6.46    $    7.29
                                             =========     =========   =========   =========    =========    =========
Total return(2)                                  10.17%(5)      9.14%      21.78%     (10.20)%     (10.90)%     (15.58)%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (thousands)        $   5,418     $   5,096   $    5,987  $   6,730    $   9,119    $  13,066
RATIO TO AVERAGE NET ASSETS OF:
   Net operating expenses                         2.36%(4)      2.32%       2.37%       2.48%        2.31%        2.29%
   Gross operating expenses                       2.46%(4)      2.32%       2.37%       2.48%        2.31%        2.29%
   Net investment income (loss)                  (0.67)%(4)     0.23%      (0.34)%      0.04%       (0.38)%      (0.66)%
Portfolio turnover                                  79%(5)        49%        122%        160%          99%         168%

(1) Computed using average shares outstanding.

(2) Sales charges are not reflected in the total return calculation.

(3) Amount is less than $0.01.

(4) Annualized.

(5) Not annualized.


                        See Notes to Financial Statements                     39

PHOENIX WORLDWIDE STRATEGIES FUND

                                                 FINANCIAL HIGHLIGHTS
                       (SELECTED DATA FOR A SHARE OUTSTANDING THROUGHOUT THE INDICATED PERIOD)

                                                                            CLASS C
                                         -----------------------------------------------------------------------------
                                            SIX MONTHS
                                               ENDED                           YEAR ENDED JUNE 30,
                                         DECEMBER 31, 2005 -----------------------------------------------------------
                                            (UNAUDITED)      2005        2004        2003         2002         2001
Net asset value, beginning of period         $    7.62     $    7.03   $    5.80   $    6.45    $    7.28    $    9.82
INCOME FROM INVESTMENT OPERATIONS
   Net investment income (loss)(1)               (0.03)         0.02       (0.01)      (0.01)       (0.03)       (0.06)
   Net realized and unrealized gain (loss)        0.81          0.62        1.27       (0.64)       (0.77)       (1.34)
                                             ---------     ---------   ---------   ---------    ---------    ---------
      TOTAL FROM INVESTMENT OPERATIONS            0.78          0.64        1.26       (0.65)       (0.80)       (1.40)
                                             ---------     ---------   ---------   ---------    ---------    ---------
LESS DISTRIBUTIONS
   Dividends from net investment income          (0.04)        (0.05)      (0.03)         --           --           --
   Distributions from net realized gains            --            --          --          --        (0.03)       (1.14)
                                             ---------     ---------   ---------   ---------    ---------    ---------
      TOTAL DISTRIBUTIONS                        (0.04)        (0.05)      (0.03)         --        (0.03)       (1.14)
                                             ---------     ---------   ---------   ---------    ---------    ---------
Change in net asset value                         0.74          0.59        1.23       (0.65)       (0.83)       (2.54)
                                             ---------     ---------   ---------   ---------    ---------    ---------
NET ASSET VALUE, END OF PERIOD               $    8.36     $    7.62   $    7.03   $    5.80    $    6.45    $    7.28
                                             =========     =========   =========   =========    =========    =========
Total return(2)                                  10.21%(4)      9.03%      21.66%     (10.08)%     (11.06)%     (15.50)%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (thousands)        $   3,103     $   2,876   $   3,306   $   2,407    $   3,811    $   5,650
RATIO TO AVERAGE NET ASSETS OF:
   Net operating expenses                         2.36%(3)      2.32%       2.37%       2.48%        2.31%        2.29%
   Gross operating expenses                       2.46%(3)      2.32%       2.37%       2.48%        2.31%        2.29%
   Net investment income (loss)                  (0.67)%(3)     0.22%      (0.18)%     (0.10)%      (0.39)%      (0.65)%
Portfolio turnover                                  79%(4)        49%        122%        160%          99%         168%

(1) Computed using average shares outstanding.

(2) Sales charges are not reflected in the total return calculation.

(3) Annualized.

(4) Not annualized.


40                      See Notes to Financial Statements

PHOENIX EQUITY TRUST
NOTES TO FINANCIAL STATEMENTS
DECEMBER 31, 2005 (UNAUDITED)

1. ORGANIZATION

      Phoenix Equity Trust (the "Trust") is organized as a Delaware statutory trust and is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company.

      Currently five funds are offered for sale (each a "Fund"). The Phoenix Mid-Cap Value Fund ("Mid-Cap Value Fund") is diversified and has an investment objective of long-term growth of capital. The Phoenix Pathfinder Fund ("Pathfinder Fund"), the Phoenix Relative Value Fund ("Relative Value Fund"), and the Phoenix Total Value Fund ("Total Value Fund") are each diversified and each has an investment objective of long-term capital appreciation. The Phoenix Worldwide Strategies Fund ("Worldwide Strategies Fund") is diversified and has an investment objective of capital appreciation.

      The Funds offer the following classes of shares for sale:

                                 Class A   Class B   Class C
                                 -------   -------   -------
Mid-Cap Value Fund............      X         --        X
Pathfinder Fund...............      X         --        X
Relative Value Fund...........      X         --        X
Total Value Fund..............      X         --        X
Worldwide Strategies Fund.....      X          X        X

      Class A shares are sold with a front-end sales charge of up to 5.75%. Generally, Class A shares are not subject to any charges by the funds when redeemed; however, effective January 11, 2006, a 1% contingent deferred sales charge may be imposed on certain redemptions within one year on purchases on which a finder's fee has been paid. Class B shares are sold with a contingent deferred sales charge which declines from 5% to zero depending on the period of time the shares are held. Class C shares are sold with a 1% contingent deferred sales charge if redeemed within one year of purchase.

      Each class of shares has identical voting, dividend, liquidation and other rights and the same terms and conditions, except that each class bears different distribution and/or service expenses and has exclusive voting rights with respect to its distribution plan. Income and expenses and realized and unrealized gains and losses of each Fund are borne pro rata by the holders of each class of shares.

2. SIGNIFICANT ACCOUNTING POLICIES

      The following is a summary of significant accounting policies consistently followed by the Trust in the preparation of its financial statements. The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amount of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

A. SECURITY VALUATION:

      Equity securities are valued at the official closing price (typically last sale) on the exchange on which the securities are primarily traded, or if no closing price is available, at the last bid price.

      Debt securities are valued on the basis of broker quotations or valuations provided by a pricing service, which utilizes information with respect to recent sales, market transactions in comparable securities, quotations from dealers, and various relationships between securities in determining value.

      As required, some securities and assets may be valued at fair value as determined in good faith by or under the direction of the Trustees.

      Certain foreign common stocks may be fair valued in cases where closing prices are not readily available or are deemed not reflective of readily available market prices. For example, significant events (such as movement in the U.S. securities market, or other regional and local developments) may occur between the time that foreign markets close (where the security is principally traded) and the time that the Fund calculates its net asset value (generally, the close of the NYSE) that may impact the value of securities traded in these foreign markets. In these cases, information from an external vendor may be utilized to adjust closing market prices of certain foreign common stocks to reflect their fair value. Because the frequency of significant events is not predictable, fair valuation of certain foreign common stocks may occur on a frequent basis.

      Short-term investments having a remaining maturity of 60 days or less are valued at amortized cost, which approximates market.

B. SECURITY TRANSACTIONS AND RELATED INCOME:

      Security transactions are recorded on the trade date. Dividend income is recorded on the ex-dividend date, or in the case of certain foreign securities, as soon as the Fund is notified. Interest income is recorded on the accrual basis. Each Fund amortizes premiums and accretes discounts using the effective interest method. Realized gains and losses are determined on the identified cost basis.

C. INCOME TAXES:

      Each Fund is treated as a separate taxable entity. It is the policy of each Fund in the Trust to comply with the requirements of the Internal Revenue Code and to distribute substantially all of its taxable income to its shareholders. Therefore, no provision for federal income taxes or excise taxes has been made.

      The Trust may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable. Each Fund will accrue such taxes and recoveries as applicable based upon current interpretations of the tax rules and regulations that exist in the markets in which they invest.


                        See Notes to Financial Statements                     41

PHOENIX EQUITY TRUST
NOTES TO FINANCIAL STATEMENTS
DECEMBER 31, 2005 (UNAUDITED)(CONTINUED)

D. DISTRIBUTIONS TO SHAREHOLDERS:

      Distributions are recorded by each Fund on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations which may differ from accounting principles generally accepted in the United States of America. These differences may include the treatment of non-taxable dividends, market premium and discount, non-deductible expenses, expiring capital loss carryovers, foreign currency gain or loss, gain or loss on futures contracts, partnerships, operating losses and losses deferred due to wash sales. Permanent book and tax basis differences relating to shareholder distributions will result in reclassifications to capital paid in on shares of beneficial interest.

E. EXPENSES:

      Expenses incurred by the Trust with respect to more than one Fund are allocated in proportion to the net assets of each Fund, except where allocation of direct expense to each Fund or an alternative allocation method can be more appropriately made.

F. FOREIGN CURRENCY TRANSLATION:

      Foreign securities and other assets and liabilities are valued using the foreign currency exchange rate effective at the end of the reporting period. Cost of investments is translated at the currency exchange rate effective at the trade date. The gain or loss resulting from a change in currency exchange rates between the trade and settlement date of a portfolio transaction is treated as a gain or loss on foreign currency. Likewise, the gain or loss resulting from a change in currency exchange rates between the date income is accrued and paid is treated as a gain or loss on foreign currency. The Trust does not isolate that portion of the results of operations arising from either changes in exchange rates or changes in the market prices of securities.

G. FOREIGN SECURITY COUNTRY DETERMINATION:

      A combination of the following criteria is used to assign the countries of risk listed in the schedules of investments: country of incorporation, actual building address, primary exchange on which the security is traded and country in which the greatest percentage of company revenue is generated.

H. REIT INVESTMENTS:

      Dividend income is recorded using management's estimate of the income included in distributions received from the REIT investments. Distributions received in excess of this estimated amount are recorded as a reduction of the cost of investments or reclassified to capital gains. The actual amounts of income, return of capital, and capital gains are only determined by each REIT after its fiscal year-end, and may differ from the estimated amounts.

3. INVESTMENT ADVISORY FEES AND RELATED PARTY TRANSACTIONS

      As compensation for its services to the Trust, the Adviser, Phoenix Investment Counsel, Inc. ("PIC") (the "Adviser"), an indirect, wholly-owned subsidiary of The Phoenix Companies, Inc. ("PNX"), is entitled to a fee at an annual rate of 0.75% of the average daily net assets for the Mid-Cap Value Fund; 0.80% of the average daily net assets for the Pathfinder Fund; 0.80% of the average daily net assets for the Relative Value Fund; and 0.80% of the average daily net assets for the Total Value Fund. For the Worldwide Strategies Fund the fee is based on the following annual rates as a percentage of the average daily net assets:

                   1st $1        $1-2          $2+
                  Billion       Billion      Billion
                 ---------     ---------    ---------
                   0.85%         0.80%        0.75%

      PIC has contractually agreed to waive management fees in the amount of 0.10% through September 30, 2006, for the Worldwide Strategies Fund.

      The Adviser has contractually agreed to limit each Fund's operating expenses (excluding interest, taxes, and extraordinary expenses), through October 31, 2006, so that such expenses do not exceed the following percentages of average annual net assets:

                                               Class A          Class C
                                              ---------        ---------
Mid-Cap Value Fund......................        1.25%            2.00%
Pathfinder Fund.........................        1.40%            2.15%
Relative Value Fund.....................        1.40%            2.15%
Total Value Fund........................        1.40%            2.15%

      The Adviser will not seek to recapture any operating expenses reimbursed under these agreements.

      Sasco Capital, Inc. ("Sasco") is the subadviser to the Mid-Cap Value Fund. For its services, PIC pays Sasco a fee which is calculated at the annual rate of 47.5% of the gross investment management fee.

      Acadian Asset Management, Inc. ("Acadian") is the subadviser to the Pathfinder Fund. For its services, PIC pays Acadian a subadvisory fee at a rate equal to 50% of the gross investment management fee.

      Golden Capital Management, LLC ("Golden") is the subadviser to the Relative Value Fund. For its services, PIC pays Golden a fee based on the assets managed by Golden as follows:

                                                1st $50            $50+
                                                Million           Million
                                               ---------         ---------
Subadvisory Fee.........................         0.45%             0.40%

      Acadian is one of three subadvisers to the Total Value Fund. For its services, PIC pays Acadian a subadvisory fee at a rate equal to 50% of the gross investment management fee.

PHOENIX EQUITY TRUST
NOTES TO FINANCIAL STATEMENTS
DECEMBER 31, 2005 (UNAUDITED)(CONTINUED)

      Golden is one of three subadvisers to the Total Value Fund. For its services, PIC pays Golden a fee based on the assets managed by Golden as follows:

                                                1st $50            $50+
                                                Million           Million
                                               ---------         ---------
Subadvisory Fee........................          0.45%             0.40%

      Harris Investment Management, Inc. ("Harris" "subadviser") is one of three subadvisers to the Total Value Fund. For its services, PIC pays Harris a subadvisory fee on the assets managed by Harris as follows:

                                                1st $25            $25+
                                                Million           Million
                                               ---------         ---------
Subadvisory Fee........................          0.50%             0.40%

      Effective July 1, 2005, Acadian and New Star Institutional Managers Limited ("New Star") became subadvisers to the international portion of the Worldwide Strategies Fund, replacing Aberdeen Asset Management, Inc. For its services, PIC pays Acadian a fee based on the aggregated international assets managed by Acadian across all Phoenix Funds subadvised by Acadian as follows:

                                       1st $200     $200-500       $500+
                                       Million       Million      Million
                                       --------     ---------    ---------
Subadvisory Fee...............          0.50%         0.40%        0.35%

      For its services, PIC pays New Star a fee based on the aggregated international assets managed by New Star across all Phoenix Funds subadvised by New Star as follows:

                                                1st $100           $100+
                                                Million           Million
                                               ---------         ---------
Subadvisory Fee........................          0.50%             0.40%

      Engemann Asset Management ("EAM") is the subadviser for the domestic portion of the Worldwide Strategies Fund. For its services, PIC pays EAM a fee equal to 50% of the gross investment management fee.

      As distributor of each Fund's shares, Phoenix Equity Planning Corporation ("PEPCO"), an indirect, wholly-owned subsidiary of PNX, has advised the Trust that it retained net selling commissions and deferred sales charges for the six-month period ("the period") ended December 31, 2005, as follows:

                                    Class A        Class B        Class C
                                  Net Selling     Deferred       Deferred
                                  Commissions   Sales Charges  Sales Charges
                                  -----------   -------------  -------------
Mid-Cap Value Fund............     $  82,200      $    --        $  15,538
Relative Value Fund...........           255           --              240
Total Value Fund..............            71           --               --
Worldwide Strategies Fund.....         1,713        2,862              136

      In addition, each Fund pays PEPCO distribution and/or service fees at an annual rate of 0.25% for Class A shares, 1.00% for Class B shares (Worldwide Strategies Fund only) and 1.00% for Class C shares of the average daily net assets of each respective class.

      Under certain circumstances, shares of certain Phoenix Funds may be exchanged for shares of the same class of certain other Phoenix Funds on the basis of the relative net asset values per share at the time of the exchange. On exchanges with share classes that carry a contingent deferred sales charge, the CDSC schedule of the original shares purchased continues to apply.

      As financial agent of the Trust, PEPCO receives a financial agent fee equal to the sum of (1) the documented cost to PEPCO to provide oversight of the performance of PFPC Inc. (subagent to PEPCO) plus (2) the documented cost of fund accounting, tax services and related services provided by PFPC Inc. For the period ended December 31, 2005, the Trust incurred financial agent fees totaling $187,194.

      PEPCO serves as the Trust's Transfer Agent with State Street Bank and Trust Company serving as sub-transfer agent. For the period ended December 31, 2005, transfer agent fees were $351,330 as reported in the Statement of Operations, of which PEPCO retained the following:

                                           Transfer Agent
                                            Fee Retained
                                          ----------------
Mid-Cap Value Fund......................     $  74,110
Worldwide Strategies Fund ..............        46,673

      PNX and its affiliates, the retirement plans of PNX and its affiliates, and Phoenix affiliated Funds held shares which aggregated the following:

                                                         Aggregate Net
                                              Shares      Asset Value
                                            ---------    -------------
Mid-Cap Value Fund
   Class A................................    342,374      $ 6,857,751
Pathfinder Fund
   Class A................................    190,689        1,925,959
   Class C................................     10,005          101,051
Relative Value Fund
   Class A................................    190,187        1,911,379
   Class C................................     10,000          100,300
Total Value Fund
   Class A................................  2,565,342       26,371,716
   Class C................................     30,000          308,400

4. PURCHASES AND SALES OF SECURITIES

      Purchases and sales of securities (excluding U.S. Government and agency securities and short-term securities) for the period ended December 31, 2005, were as follows:

                                              Purchases         Sales
                                            -------------    -------------
Mid-Cap Value Fund....................      $ 119,659,842    $ 10,680,996
Pathfinder Fund.......................          3,491,944       1,213,207
Relative Value Fund...................          2,514,892         264,325
Total Value Fund......................         33,077,122       7,040,178
Worldwide Strategies Fund.............         82,923,902      91,536,288

      There were no purchases or sales of long-term U.S. Government and agency securities.

PHOENIX EQUITY TRUST
NOTES TO FINANCIAL STATEMENTS
DECEMBER 31, 2005 (UNAUDITED) (CONTINUED)

5. CREDIT RISK AND ASSET CONCENTRATIONS

      In countries with limited or developing markets, investments may present greater risks than in more developed markets and the prices of such investments may be volatile. The consequences of political, social or economic changes in these markets may have disruptive effects on the market prices of these investments and the income they generate, as well as a Fund's ability to repatriate such amounts.

      The Funds may invest a high percentage of their assets in specific sectors of the market in their pursuit of a greater investment return. Fluctuations in these sectors of concentration may have a greater impact on a Fund, positive or negative, than if a Fund did not concentrate its investments in such sectors.

6. ILLIQUID SECURITIES

      Investments shall be considered illiquid if they cannot be disposed of within seven days in the ordinary course of business at the approximate amount at which such securities have been valued by the Fund. Additionally, the following information is also considered in determining liquidity: the frequency of trades and quotes for the investment, whether the investment is listed for trading on a recognized domestic exchange and/or whether two or more brokers are willing to purchase or sell the security at a comparable price, the extent of market making activity in the investment and the nature of the market for investment. Illiquid securities are footnoted as such at the end of each Fund's Schedule of Investments where applicable.

7. INDEMNIFICATIONS

      Under the Funds' organizational documents, its trustees and officers are indemnified against certain liabilities arising out of the performance of their duties to the Funds. In addition, the Funds enter into contracts that contain a variety of indemnifications. The Funds' maximum exposure under these arrangements is unknown. However, the Funds have not had prior claims or losses pursuant to these contracts and expect the risk of loss to be remote.

8. REGULATORY EXAMS

      Federal and state regulatory authorities from time to time make inquiries and conduct examinations regarding compliance by The Phoenix Companies, Inc. and its subsidiaries (collectively "the Company") with securities and other laws and regulations affecting their registered products. During 2004 and 2005, the Boston District Office of the Securities and Exchange Commission ("SEC") conducted an examination of the Company's investment company and investment adviser affiliates. Following the examination, the staff of the SEC Boston District Office issued a deficiency letter primarily focused on perceived weaknesses in procedures for monitoring trading to prevent market timing activity prior to 2004. The staff requested the Company to conduct an analysis as to whether shareholders, policyholders and contract holders who invested in the funds that may have been affected by undetected market timing activity had suffered harm and to advise the staff whether the Company believes reimbursement is necessary or appropriate under the circumstances. Market timing is an investment technique involving frequent short-term trading of mutual fund shares that is designed to exploit market movements or inefficiencies in the way mutual fund companies price their shares. A third party was retained to assist the Company in preparing the analysis. In 2005, based on the third party analysis the Company notified the staff at the SEC Boston District Office that reimbursements were not appropriate under the circumstances. The Company does not believe that the outcome of this matter will be material to these financial statements.

9. MERGER

      On October 21, 2004 the shareholders of the FMI Sasco Contrarian Value Fund ("Contrarian Value"), formerly advised by Fiduciary Management, Inc. ("FMI"), pursuant to a plan of reorganization approved a tax-free reorganization in exchange for shares of Mid-Cap Value. On October 22, 2004, the Mid-Cap Value Fund acquired the assets and liabilities of the Contrarian Value Fund. The number and value of shares issued by Mid-Cap Value were in amounts equal to the number and value of shares held by Contrarian Value Fund shareholders as of the reorganization date. Net assets of Mid-Cap Value and Contrarian Value Fund as of the reorganization date were $1,000 and $16,781,226, including net unrealized appreciation of $0 and $1,783,822, respectively. Total net assets after the reorganization were $16,782,226.

10. FEDERAL INCOME TAX INFORMATION

      The Funds have the following capital loss carryovers, which may be used to offset future capital gains.

                                             Expiration Year
                             2008        2010          2011            Total
                           --------   ----------   -----------     -----------
Mid-Cap Value
   Fund ................   $ 56,010   $       --   $    14,334     $    70,344
Worldwide
   Strategies Fund .....         --    5,806,085    20,161,056      25,967,141

      The Trust may not realize the benefit of these losses to the extent each Fund does not realize gains on investments prior to the expiration of the capital loss carryovers.

11. 10% SHAREHOLDERS

      As of December 31, 2005, certain Funds had individual shareholder accounts or omnibus shareholder accounts (which are comprised of a group of individual shareholders), which individually amounted to more than 10% of the total shares outstanding of the fund as detailed below:

                                         % of Shares
                                         Outstanding
                                         -----------
Mid-Cap Value Fund ....................      11%
Pathfinder Fund .......................      93
Relative Value Fund ...................      84
Total Value Fund ......................      94

BOARD OF TRUSTEES' CONSIDERATION OF INVESTMENT ADVISORY AND SUBADVISORY AGREEMENTS FOR PHOENIX MID-CAP VALUE FUND (THE "FUND")
DECEMBER 31, 2005 (UNAUDITED)

      The Board of Trustees is responsible for determining whether to approve the Fund's investment advisory and subadvisory agreements. At a meeting held on November 4, 2005, the Board, including a majority of the independent Trustees, approved the investment advisory agreement (the "Advisory Agreement") between Phoenix Investment Counsel, Inc. ("PIC") and the Fund and the investment subadvisory agreement (the "Subadvisory Agreement") between PIC and Sasco Capital, Inc. (the "Subadvisor"). Pursuant to the Advisory Agreement between PIC and the Fund, PIC provides advisory services to the Fund. Pursuant to the Subadvisory Agreement between PIC and the Subadvisor, the Subadvisor provides the day to day investment management for the Fund.

      During the review process, the Board received assistance and advice from, and met separately with, independent legal counsel. In approving each agreement, the Board, including a majority of the independent Trustees, determined that the fee structure was fair and reasonable and that approval of each agreement was in the best interests of the Fund and its shareholders. While attention was given to all information furnished, the following discusses the primary factors relevant to the Board's decision.

ADVISORY AGREEMENT CONSIDERATIONS

      NATURE, EXTENT AND QUALITY OF SERVICES. The Board concluded that the nature, extent and quality of the overall services provided by PIC and its affiliates to the Fund and its shareholders was reasonable. The Board's conclusion was based, in part, upon services provided to the Fund such as quarterly reports provided by PIC comparing the performance of the Fund with a peer group and benchmark, reports provided by PIC showing that the investment policies and restrictions for the Fund were followed and reports provided by PIC covering matters such as the compliance of investment personnel and other access persons with PIC's and the Fund's code of ethics, the adherence to fair value pricing procedures established by the Board, the monitoring of portfolio compliance, information on illiquid securities and derivatives, brokerage commissions and presentations regarding the economic environment and general investment outlook. The Board noted that PIC was responsible for the general oversight of the investment programs of the Fund and the monitoring of the Fund's Subadvisor's investment performance and its compliance with applicable laws, regulations, policies and procedures. In this regard, the Board considered the detailed performance review process of the investment oversight committee. With respect to compliance monitoring, the Board noted that PIC required quarterly compliance certifications from the Subadvisor and conducted compliance due diligence visits at the Subadvisor. The Board also considered the experience of PIC having acted as an investment adviser to mutual funds for over 70 years and its current experience in acting as an investment adviser to over 50 mutual funds and several institutional clients. The Board also noted the extent of benefits that are provided Fund shareholders from being part of the Phoenix family of funds, including the right to exchange investments between the same class of funds without a sales charge, the ability to reinvest Fund dividends into other funds and the right to combine holdings in other funds to obtain a reduced sales charge. The Board also considered the transfer agent and shareholder services that are provided to Fund shareholders by an affiliate of PIC, noting continuing improvements by management in the scope and quality of services and favorable reports on such service conducted by third parties.

      INVESTMENT PERFORMANCE. The Board placed significant emphasis on the investment performance of the Fund in view of its importance to shareholders. While consideration was given to performance reports and discussions at Board meetings throughout the year, particular attention in assessing such performance was given to a report for the Fund prepared by Lipper Financial Services ("Lipper") furnished for the contract renewal process. The Lipper report showed the investment performance of the Fund's Class A shares for the 1, 3 and 5 year periods ended September 30, 2005 and the year-to-date period ended September 30, 2005. The Board reviewed the investment performance of the Fund, along with comparative performance information of a peer group of funds and a relevant market index. The Board noted that, although the Fund had trailed its benchmark for the 1-, 3- and year-to-date periods, the Fund outperformed the benchmark for the 5-year period, and concluded that performance was reasonable. The Board noted that the Fund's underperformance reflected the Subadvisor's contrarian stance, especially with energy stocks.

      PROFITABILITY. The Board also considered the level of profits realized by PIC and its affiliates in connection with the operation of the Fund. In this regard, the Board reviewed the Fund profitability analysis that addressed the overall profitably of PIC for its management of the Phoenix retail fund family, as well as its profits and that of its affiliates, for managing the Fund. Specific attention was given to the methodology followed in allocating costs to the Fund, it being recognized that allocation methodologies are inherently subjective and various allocation methodologies may each be reasonable while producing different results. In this regard, the Board noted that the allocation appeared reasonable. The Board also noted the reimbursements provided to the Fund. The Board concluded that the profitability to PIC from the Fund was reasonable.

      MANAGEMENT FEE AND TOTAL EXPENSES. The Board also placed significant emphasis on the review of expenses of the Fund. Consideration was given to a comparative analysis of the management fees and total expense ratios of the Fund compared with those of a group of other funds selected by Lipper as its appropriate Lipper expense group under the Lipper report. The Board noted that the total expenses of the Fund were lower than the average total expenses for comparable funds and that the contractual management fee was lower than the median for the peer group. The Board was satisfied with the management fee and total expenses of the Fund in comparison to its expense group as shown in the Lipper report and concluded that such fee and expenses were reasonable.

BOARD OF TRUSTEES' CONSIDERATION OF INVESTMENT ADVISORY AND SUBADVISORY AGREEMENTS FOR PHOENIX MID-CAP VALUE FUND (THE "FUND")
DECEMBER 31, 2005 (UNAUDITED) (CONTINUED)

      ECONOMIES OF SCALE. The Board noted that it was likely that PIC and the Fund would achieve certain economies of scale as the assets grew covering certain fixed costs. The Board concluded that shareholders would have an opportunity to benefit from economies of scale as assets increase proportionately more than certain other expenses.

SUBADVISORY AGREEMENT CONSIDERATIONS

      NATURE, EXTENT AND QUALITY OF SERVICES. The Board concluded that the nature, extent and quality of the overall services that are provided by the Subadvisor to the Fund and its shareholders was reasonable. The Board's opinion was based, in part, upon the extensive experience of the Subadvisor and the portfolio managers. In this regard, the Board noted that the Subadvisor had been in the investment management business for 23 years. The Board further noted that the Subadvisor was a contrarian value manager and also had made it a general practice not to invest in the energy sector. Turning to compensation, the Board noted that a primary factor in the Subadvisor's determination of the amount of bonus compensation to portfolio managers was the relative investment performance of the funds that they managed which would align their interests with those of the Fund's shareholders. The Board also considered and was satisfied with the adequacy of the Subadvisor's compliance program.

      INVESTMENT PERFORMANCE. The Board placed significant emphasis on the investment performance of the Fund in view of its importance to shareholders. While consideration was given to performance reports and discussions at Board meetings throughout the year, particular attention in assessing such performance was given to a report for the Fund prepared by Lipper. The Lipper report showed the investment performance of the Fund's Class A shares for the 1, 3 and 5 year periods ended September 30, 2005 and the year-to-date period ended September 30, 2005. The Board reviewed the investment performance of the Fund, along with comparative performance information of a peer group of funds and a relevant market index. The Board noted and was satisfied that, although the Fund had trailed its benchmark for the 1-, 3- and year-to-date periods, the Fund outperformed the benchmark for the 5-year period, and concluded that the Fund's performance was reasonable. The Board noted that the Fund's underperformance reflected the Subadvisor's contrarian stance, especially with energy stocks.

      PROFITABILITY. The Board did not separately review profitability information for the Subadvisor noting that the subadvisory fee is paid by PIC and not by the Fund so that Fund shareholders would not be directly impacted.

      SUBADVISORY FEE. The Board did not receive comparative fee information of subadvisory fees but noted that the subadvisory fee is paid by PIC and not by the Fund so that Fund shareholders would not be directly impacted.

      ECONOMIES OF SCALE. The Board also considered the existence of any economies of scale and whether those economies would be passed along to the Fund's shareholders but noted that any economies would most likely be generated at the fund level and not necessarily at the subadvisor level.

BOARD OF TRUSTEES' CONSIDERATION OF INVESTMENT ADVISORY AND SUBADVISORY AGREEMENTS FOR PHOENIX PATHFINDER FUND (THE "FUND")
DECEMBER 31, 2005 (UNAUDITED)

      The Board of Trustees is responsible for determining whether to approve the Fund's investment advisory and subadvisory agreements. At a meeting held on June 13, 2005, the Board, including a majority of the independent Trustees, approved the investment advisory agreement (the "Advisory Agreement") between Phoenix Investment Counsel, Inc. ("PIC") and the Fund and the investment subadvisory agreement (the "Subadvisory Agreement") between PIC and Acadian Asset Management, Inc. (the "Subadvisor"). Pursuant to the Advisory Agreement between PIC and the Fund, PIC provides advisory services to the Fund. Pursuant to the Subadvisory Agreement between PIC and the Subadvisor, the Subadvisor provides the day to day investment management for the Fund.

      During the review process, the Board received assistance and advice from, and met separately with, independent legal counsel. In approving each of the Advisory Agreement and the Subadvisory Agreement, the Board, including a majority of the independent Trustees, determined that the fee structure was fair and reasonable and that approval of each of the Advisory Agreement and the Subadvisory Agreement was in the best interests of the Fund and its shareholders. While attention was given to all information furnished, the following discusses the primary factors relevant to the Board's decision.

ADVISORY AGREEMENT CONSIDERATIONS

      NATURE, EXTENT AND QUALITY OF SERVICES. The Board concluded that the nature, extent and quality of the overall services PIC and its affiliates plan to provide to the Fund and its shareholders was reasonable. The Board's conclusion was based, in part, upon services provided to other funds advised by PIC. The Board also considered and was satisfied with the adequacy of PIC's compliance program. The Board noted that PIC was responsible for the general oversight of the investment programs of the Fund and the monitoring of the Fund's Subadvisor's investment performance and its compliance with applicable laws, regulations, policies and procedures. In this regard, the Board considered the detailed performance review process that the investment oversight committee will employ. With respect to compliance monitoring, the Board noted that PIC will require quarterly compliance certifications from the Subadvisor and will conduct compliance due diligence visits at the Subadvisor. The Board also considered the experience of PIC having acted as an investment adviser to mutual funds for over 70 years and its current experience in acting as an investment adviser to over 50 mutual funds and several institutional clients. The Board also noted the extent of benefits that are provided Fund shareholders from being part of the Phoenix family of funds, including the right to exchange investments between the same class of funds without a sales charge, the ability to reinvest Fund dividends into other funds and the right to combine holdings in other funds to obtain a reduced sales charge. The Board also considered the transfer agent and shareholder services that are provided to Fund shareholders by an affiliate of PIC, noting continuing improvements by management in the scope and quality of services and favorable reports on such service conducted by third parties.

      INVESTMENT PERFORMANCE. The Fund had not commenced operations as of June 13, 2005; therefore, performance information was not available for the Board to evaluate.

      PROFITABILITY. The Board was not able to consider the level of profits realized by PIC and its affiliates in connection with the operation of the Fund because the Fund had not commenced operations as of June 13, 2005. However, the Board noted the contractual arrangement with PIC to limit the Fund's total operating expenses (excluding interest, taxes and extraordinary expenses), through October 31, 2006, so that such expenses would not exceed 1.40% for Class A Shares and 2.15% for Class C Shares.

      Further, the Board noted that PIC would not seek to recapture any operating expenses reimbursed under this arrangement.

      MANAGEMENT FEE AND TOTAL EXPENSES. The Board also placed significant emphasis on the review of expenses of the Fund (1.40% and 2.15% for Class A and Class C shares, respectively, after reductions by PIC). Consideration was given to a comparative analysis of the management fees and total expense ratios of the Fund compared with those of a group of other funds selected as appropriate comparisons. The Board was satisfied with the management fee and total expenses of the Fund in comparison to its expense group as shown in these materials and concluded that such fee and expenses were reasonable.

      ECONOMIES OF SCALE. The Board noted that it was likely that PIC and the Fund would achieve certain economies of scale as the assets grew covering certain fixed costs. The Board concluded that shareholders would have an opportunity to benefit from these economies of scale.

SUBADVISORY AGREEMENT CONSIDERATIONS

      NATURE, EXTENT AND QUALITY OF SERVICES. The Board considered the qualifications of key personnel of the Subadvisor that would manage the Fund. Based on the qualifications of the Subadvisor's personnel and the performance of assets managed by the Subadvisor in a similar manner as the Fund would be managed, the Trustees concluded that the nature and quality of services to be provided to the Fund by the Subadvisor were reasonable. Turning to compensation, the Board noted that a primary factor in the Subadvisor's determination of the amount of bonus compensation to portfolio managers was the relative investment performance of the funds that they managed which would align their interests with those of the Fund's shareholders. The Board also considered and was satisfied with the adequacy of the Subadvisor's compliance program.

      INVESTMENT PERFORMANCE. Although the Fund had not commenced operations as of June 13, 2005, the Board considered the performance of a composite of institutional account assets managed by the Subadvisor with a similar strategy as the Fund for the one, three and five year periods, ending March 31, 2005, and noted the performance was near the top of its peer group during those periods.

BOARD OF TRUSTEES' CONSIDERATION OF INVESTMENT ADVISORY AND SUBADVISORY AGREEMENTS FOR PHOENIX PATHFINDER FUND (THE "FUND")
DECEMBER 31, 2005 (UNAUDITED) (CONTINUED)

      PROFITABILITY. The Board did not separately review profitability information for the Subadvisor noting that the subadvisory fee is paid by PIC and not by the Fund so that Fund shareholders would not be directly impacted.

      SUBADVISORY FEE. The Board did not receive comparative fee information of subadvisory fees but noted that the subadvisory fee is paid by PIC and not by the Fund so that Fund shareholders would not be directly impacted.

      ECONOMIES OF SCALE. The Board also considered the existence of any economies of scale and whether those economies would be passed along to the Fund's shareholders but noted that any economies would most likely be generated at the fund level and not necessarily at the subadvisor level.

BOARD OF TRUSTEES' CONSIDERATION OF INVESTMENT ADVISORY AND SUBADVISORY AGREEMENTS FOR PHOENIX RELATIVE VALUE FUND (THE "FUND") DECEMBER 31, 2005 (UNAUDITED)

      The Board of Trustees is responsible for determining whether to approve the Fund's investment advisory and subadvisory agreements. At a meeting held on June 13, 2005, the Board, including a majority of the independent Trustees, approved the investment advisory agreement (the "Advisory Agreement") between Phoenix Investment Counsel, Inc. ("PIC") and the Fund and the investment subadvisory agreement (the "Subadvisory Agreement") between PIC and Golden Capital Management, LLC (the "Subadvisor"). Pursuant to the Advisory Agreement between PIC and the Fund, PIC provides advisory services to the Fund. Pursuant to the Subadvisory Agreement between PIC and the Subadvisor, the Subadvisor provides the day to day investment management for the Fund.

      During the review process, the Board received assistance and advice from, and met separately with, independent legal counsel. In approving each of the Advisory Agreement and the Subadvisory Agreement, the Board, including a majority of the independent Trustees, determined that the fee structure was fair and reasonable and that approval of each of the Advisory Agreement and the Subadvisory Agreement was in the best interests of the Fund and its shareholders. While attention was given to all information furnished, the following discusses the primary factors relevant to the Board's decision.

ADVISORY AGREEMENT CONSIDERATIONS

      NATURE, EXTENT AND QUALITY OF SERVICES. The Board concluded that the nature, extent and quality of the overall services PIC and its affiliates plan to provide to the Fund and its shareholders was reasonable. The Board's conclusion was based, in part, upon services provided to other funds advised by PIC. The Board also considered and was satisfied with the adequacy of PIC's compliance program. The Board noted that PIC was responsible for the general oversight of the investment programs of the Fund and the monitoring of the Fund's Subadvisor's investment performance and its compliance with applicable laws, regulations, policies and procedures. In this regard, the Board considered the detailed performance review process that the investment oversight committee will employ. With respect to compliance monitoring, the Board noted that PIC will require quarterly compliance certifications from the Subadvisor and will conduct compliance due diligence visits at the Subadvisor. The Board also considered the experience of PIC having acted as an investment adviser to mutual funds for over 70 years and its current experience in acting as an investment adviser to over 50 mutual funds and several institutional clients. The Board also noted the extent of benefits that are provided Fund shareholders from being part of the Phoenix family of funds, including the right to exchange investments between the same class of funds without a sales charge, the ability to reinvest Fund dividends into other funds and the right to combine holdings in other funds to obtain a reduced sales charge. The Board also considered the transfer agent and shareholder services that are provided to Fund shareholders by an affiliate of PIC, noting continuing improvements by management in the scope and quality of services and favorable reports on such service conducted by third parties.

      INVESTMENT PERFORMANCE. The Fund had not commenced operations as of June 13, 2005; therefore, performance information was not available for the Board to evaluate.

      PROFITABILITY. The Board was not able to consider the level of profits realized by PIC and its affiliates in connection with the operation of the Fund because the Fund had not commenced operations as of June 13, 2005. However, the Board noted the contractual arrangement with PIC to limit the Fund's total operating expenses (excluding interest, taxes and extraordinary expenses), through October 31, 2006, so that such expenses would not exceed 1.40% for Class A Shares and 2.15% for Class C Shares.

      Further, the Board noted that PIC would not seek to recapture any operating expenses reimbursed under this arrangement.

      MANAGEMENT FEE AND TOTAL EXPENSES. The Board also placed significant emphasis on the review of expenses of the Fund (1.40% and 2.15% for Class A and Class C shares, respectively, after reductions by PIC). Consideration was given to a comparative analysis of the management fees and total expense ratios of the Fund compared with those of a group of other funds selected as appropriate comparisons. The Board found the Fund's management fees to be slightly above the average of those charged by a group of similarly situated funds in the industry as selected by an independent third party. They further noted that the total expenses of the Fund were within acceptable ranges and that the expense ratio was reasonable in view of the anticipated high quality of services to be received by the Fund.

      ECONOMIES OF SCALE. The Board noted that it was likely that PIC and the Fund would achieve certain economies of scale as the assets grew covering certain fixed costs. The Board concluded that shareholders would have an opportunity to benefit from these economies of scale. The Advisor has agreed to review the need for implementing breakpoints in the management fee structure as the Fund's asset levels increase.

SUBADVISORY AGREEMENT CONSIDERATIONS

      NATURE, EXTENT AND QUALITY OF SERVICES. The Board considered the qualifications of key personnel of the Subadvisor that would manage the Fund. Based on the qualifications of the Subadvisor's personnel and the performance of assets managed by the Subadvisor in a similar manner as the Fund would be managed, the Trustees concluded that the nature and quality of services to be provided to the Fund by the Subadvisor were reasonable. Turning to compensation, the Board noted that a primary factor in the Subadvisor's determination of the amount of bonus compensation to portfolio managers was the relative investment performance of the funds that they managed which would align their interests with those of the Fund's shareholders. The Board also considered and was satisfied with the adequacy of the Subadvisor's compliance program.

BOARD OF TRUSTEES' CONSIDERATION OF INVESTMENT ADVISORY AND SUBADVISORY AGREEMENTS FOR PHOENIX RELATIVE VALUE FUND (THE "FUND")
DECEMBER 31, 2005 (UNAUDITED) (CONTINUED)

      INVESTMENT PERFORMANCE. Although the Fund had not commenced operations as of June 13, 2005, the Board considered the performance of a composite of asset accounts, comprised of personal and pension and endowment institutional accounts managed by the Subadvisor with a similar strategy as the Fund, for the one, three and five year periods, ending March 31, 2005, and noted the performance was near the top of its peer group during those periods. Based on the qualifications of the Subadvisor's personnel and the performance of assets managed by the Subadvisor in a similar manner as the Fund would be managed, the Board concluded that the nature and quality of services to be provided to the Fund by the Subadvisor were reasonable.

      PROFITABILITY. The Board did not separately review profitability information for the Subadvisor noting that the subadvisory fee is paid by PIC and not by the Fund so that Fund shareholders would not be directly impacted.

      SUBADVISORY FEE. The Board did not receive comparative fee information of subadvisory fees but noted that the subadvisory fee is paid by PIC and not by the Fund so that Fund shareholders would not be directly impacted.

      ECONOMIES OF SCALE. The Board also considered the existence of any economies of scale and whether those economies would be passed along to the Fund's shareholders but noted that any economies would most likely be generated at the fund level and not necessarily at the subadvisor level.

BOARD OF TRUSTEES' CONSIDERATION OF INVESTMENT ADVISORY AND SUBADVISORY AGREEMENTS FOR PHOENIX TOTAL VALUE FUND (THE "FUND")
DECEMBER 31, 2005 (UNAUDITED)

      The Board of Trustees is responsible for determining whether to approve the Fund's investment advisory and subadvisory agreements. At a meeting held on June 13, 2005, the Board, including a majority of the independent Trustees, approved the investment advisory agreement (the "Advisory Agreement") between Phoenix Investment Counsel, Inc. ("PIC") and the Fund and the investment subadvisory agreements (the "Subadvisory Agreements") between PIC and Acadian Asset Management, Inc., Golden Capital Management, LLC and Harris Investment Management, Inc. (each a "Subadvisor", and together the "Subadvisors"). Pursuant to the Advisory Agreement between PIC and the Fund, PIC provides advisory services to the Fund. Pursuant to the Subadvisory Agreements between PIC and the Subadvisors, the Subadvisors provide the day to day investment management for the Fund.

      During the review process, the Board received assistance and advice from, and met separately with, independent legal counsel. In approving each of the Advisory Agreement and the Subadvisory Agreements, the Board, including a majority of the independent Trustees, determined that the fee structure was fair and reasonable and that approval of such agreements was in the best interests of the Fund and its shareholders. While attention was given to all information furnished, the following discusses the primary factors relevant to the Board's decision.

ADVISORY AGREEMENT CONSIDERATIONS

      NATURE, EXTENT AND QUALITY OF SERVICES. The Board concluded that the nature, extent and quality of the overall services provided by PIC and its affiliates to other funds was reasonable. The Board's conclusion was based, in part, upon services to be provided to the Fund such as quarterly reports provided by PIC comparing the performance of the Fund with a peer group and benchmark, reports to be provided by PIC showing that the investment policies and restrictions for the Fund were followed and reports to be provided by PIC covering matters such as the compliance of investment personnel and other access persons with PIC's and the Fund's code of ethics, the adherence to fair value pricing procedures established by the Board, the monitoring of portfolio compliance, information on illiquid securities and derivatives, brokerage commissions and presentations regarding the economic environment and general investment outlook. The Board noted that PIC would be responsible for the general oversight of the investment programs of the Fund and the monitoring of the Fund's Subadvisors' investment performance and their compliance with applicable laws, regulations, policies and procedures. In this regard, the Board considered the detailed performance review process of the investment oversight committee. With respect to compliance monitoring, the Board noted that PIC requires quarterly compliance certifications from the Subadvisors and would conduct compliance due diligence visits at the Subadvisors. The Board also considered the experience of PIC having acted as an investment adviser to mutual funds for over 70 years and its current experience in acting as an investment adviser to over 50 mutual funds and several institutional clients. The Board also noted the extent of benefits that would be provided Fund shareholders from being part of the Phoenix family of funds, including the right to exchange investments between the same class of funds without a sales charge, the ability to reinvest Fund dividends into other funds and the right to combine holdings in other funds to obtain a reduced sales charge. The Board also considered the transfer agent and shareholder services to be provided to Fund shareholders by an affiliate of PIC, noting continuing improvements by management in the scope and quality of services and favorable reports on such service conducted by third parties.

      PROFITABILITY. The Board also considered the level of profits to be realized by PIC and its affiliates in connection with the operation of the Fund. In this regard, the Board reviewed the Fund profitability analysis that addressed the overall profitability of PIC for its management of the Phoenix retail fund family, as well as its expected profits and that of its affiliates, for managing the Fund. Specific attention was given to the methodology followed in allocating costs to the Fund, it being recognized that allocation methodologies are inherently subjective and various allocation methodologies may each be reasonable while producing different results. In this regard, the Board noted that the allocation appeared reasonable. The Board also noted the contractual expense cap agreed between PIC and the Fund. The Board concluded that the profitability to PIC from the Fund was reasonable.

      MANAGEMENT FEE AND TOTAL EXPENSES. The Board also placed significant emphasis on the review of expenses of the Fund. Consideration was given to a comparative analysis of the management fees and total expense ratios of the Fund compared with those of a group of similarly situated funds in the industry as selected by an independent third party. The Board noted that the management fee of the Fund was slightly higher than the average for its peer group and that the total expenses were within acceptable ranges. The Board concluded that such fee and expenses were reasonable in comparison to its expense peer group.

      ECONOMIES OF SCALE. The Board noted that PIC agreed to review the need for implementing breakpoints in the management fee structure as the Fund's asset levels increase. The Board also noted that it was likely that PIC and the Fund would achieve certain economies of scale as the assets grew covering certain fixed costs. The Board concluded that shareholders would have an opportunity to benefit from economies of scale if assets increase proportionally more than certain other expenses.

SUBADVISORY AGREEMENTS CONSIDERATIONS

      NATURE, EXTENT AND QUALITY OF SERVICES. The Board concluded that the nature, extent and quality of the overall services to be provided by the Subadvisors to the Fund and its shareholders was reasonable. The Board's opinion was based, in part, upon the extensive experience of the Subadvisors and the portfolio managers. Turning to compensation, the Board noted that a primary factor in the Subadvisors' determination of the amount of bonus compensation to portfolio managers was the relative investment performance of the funds that they managed which would align their interests with those of the Fund's shareholders. The Board also considered and was satisfied with the adequacy of the Subadvisors' compliance program.

BOARD OF TRUSTEES' CONSIDERATION OF INVESTMENT ADVISORY AND SUBADVISORY AGREEMENTS FOR PHOENIX TOTAL VALUE FUND (THE "FUND")
DECEMBER 31, 2005 (UNAUDITED) (CONTINUED)

      INVESTMENT PERFORMANCE. The Board placed an emphasis on past investment performance of the Subadvisors in view of the importance to shareholders. The Board considered the performance of a composite of asset accounts, comprised of personal accounts, pension and endowment institutional accounts and a mutual fund managed by the Subadvisors with a similar strategy as the Fund, for the one-, three- and five-year periods, ending March 31, 2005, and noted that their joint performance as a composite was near the top of its peer group during those periods. Based on the qualifications of the Subadvisors' personnel and the performance of assets managed by the Subadvisors in a similar manner as the Fund would be managed, the Trustees concluded that the nature and quality of services to be provided to the Fund by the Subadvisors were satisfactory.

      PROFITABILITY. The Board did not separately review profitability information for the Subadvisors, noting that the subadvisory fees would be paid by PIC and not by the Fund so that Fund shareholders would not be directly impacted.

      SUBADVISORY FEE. The Board did not receive comparative fee information of subadvisory fees but noted that the subadvisory fee would be paid by PIC and not by the Fund so that Fund shareholders would not be directly impacted.

      ECONOMIES OF SCALE. The Board also considered the existence of any economies of scale and whether those economies would be passed along to the Fund's shareholders but noted that any economies would most likely be generated at the Fund level and not necessarily at the Subadvisors level.

BOARD OF TRUSTEES' CONSIDERATION OF INVESTMENT ADVISORY AND SUBADVISORY AGREEMENTS FOR PHOENIX WORLDWIDE STRATEGIES FUND (THE "FUND")
DECEMBER 31, 2005 (UNAUDITED)

      The Board of Trustees is responsible for determining whether to approve the Fund's investment advisory and subadvisory agreements. At a meeting held on May 18, 2005, the Board, including a majority of the independent Trustees, approved the investment subadvisory agreements (the "New Subadvisory Agreements") between Phoenix Investment Counsel, Inc. ("PIC") and Acadian Asset Management, Inc. ("Acadian") and New Star Institutional Managers Limited ("New Star"). At a meeting held on November 4, 2005, the Board, including a majority of the independent Trustees, approved the investment advisory agreement (the "Advisory Agreement") between PIC and the Fund and the investment subadvisory agreement (together with the New Subadvisory Agreements, the "Subadvisory Agreements") between PIC and Engemann Asset Management ("Engemann"). Acadian, New Star and Engemann are referred to below individually as a "Subadvisor," and together as the "Subadvisors." Pursuant to the Advisory Agree-ment between PIC and the Fund, PIC provides advisory services to the Fund. Pursuant to the Subadvisory Agreements between PIC and the Subadvisors, the Subadvisors provide the day to day investment management for the Fund.

      During the review process, the Board received assistance and advice from, and met separately with, independent legal counsel. In approving the Advisory and Subadvisory Agreements, the Board, including a majority of the independent Trustees, determined that the fee structure was fair and reasonable and that approval of the Advisory and Subadvisory Agreements was in the best interests of the Fund and its shareholders. While attention was given to all information furnished, the following discusses the primary factors relevant to the Board's decision.

ADVISORY AGREEMENT CONSIDERATIONS

      NATURE, EXTENT AND QUALITY OF SERVICES. The Board concluded that the nature, extent and quality of the overall services provided by PIC and its affiliates to the Fund and its shareholders was reasonable. The Board's conclusion was based, in part, upon services provided to the Fund such as quarterly reports provided by PIC comparing the performance of the Fund with a peer group and benchmark, reports provided by PIC showing that the investment policies and restrictions for the Fund were followed and reports provided by PIC covering matters such as the compliance of investment personnel and other access persons with PIC's and the Fund's code of ethics, the adherence to fair value pricing procedures established by the Board, the monitoring of portfolio compliance, information on illiquid securities and derivatives, brokerage commissions and presentations regarding the economic environment and general investment outlook. The Board noted that PIC was responsible for the general oversight of the investment programs of the Fund and the monitoring of the Fund's Subadvisors' investment performance and their compliance with applicable laws, regulations, policies and procedures. In this regard, the Board considered the detailed performance review process of the investment oversight committee. With respect to compliance monitoring, the Board noted that PIC required quarterly compliance certifications from the Subadvisors and conducted compliance due diligence visits at the Subadvisors. The Board also considered the experience of PIC having acted as an investment adviser to mutual funds for over 70 years and its current experience in acting as an investment adviser to over 50 mutual funds and several institutional clients. The Board also noted the extent of benefits that are provided Fund shareholders from being part of the Phoenix family of funds, including the right to exchange investments between the same class of funds without a sales charge, the ability to reinvest Fund dividends into other funds and the right to combine holdings in other funds to obtain a reduced sales charge. The Board also considered the transfer agent and shareholder services that are provided to Fund shareholders by an affiliate of PIC, noting continuing improvements by management in the scope and quality of services and favorable reports on such service conducted by third parties.

      INVESTMENT PERFORMANCE. The Board placed significant emphasis on the investment performance of the Fund in view of its importance to shareholders. While consideration was given to performance reports and discussions at Board meetings throughout the year, particular attention in assessing such performance was given to a report for the Fund prepared by Lipper Financial Services ("Lipper") furnished for the contract renewal process. The Lipper report showed the investment performance of the Fund's Class A shares for the 1-, 3-, 5- and 10-year periods ended September 30, 2005 and the year-to-date period ended September 30, 2005. The Board reviewed the investment performance of the Fund, along with comparative performance information of a peer group of funds and a relevant market index. The Board noted that, although the Fund had trailed its benchmark for the 10-year period, the Fund outperformed its benchmark for the more recent 1-, 3-, 5-year and year-to-date periods. The Board also noted that Acadian and New Star had only been managing the international portion of the Fund since July 1, 2005. On the basis of the Fund's recent performance and recent changes to the Fund's Subadvisors, the Board concluded that the Fund's performance was reasonable.

      PROFITABILITY. The Board also considered the level of profits realized by PIC and its affiliates in connection with the operation of the Fund. In this regard, the Board reviewed the Fund profitability analysis that addressed the overall profitably of PIC for its management of the Phoenix retail fund family, as well as its profits and that of its affiliates, for managing the Fund. Specific attention was given to the methodology followed in allocating costs to the Fund, it being recognized that allocation methodologies are inherently subjective and various allocation methodologies may each be reasonable while producing different results. In this regard, the Board noted that the allocation appeared reasonable. The Board also noted the reimburse-ments provided to the Fund. The Board concluded that the profitability to PIC from the Fund was reasonable.

BOARD OF TRUSTEES' CONSIDERATION OF INVESTMENT ADVISORY AND SUBADVISORY AGREEMENTS FOR PHOENIX WORLDWIDE STRATEGIES FUND (THE "FUND")
DECEMBER 31, 2005 (UNAUDITED) (CONTINUED)

      MANAGEMENT FEE AND TOTAL EXPENSES. The Board also placed significant emphasis on the review of expenses of the Fund. Consideration was given to a comparative analysis of the management fees and total expense ratios of the Fund compared with those of a group of other funds selected by Lipper as its appropriate Lipper expense group under the Lipper report. The Board noted that the total expenses of the Fund were lower than the average total expenses for comparable funds and that the contractual management fee was lower than the median for its peer group. The Board was satisfied with the management fee and total expenses of the Fund in comparison to its expense group as shown in the Lipper report and concluded that such fee and expenses were reasonable.

      ECONOMIES OF SCALE. The Board noted that the management fee included breakpoints based on the amount of assets under management. The Board also noted that it was likely that PIC and the Fund would achieve certain economies of scale as the assets grew covering certain fixed costs. The Board concluded that shareholders would have an opportunity to benefit from these economies of scale.

CONSIDERATIONS FOR THE SUBADVISORY AGREEMENTS

      NATURE, EXTENT AND QUALITY OF SERVICES. The Board concluded that the nature, extent and quality of the overall services that are provided by the Subadvisors to the Fund and its shareholders was reasonable. The Board's opinion was based, in part, upon the extensive experience of the Subadvisors and their respective portfolio managers. In this regard, the Board noted that Acadian had been in the investment management business since 1977, New Star since 1988 and Engemann since 1969. Turning to compensation, the Board noted that a primary factor in the Subadvisors' determination of the amount of bonus compensation to portfolio managers was the relative investment performance of the funds that they managed which would align their interests with those of the Fund's shareholders. The Board also considered and was satisfied with the adequacy of the Subadvisors' compliance programs.

      INVESTMENT PERFORMANCE. In approving the New Subadvisory Agreements between the Fund and Acadian and New Star, the Board considered the performance of a composite of institutional account assets managed by Acadian and New Star with a similar strategy as the Fund for the 1-, 3- and 5-year periods ended March 31, 2005, and noted the performance was near the top of its peer group during those periods. In approving the Subadvisory Agreement between the Fund and Engemann, the Board placed significant emphasis on the investment performance of the Fund in view of its importance to shareholders. While consideration was given to performance reports and discussions at Board meetings throughout the year, particular attention in assessing such performance was given to a report for the Fund prepared by Lipper. The Lipper report showed the investment performance of the Fund's Class A shares for the 1-, 3-, 5- and 10-year periods ended September 30, 2005 and the year-to-date period ended September 30, 2005. The Board reviewed the investment performance of the Fund, along with comparative performance information of a peer group of funds and a relevant market index. The Board noted that, although the Fund had trailed its benchmark for the 10-year period, the Fund outperformed its benchmark for the more recent 1-, 3-, 5-year and year-to-date periods, and concluded that the Fund's performance was reasonable.

      PROFITABILITY. The Board did not separately review profitability information for the Subadvisors, noting that the subadvisory fees are paid by PIC and not by the Fund so that Fund shareholders would not be directly impacted.

      SUBADVISORY FEE. The Board did not receive comparative fee information of subadvisory fees but noted that the subadvisory fees are paid by PIC and not by the Fund so that Fund shareholders would not be directly impacted.

      ECONOMIES OF SCALE. The Board also considered the existence of any economies of scale and whether those economies would be passed along to the Fund's shareholders but noted that any economies would most likely be generated at the fund level and not necessarily at the subadvisor level.

PHOENIX EQUITY TRUST

101 Munson Street
Greenfield, MA 01301

TRUSTEES                              INVESTMENT ADVISER

E. Virgil Conway                      Phoenix Investment Counsel, Inc.
Harry Dalzell-Payne                   56 Prospect Street
S. Leland Dill                        Hartford, CT 06115-0480
Francis E. Jeffries
Leroy Keith, Jr.                      PRINCIPAL UNDERWRITER
Marilyn E. LaMarche
Philip R. McLoughlin, Chairman        Phoenix Equity Planning Corporation
Geraldine M. McNamara                 One American Row
Everett L. Morris(1)                  Hartford, CT 06102-5056
James M. Oates
Donald B. Romans                      TRANSFER AGENT
Richard E. Segerson
Ferdinand L. J. Verdonck              Phoenix Equity Planning Corporation
Lowell P. Weicker, Jr.(1)             One American Row
                                      Hartford, CT 06102-5056
OFFICERS
                                      CUSTODIAN
Daniel T. Geraci, President
George R. Aylward, Executive          State Street Bank
  Vice President                      and Trust Company
Francis G. Waltman, Senior            P.O. Box 5501
  Vice President                      Boston, MA 02206-5501
Marc Baltuch, Vice President and
  Chief Compliance Officer            HOW TO CONTACT US
Nancy G. Curtiss, Chief Financial
  Officer and Treasurer               Mutual Fund Services      1-800-243-1574
Kevin J. Carr, Vice President,        Advisor Consulting Group  1-800-243-4361
  Chief Legal Officer,                Telephone Orders          1-800-367-5877
  Counsel and Secretary               Text Telephone            1-800-243-1926
                                      Web site                  PHOENIXFUNDS.COM

--------------------------------------------------------------------------------

IMPORTANT NOTICE TO SHAREHOLDERS

The Securities and Exchange Commission has modified mailing regulations for semiannual and annual shareholder fund reports to allow mutual fund companies to send a single copy of these reports to shareholders who share the same mailing address. If you would like additional copies, please call Mutual Fund Services at 1-800-243-1574.

--------------------------------------------------------------------------------

(1) Pursuant to the Trust's retirement policy, Mr. Weicker will retire from the Board of Trustees effective January 1, 2006, and Mr. Morris will retire from the Board immediately following its May 2006 meeting.


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

                                                                 ---------------
                                                                    PRESORTED
                                                                    STANDARD
                                                                  U.S. POSTAGE
                                                                      PAID
[LOGO] PHOENIXFUNDS(SM)                                          Louisville, KY
                                                                 Permit No. 1051
PHOENIX EQUITY PLANNING CORPORATION                              ---------------
P.O. Box 150480
Hartford, CT 06115-0480


For more information about Phoenix mutual funds, please call your financial representative, contact us at 1-800-243-1574 or visit PHOENIXFUNDS.COM.


NOT INSURED BY FDIC/NCUSIF OR ANY FEDERAL GOVERNMENT AGENCY.
NO BANK GUARANTEE. NOT A DEPOSIT. MAY LOSE VALUE.

PXP682                                                                      2-06
BPD25355





ITEM 2. CODE OF ETHICS.

Not applicable.


ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable.


ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable.


ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable.


ITEM 6. SCHEDULE OF INVESTMENTS.

Schedule of Investments in securities of unaffiliated issuers as of the close of the reporting period is included as part of the report to shareholders filed under Item 1 of this form.


ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 8. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.


ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.


ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

There have been no material changes to the procedures by which the shareholders may recommend nominees to the registrant's board of trustees, where those changes were implemented after the registrant last provided disclosure in response to the requirements of Item 7(d)(2)(ii)(G) of Schedule 14A (17 CFR 240.14a-101), or this Item.


ITEM 11. CONTROLS AND PROCEDURES.

     (a) The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act") (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

     (b) There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant's second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 12. EXHIBITS.

     (a)(1)   Not applicable.

     (a)(2)   Certifications  pursuant to Rule  30a-2(a)  under the 1940 Act and
              Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

     (a)(3)   Not applicable.

     (b)      Certifications  pursuant to Rule  30a-2(b)  under the 1940 Act and
              Section 906 of the Sarbanes-Oxley Act of 2002 are attached hereto.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(registrant)   Phoenix Equity Trust
             -------------------------------------------------------------------

By (Signature and Title)*  /s/ George R. Aylward
                         -------------------------------------------------------
                           George R. Aylward, Executive Vice President
                           (principal executive officer)

Date           March 9, 2006
    ----------------------------------------------------------------------------


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By (Signature and Title)*  /s/ George R. Aylward
                         -------------------------------------------------------
                           George R. Aylward, Executive Vice President
                           (principal executive officer)

Date           March 9, 2006
    ----------------------------------------------------------------------------


By (Signature and Title)*  /s/ Nancy G. Curtiss
                         -------------------------------------------------------
                           Nancy G. Curtiss,
                           Chief Financial Officer and Treasurer
                           (principal financial officer)

Date           March 9, 2006
    ----------------------------------------------------------------------------



* Print the name and title of each signing officer under his or her signature.